                                                       Registration Nos. 2-98326
                                                                        811-4323
                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                        Pre-Effective Amendment No. ____                   [ ]


                         Post-Effective Amendment No. 34                   [X]
                                       and


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY         [X]
                                   ACT OF 1940


                                Amendment No. 35                           [X]


                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -
                            NEW ENGLAND FUNDS TRUST I
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 578-1388
              (Registrant's Telephone Number, including Area Code)
                          - - - - - - - - - - - - - - -
                            Robert P. Connolly, Esq.
                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                            Edward A. Benjamin, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant intends to file on or about February 28, 1997 the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996.

                            NEW ENGLAND FUNDS TRUST I
              (Prospectus and Statement of Additional Information)

                              CROSS-REFERENCE SHEET

                           Items required by Form N-1A

Item No. of
 Form N-1A                        Caption in Prospectus
 ---------                        ---------------------

    1  . . . . . . . .  Cover page

    2  . . . . . . . .  Schedule of Fees


    3  . . . . . . . .  Financial Highlights

    4  . . . . . . . .  Cover page; Additional Facts About the Funds;
                        Investment Objectives; How the Funds Pursue Their Objectives; Fund Investments; Investment Risks

    5  . . . . . . . .  New England Investment Companies and the Funds'
                        Adviser and Subadvisers; Fund Management; Back cover page; Additional Facts About the Funds

    5A . . . . . . . .  None

    6  . . . . . . . .  Cover page; Additional Facts About the Funds; Buying
                        Fund Shares; Owning Fund Shares; Dividends; Income Tax Considerations; Back cover page

    7  . . . . . . . .  Cover page; Schedule of Fees; Buying Fund Shares;
                        Owning Fund Shares; Selling Fund Shares; How Fund Share Price is Determined; Determination of Net Asset Value; The Funds' Expenses; Back cover page

    8  . . . . . . . .  Selling Fund Shares; Exchanging Among New England Funds


    9  . . . . . . . .  None

Item No. of                       Caption in Statement of
 Form N-1A                        Additional Information
 ---------                        ----------------------
    10 . . . . . . . .  Cover page

    11 . . . . . . . .  Table of Contents

    12 . . . . . . . .  Description of the Trusts and Ownership of Shares

    13 . . . . . . . .  Miscellaneous Investment Practices; Investment
                        Restrictions

    14 . . . . . . . .  Management of the Trusts


    15 . . . . . . . .  Fund Charges and Expenses; Management of the Trusts


    16 . . . . . . . .  Fund Charges and Expenses; Management of the Trusts


    17 . . . . . . . .  Fund Charges and Expenses; Portfolio Transactions and
                        Brokerage


    18 . . . . . . . .  Description of the Trusts and Ownership of Shares

    19 . . . . . . . .  How to Buy Shares; Net Asset Value and Public Offering
                        Price; Reduced Sales Charges; Shareholder Services; Redemptions

    20 . . . . . . . .  Income Dividends, Capital Gain Distributions and Tax
                        Status

    21 . . . . . . . .  Fund Charges and Expenses; Management of the Trusts


    22 . . . . . . . .  Performance Criteria (in Prospectus); Investment
                        Performance of the Funds; Standard Performance Measures

    23 . . . . . . . .  Financial Statements

NEW ENGLAND FUNDS

Where The Best Minds Meet(TM)
--------------------------------------------------------------------------------

NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND
NEW ENGLAND STAR ADVISERS FUND
NEW ENGLAND VALUE FUND


PROSPECTUS AND APPLICATION -- MAY 1, 1997


New England Capital Growth Fund, New England Balanced Fund, New England Growth Fund, New England International Equity Fund, New England Star Advisers Fund and New England Value Fund, series of New England Funds Trust I, and New England Growth Opportunities Fund, a series of New England Funds Trust II, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I and New England Funds Trust II are referred to in this prospectus as the "Trusts."


Each Fund offers three classes of shares to the general public (Classes A, B and C), except as described in the next paragraph. The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B or Class C share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B and Class C shares. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund Shares--Sales Charges." Through a separate prospectus, New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund, New England Star Advisers Fund, New England Value Fund and New England Growth Opportunities Fund also offer an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the "Distributor") toll-free at 1-800-225-5478.

New England Growth Fund currently offers only Class A and Class B shares, but may at a later date offer Class C shares to the general public and Class Y shares to certain institutional investors. If and when New England Growth Fund offers such additional classes of shares for sale, the Fund will supplement its prospectus.

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Funds dated May 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FOR GENERAL INFORMATION ON THE FUNDS OR ANY OF THEIR SERVICES AND FOR ASSISTANCE IN OPENING AN ACCOUNT, CONTACT YOUR INVESTMENT DEALER OR CALL THE DISTRIBUTOR TOLL FREE AT 1-800-225-5478.

                                       T A B L E   O F   C O N T E N T S
   PAGE

            FUND EXPENSES AND FINANCIAL INFORMATION
            Schedule of Fees                                            Sales charges, yearly operating expenses.
            Financial Highlights                                        Historical information on the Funds' performance.

----------- ----------------------------------------------------------- ------------------------------------------------------
            INVESTMENT STRATEGY
            Investment Objectives                                       The investment goal for each Fund.
            New England Investment Companies and the
               Funds' Advisers and Subadvisers
            How the Funds Pursue Their Objectives
            Fund Investments

----------- ----------------------------------------------------------- ------------------------------------------------------
            INVESTMENT RISKS                                            It is important to understand the risks inherent in a
                                                                        Fund before you invest.

----------- ----------------------------------------------------------- ------------------------------------------------------
            FUND MANAGEMENT

----------- ----------------------------------------------------------- ------------------------------------------------------
            BUYING FUND SHARES
            Minimum Investment                                          Everything you need to know to open and add to
            6 Ways to Buy Fund Shares                                   a New England Funds account.
              []  Through your investment dealer
              []  By mail
              []  By wire transfer
              []  By Investment Builder
              []  By electronic purchase through ACH
              []  By exchange from another New England Fund
            Sales Charges
            Reduced Sales Charges (Class A Shares Only)

----------- ----------------------------------------------------------- ------------------------------------------------------
            OWNING FUND SHARES
            Exchanging Among New England Funds                          New England Funds offers three convenient ways to
            Fund Dividend Payments                                      exchange Fund shares.

----------- ----------------------------------------------------------- ------------------------------------------------------
            SELLING FUND SHARES
            4 Ways to Sell Fund Shares                                  How to withdraw money or close your account.
              []  Through your investment dealer
              []  By telephone
              []  By mail
              []  By Systematic Withdrawal Plan
            Repurchase Option (Class A Shares Only)                     An opportunity to reinvest your redemption proceeds
                                                                        within 120 days for no sales charge.

----------- ----------------------------------------------------------- ------------------------------------------------------
            FUND DETAILS
            How Fund Share Price Is Determined                          Additional information you may find important.
            Income Tax Considerations
            The Funds' Expenses
            Performance Criteria
            Additional Facts About the Funds
            Glossary of Terms

 F U N D   E X P E N S E S   A N D   F I N A N C I A L   I N F O R M A T I O N

SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in the Funds and estimated annual expenses for each class of the Funds' shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Funds for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES

                                                                            ALL FUNDS
                                                                ----------------------------------
                                                                 Class A     Class B     Class C
                                                                 -------     -------     -------
Maximum Initial Sales Charge Imposed on a Purchase
     (as a percentage of offering price)(1)(2)                    5.75%       None        None
Maximum Contingent Deferred Sales Charge
     (as a percentage of original purchase price or
     redemption proceeds, as applicable)(2)                        (3)        4.00%       1.00%


(1) A reduced sales charge on Class A shares applies in some cases. See "Buying
    Fund Shares -- Reduced Sales Charges (Class A Shares Only)."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                   NEW ENGLAND                             NEW ENGLAND
                                               CAPITAL GROWTH FUND                        BALANCED FUND
                                       ------------------------------------    ------------------------------------
                                        Class A     Class B      Class C        Class A     Class B      Class C
                                        -------     -------      -------        -------     -------      -------
Management Fees                           ___%        ___%        ___%            ___%        ___%        ___%
12b-1 Fees                               0.25%       1.00%*      1.00%*          0.25%       1.00%*      1.00%*
Other Expenses                            ___%        ___%        ___%            ___%        ___%        ___%
Total Fund Operating Expenses             ___%        ___%        ___%            ___%        ___%        ___%

                                                                              NEW ENGLAND
                                                                       INTERNATIONAL EQUITY FUND
                                                                --------------------------------------
                                                                  Class A      Class B      Class C
                                                                  -------      -------      -------
Management Fees
   (after voluntary fee waiver and expense reduction)**             ___%         ___%        ___%
12b-1 Fees                                                         0.25%        1.00%*      1.00%*
Other Expenses                                                      ___%         ___%        ___%
Total Fund Operating Expenses
   (after voluntary fee waiver and expense reduction)**             ___%         ___%        ___%



                                                   NEW ENGLAND                             NEW ENGLAND
                                               STAR ADVISERS FUND                          VALUE FUND
                                       ------------------------------------    ------------------------------------
                                        Class A     Class B      Class C        Class A     Class B      Class C
                                        -------     -------      -------        -------     -------      -------
Management Fees                           ___%        ___%        ___%            ___%        ___%        ___%
12b-1 Fees                               0.25%       1.00%*      1.00%*          0.25%       1.00%*      1.00%*
Other Expenses                            ___%        ___%        ___%            ___%        ___%        ___%
Total Fund Operating Expenses             ___%        ___%        ___%            ___%        ___%        ___%

                                                NEW ENGLAND GROWTH                         NEW ENGLAND
                                                OPPORTUNITIES FUND                         GROWTH FUND
                                       ------------------------------------    -------------------------------------
                                        Class A     Class B      Class C            Class A            Class B
                                        -------     -------      -------            -------            -------
Management Fees                           ___%        ___%        ___%               ___%               ___%
12b-1 Fees                               0.25%       1.00%*      1.00%*              0.25%             1.00%*
Other Expenses                            ___%        ___%        ___%               ___%               ___%
Total Fund Operating Expenses             ___%        ___%        ___%               ___%               ___%

*   Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
**  Without the voluntary fee waiver and expense reduction by the Fund's adviser, Management Fees would be ___% for all classes and Total Fund Operating Expenses would be ___% for Class A shares, ___% for Class B shares and ___% for
    Class C shares. These voluntary limitations can be terminated by the Fund's adviser at any time. See "Fund
    Management."


EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.


                           NEW ENGLAND                                NEW ENGLAND
                       CAPITAL GROWTH FUND                           BALANCED FUND
              ---------------------------------------    ---------------------------------------
                Class A       Class B      Class C        Class A       Class B        Class C
                -------       -------      -------        -------       -------        -------
                            (1)    (2)                                (1)      (2)
1 year           $___      $___    $___      $___          $___      $___     $___      $___
3 years          $___      $___    $___      $___          $___      $___     $___      $___
5 years          $___      $___    $___      $___          $___      $___     $___      $___
10 years*        $___      $___    $___      $___          $___      $___     $___      $___

                           NEW ENGLAND
                    INTERNATIONAL EQUITY FUND
              ---------------------------------------
                Class A       Class B       Class C
                -------       -------       -------
                            (1)     (2)
1 year           $___       $___    $___     $___
3 years          $___       $___    $___     $___
5 years          $___       $___    $___     $___
10 years*        $___       $___    $___     $___

                            NEW ENGLAND                                NEW ENGLAND
                        STAR ADVISERS FUND                              VALUE FUND
              ----------------------------------------    ---------------------------------------
                Class A       Class B       Class C         Class A       Class B      Class C
                -------       -------       -------         -------       -------      -------
                            (1)    (2)                                  (1)    (2)
1 year           $___      $___    $___      $___            $___      $___    $___      $___
3 years          $___      $___    $___      $___            $___      $___    $___      $___
5 years          $___      $___    $___      $___            $___      $___    $___      $___
10 years*        $___      $___    $___      $___            $___      $___    $___      $___

                         NEW ENGLAND GROWTH                            NEW ENGLAND
                         OPPORTUNITIES FUND                            GROWTH FUND
              ----------------------------------------    ----------------------------------------
                Class A       Class B       Class C           Class A              Class B
                -------       -------       -------           -------              -------
                            (1)     (2)                                        (1)         (2)
1 year           $___       $___    $___      $___              $___           $___       $___
3 years          $___       $___    $___      $___              $___           $___       $___
5 years          $___       $___    $___      $___              $___           $___       $___
10 years*        $___       $___    $___      $___              $___           $___       $___


(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
 *  Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and other expenses, please see "Fund Management," "The Funds' Expenses" and "Additional Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

FINANCIAL HIGHLIGHTS

(For Class A, B and C shares of each Fund outstanding throughout the indicated periods.)


The Financial Highlights presented on pages __ through __ have been included in financial statements for the Funds. The financial statements for the Class A, B and C shares of New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund, New England Star Advisers Fund and New England Value Fund and the financial statements for the Class A shares of New England Growth Fund (which has only one class of shares outstanding through 1996) have been examined by Price Waterhouse LLP, independent accountants. The financial statements for New England Growth Opportunities Fund's Class A, B and C shares have been examined by Coopers & Lybrand LLP, independent accountants. The reports of Price Waterhouse LLP and Coopers & Lybrand LLP are incorporated by reference in Part II of the Statement and may be obtained by shareholders. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in Part II of the Statement. Each Fund's annual report contains additional performance information and is available upon request and without charge.


NEW ENGLAND CAPITAL GROWTH FUND


                                                           CLASS A                                         CLASS B
                                      --------------------------------------------------  -----------------------------------------
                                       AUGUST 3(a)                                       SEPT.  13(a)
                                        THROUGH          YEAR ENDED DECEMBER 31,           THROUGH         YEAR ENDED DEC. 31,
                                        DEC. 31,   ------------------------------------    DEC. 31,    ----------------------------
                                          1992      1993      1994      1995      1996      1993       1994      1995       1996
                                         ------    ------    ------    ------    ------    ------     ------    ------     ------
Net asset value, beginning of period     $12.50    $14.23    $15.27    $15.02    $         $14.79     $15.24    $14.89     $
                                         ------    ------    ------    ------    ------    ------     ------    ------     ------
Income from investment operations
Net investment income (loss)               0.02      0.00     (0.08)    (0.11)(e)            0.00      (0.08)    (0.16)(e)

Net gain (loss) on investments (both
   realized and unrealized)                1.84      1.12     (0.17)     4.74                0.53      (0.27)     4.60
                                         ------    ------    ------    ------    ------    ------     ------    ------     ------
Total income (loss) from investment
   operations                              1.86      1.12     (0.25)     4.63                0.53      (0.35)     4.44
                                         ------    ------    ------    ------    ------    ------     ------    ------     ------
Less distributions
Distributions (from net investment
   income)                                (0.02)     0.00      0.00      0.00                0.00       0.00      0.00

Distributions (from net realized
   capital gains)                         (0.11)    (0.08)     0.00     (1.24)              (0.08)      0.00     (1.24)
                                         ------    ------    ------    ------    ------    ------     ------    ------     ------
Total distributions                       (0.13)    (0.08)     0.00     (1.24)              (0.08)      0.00     (1.24)
                                         ------    ------    ------    ------    ------    ------     ------    ------     ------
Net asset value, end of period           $14.23    $15.27    $15.02    $18.41              $15.24     $14.89    $18.09
                                         ======    ======    ======    ======    ======    ======     ======    ======     ======
Total return (%)(c)                       14.9       7.9     (1.6)      30.7                3.6        (2.3)     29.7

Ratios/Supplemental data
Net assets, end of period (000)         $34,772   $98,735   $95,803  $123,504             $ 6,748    $15,390   $26,234

Ratio of operating expenses to
   average net assets (%)(d)            1.00(b)     1.23      1.63      1.61              2.29(b)      2.38      2.36

Ratio of net investment income (loss)
   to average net assets (%)            0.74(b)    (0.03)    (0.45)    (0.67)            (1.15)(b)    (1.20)    (1.42)

Portfolio turnover rate (%)                15        77        82        69                 77         82        69

NEW ENGLAND CAPITAL GROWTH FUND CONTINUED


                                                                               CLASS C
                                                                     --------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                     --------------------------
                                                                        1995(a)           1996
                                                                      ---------          ------
Net asset value, beginning of period                                    $14.89           $

Income from investment operations
Net investment income (loss)                                             (0.09)(e)

Net gain (loss) on investments (both realized and                         4.52
  unrealized)
                                                                        ------           ------
Total income (loss) from investment operations                            4.43
                                                                        ------           ------
Less distributions
Distributions (from net investment income)                                0.00

Distributions (from net realized capital gains)                          (1.24)
                                                                        ------           ------
Total distributions                                                      (1.24)
                                                                        ------           ------
Net asset value, end of period                                          $18.08
                                                                        ======           ======
Total return (%)(c)                                                       29.7

Ratios/Supplemental data
Net assets, end of period (000)                                           $354

Ratio of operating expenses to average net assets (%)(d)                  2.36

Ratio of net investment income (loss) to average net                     (1.42)
  assets (%)

Portfolio turnover rate (%)                                                 69

(a) The Fund commenced operations on August 3, 1992. Class B shares were first offered on
    September 13, 1993. Class C shares were first offered on January 3, 1995.
(b) Computed on an annualized basis.
(c) A sales charge in the case of the Class A shares and a contingent deferred sales charge in the case of the Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations in effect from August 3, 1992 through September 30, 1993 would have been: (%)
                                        Class A                Class B
                                -------------------------     ---------
                                8/3/92 -      Year Ended      9/13/93 -
                                12/31/92       12/31/93       12/31/93
                                --------       --------       --------
                                2.20(b)          1.58          2.97(b)
(e) Per share net investment income (loss) does not reflect current period's reclassification of permanent differences between book and tax basis net investment income (loss).

NEW ENGLAND BALANCED FUND (a)

                                                                 CLASS A
                       ----------------------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                       ----------------------------------------------------------------------------------------------------
                        1987       1988     1989      1990      1991      1992      1993       1994       1995        1996
                        ----       ----     ----      ----      ----      ----      ----       ----        ---        ----
Net asset
   value,
   beginning of
   period              $10.30     $8.94     $9.50    $9.47     $8.11     $10.15    $11.16     $12.13     $11.27
                       ------     -----     -----    -----     -----     ------    ------     ------     ------      ------
Income from investment
  operations
Net investment income    0.23      0.39      0.34     0.35      0.30       0.30      0.31       0.33       0.42
Net gains or
   losses on
   investments
   (both
   realized and
   unrealized)          (0.11)     0.50      0.65    (1.34)     2.05       1.10      1.26      (0.65)      2.49
                       ------     -----     -----    -----     -----     ------    ------     ------     ------      ------
Total income
   (loss) from
   investment
   operations            0.12      0.89      0.99    (0.99)     2.35       1.40      1.57      (0.32)      2.91
                       ------     -----     -----    -----     -----     ------    ------     ------     ------      ------
Less distributions
Distributions
   (from net
   investment
   income)              (0.39)    (0.33)    (0.41)   (0.35)    (0.30)     (0.30)    (0.31)     (0.33)     (0.40)
Distributions
   (from net
   realized
   capital
   gains)               (1.09)     0.00     (0.61)    0.00      0.00      (0.09)    (0.29)     (0.21)     (0.64)
Distributions
   (from
   paid-in
   capital)              0.00      0.00      0.00    (0.02)    (0.01)      0.00      0.00       0.00       0.00
                       ------     -----     -----    -----     -----     ------    ------     ------     ------      ------
Total
   distributions        (1.48)    (0.33)    (1.02)   (0.37)    (0.31)     (0.39)    (0.60)     (0.54)     (1.04)
                       ------     -----     -----    -----     -----     ------    ------     ------     ------      ------
Net asset value
   end of period
                        $8.94     $9.50     $9.47    $8.11     $10.15    $11.16    $12.13     $11.27     $13.14
                       ======     =====     =====    =====     =====     ======    ======     ======     ======      ======
Total return(%)(d)       0.8       10.0     10.4     (10.6)     29.2      13.9      14.2       (2.7)      26.3
Ratios/Supplemental data
Net assets, end
   of period
   (000)              $46,632   $51,902   $59,405  $52,134   $67,467   $90,527   $158,308   $158,332   $196,514
Ratio of
   operating
   expenses to
   average net
   assets(%)           1.52(e)     1.52     1.52      1.58      1.53      1.48      1.40       1.40       1.36
Ratio of net
   investment
   income to
   average net
   assets(%)            2.33       4.19     3.35      4.00      3.18      2.84      2.66       2.91       3.37
Portfolio
   turnover
   rate(%)               63         58       111       68        51        38        50         36         54

NEW ENGLAND BALANCED FUND (a) CONTINUED

                                                                       CLASS B                               CLASS C
                                                    -------------------------------------------       -------------------
                                                    SEPT. 13(b)                                             YEAR ENDED
                                                      THROUGH            YEAR ENDED DEC. 31                  DEC. 31,
                                                      DEC. 31,     -----------------------------      -------------------
                                                        1993        1994        1995       1996       1995(b)       1996
                                                       ------      ------      ------     ------      ------       ------
Net asset value, beginning of period                   $12.16      $12.11      $11.24     $           $11.24       $
                                                       ------      ------      ------     ------      ------       ------
Income from investment operations
Net investment income                                    0.16        0.26        0.34                   0.35

Net gains or losses on investments (both realized
  and unrealized)                                        0.24       (0.66)       2.46                   2.44
                                                       ------      ------      ------     ------      ------       ------
Total income (loss) from investment operations           0.40       (0.40)       2.80                   2.79
                                                       ------      ------      ------     ------      ------       ------
Less distributions
Distributions (from net investment income)              (0.16)      (0.26)      (0.32)                 (0.34)

Distributions (from net realized capital gains)         (0.29)      (0.21)      (0.64)                 (0.64)

Distributions (from paid-in capital)                     0.00        0.00        0.00                   0.00
                                                       ------      ------      ------     ------      ------       ------
Total distributions                                     (0.45)      (0.47)      (0.96)                 (0.98)
                                                       ------      ------      ------     ------      ------       ------
Net asset value end of period                          $12.11      $11.24      $13.08                 $13.05
                                                       ======      ======      ======     ======      ======       ======
Total return (%)(d)                                     3.3        (3.4)        25.3                   25.2

Ratios/Supplemental data
Net assets, end of period (000)                        $4,691     $21,607      $40,361                 $718

Ratio of operating expenses to average net
  assets (%)                                          2.36(c)       2.15        2.11                   2.11

Ratio of net investment income to average net
  assets (%)                                          1.92(c)       2.16        2.62                   2.62

Portfolio turnover rate (%)                              50          36          54                     54

(a) The Fund was changed from an "equity income" fund to a "balanced" fund on March 1, 1990. Results for periods prior to
    March 1, 1990 reflect former investment policies and are not necessarily representative of results that would have been achieved had the Fund's current investment policies then been in effect.
(b) Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(c) Computed on an annualized basis.
(d) A sales charge in the case of the Class A shares and a contingent deferred sales charge in the case of the Class B and Class
    C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(e) In 1987, the Fund's adviser and principal underwriter voluntarily agreed to waive a portion of their fees in order to limit the Fund's expenses (exclusive of trustees' fees) to 1.50% of the Fund's average daily net assets. The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitation would have been 1.64%.

NEW ENGLAND GROWTH FUND


                                                          CLASS A
---------------------------------------------------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                            1987     1988     1989     1990     1991       1992        1993     1994      1995       1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period     $8.88    $7.59    $7.46    $8.49    $8.85     $11.19      $10.08   $10.44     $8.87
                           -----    -----    -----    -----   ------     ------      ------   ------    ------      -----

Income from investment operations
Net investment income      (0.01)(a) 0.28     0.09     0.07     0.10       0.09        0.02     0.11      0.05
Net gains or losses
   on investments
  (both realized and
   unrealized)              1.62    (0.17)    1.56     0.38     4.92      (0.83)       1.12    (0.84)     3.30
                           -----    -----    -----    -----   ------     ------      ------   ------    ------      -----


Total income from
  investment operations     1.61     0.11     1.65     0.45     5.02      (0.74)       1.14   (0.73)      3.35
                           -----    -----    -----    -----   ------     ------      ------   ------    ------      -----

Less distributions
Distributions (from
  net investment
   income)                 (0.05)   (0.24)   (0.11)   (0.09)   (0.10)     (0.09)      (0.01)   (0.11)    (0.05)
Distributions (from
   net realized capital
   gains)                  (2.85)    0.00    (0.46)    0.00    (2.57)     (0.28)      (0.77)   (0.73)    (1.62)
Distributions (from
  paid-in capital)          0.00     0.00    (0.05)    0.00    (0.01)      0.00        0.00     0.00      0.00
                           -----    -----    -----    -----   ------     ------      ------   ------    ------      -----

Total distributions        (2.90)  (0.24)    (0.62)   (0.09)   (2.68)     (0.37)      (0.78)   (0.84)    (1.67)
                           -----    -----    -----    -----   ------     ------      ------   ------    ------      -----

Net asset value, end
   of period               $7.59    $7.46    $8.49    $8.85   $11.19     $10.08      $10.44    $8.87    $10.55
                           =====    =====    =====    =====   ======     ======      ======   ======    ======      =====

Total return (%)(b)         18.5     1.5     22.3      5.1     56.7       (6.6)        11.3    (7.1)     38.1

Ratios/Supplemental data
Net assets, end of
  period (000)          $440,851 $462,495 $555,659 $614,018 $996,813 $1,173,948  $1,200,515 $988,430  $304,381
Ratio of operating
  expenses to average
  net assets (%)            1.29     1.26     1.22     1.23     1.14       1.15        1.18     1.19      1.20
Ratio of net investment
  income to average
  net assets (%)           (0.06)    3.64     1.19     0.77     0.89       0.89        0.16     1.05      0.42
Portfolio turnover
  rate (%)                   154     283      203      185      186        218        145      141        235

(a)  Net investment income per share has been calculated based upon the averages of monthly shares outstanding.
(b)  A sales charge was not reflected in total return calculations.

NEW ENGLAND INTERNATIONAL EQUITY FUND

                                                                  CLASS A                                     CLASS B
                                              -----------------------------------------------  ------------------------------------
                                              MAY 21(a)                                        SEPT. 13(a)
                                               THROUGH        YEAR ENDED DECEMBER 31,           THROUGH     YEAR ENDED DEC. 31,
                                              DEC. 31,   ------------------------------------   DEC. 31,   ------------------------
                                                1992      1993      1994      1995      1996      1993      1994     1995     1996
                                               ------    ------    ------    ------    ------    ------    ------   ------   ------
Net asset value, beginning of period           $12.50    $11.80    $14.85    $15.50    $         $15.19    $14.81   $15.35   $
                                               ------    ------    ------    ------    ------    ------    ------   ------   ------
Income from investment operations
Net investment income                            0.01      0.11      0.00      0.27                0.12      0.00     0.19

Net gains or losses on investments (both
  realized and unrealized)                      (0.63)     3.37      1.19      0.63               (0.06)     1.08     0.58
                                               ------    ------    ------    ------    ------    ------    ------   ------   ------
Total income from investment operations         (0.62)     3.48      1.19      0.90                0.06      1.08     0.77
                                               ------    ------    ------    ------    ------    ------    ------   ------   ------
Less distributions
Distributions (from net investment income)      (0.01)    (0.11)     0.00     (0.27)              (0.12)     0.00    (0.19)

Distributions (from net realized capital         0.00     (0.32)    (0.53)     0.00               (0.32)    (0.53)    0.00
  gains)

Distributions (from paid-in capital)            (0.07)     0.00     (0.01)     0.00                0.00     (0.01)    0.00
                                               ------    ------    ------    ------    ------    ------    ------   ------   ------
Total distributions                             (0.08)    (0.43)    (0.54)    (0.27)              (0.44)    (0.54)   (0.19)
                                               ------    ------    ------    ------    ------    ------    ------   ------   ------
Net asset value, end of period                 $11.80    $14.85    $15.50    $16.13              $14.81    $15.35   $15.93
                                               ======    ======    ======    ======    ======    ======    ======   ======   ======
Total return (%)(c)                             (5.0)     29.4       8.1      5.8                  0.3      7.3      5.0

Ratios/Supplemental data
Net assets, end of period (000)                $21,731   $80,937  $142,917  $136,848             $9,176   $41,601  $52,895

Ratio of operating expenses to average
  net assets (%)(d)                            1.50(b)    1.60      1.75      1.75               2.50(b)    2.50     2.50

Ratio of net investment income to average
  net assets (%)                               0.10(b)    0.24      0.01      1.24              (1.69)(b)  (0.74)    0.49
Portfolio turnover rate (%)                      62        101       123      119                  101      123      119

(a) The Fund commenced operations on May 21, 1992. Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(b) Computed on an annualized basis.
(c) A sales charge in the case of the Class A shares and a contingent deferred sales charge in the case of the Class B and
    Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations would have been: (%)
                              Class A                                              Class B                            Class C
    ---------------------------------------------------------   --------------------------------------------   --------------------
                   Year        Year        Year        Year                   Year        Year        Year       Year        Year
     5/21/92 -    Ended       Ended       Ended       Ended     9/13/93 -    Ended       Ended       Ended      Ended       Ended
     12/31/92    12/31/93    12/31/94    12/31/95    12/31/96   12/31/94    12/31/94    12/31/95    12/31/96   12/31/95    12/31/96
     ---------   --------    --------    --------    --------   ---------   --------    --------    --------   --------    --------
      2.89(b)      2.16        1.79       1.83(b)                3.36(b)      2.54        2.58                   2.58


The Fund's current subadviser assumed that function on February 14, 1997. These financial highlights reflect results achieved by the previous subadviser under different investment policies.

NEW ENGLAND INTERNATIONAL EQUITY FUND CONTINUED


                                                                                CLASS C
                                                                        ------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                                        ------------------------
                                                                         1995(a)           1996
                                                                        --------          ------
Net asset value, beginning of period                                      $15.35           $
                                                                          ------
Income from investment operations
Net investment income                                                      0.19

Net gains or losses on investments (both realized and                      0.61
  unrealized)
                                                                          ------           ------
Total income from investment operations                                    0.80
                                                                          ------           ------
Less distributions
Distributions (from net investment income)                                (0.19)

Distributions (from net realized capital gains)                            0.00
                                                                                           ------
Distributions (from paid-in capital)                                       0.00
                                                                          ------           ------
Total distributions                                                       (0.19)
                                                                          ------           ======
Net asset value, end of period                                            $15.96
                                                                          ======
Total return (%)(c)                                                        5.2

Ratios/Supplemental data
Net assets, end of period (000)                                           $1,066

Ratio of operating expenses to average net assets (%)(d)                   2.50

Ratio of net investment income to average net assets (%)                   0.49

Portfolio turnover rate (%)                                                119

NEW ENGLAND STAR ADVISERS FUND


                                                  CLASS A                    CLASS B                     CLASS C
                                         -------------------------   -------------------------   -------------------------
                                         JULY 7(a)    YEAR ENDED     JULY 7(a)    YEAR ENDED     JULY 7(a)   YEAR ENDED
                                         THROUGH       DEC. 31,      THROUGH       DEC. 31,      THROUGH      DEC. 31,
                                         DEC. 31,  ---------------   DEC. 31,  ---------------   DEC. 31,  ---------------
                                          1994      1995     1996     1994      1995     1996      1994     1995     1996
                                         ------    ------   ------   ------    ------   ------    ------   ------   ------
Net asset value, beginning of period     $12.50    $13.25   $        $12.50    $13.23   $         $12.50   $13.24   $
                                         ------    ------   ------   ------    ------   ------    ------   ------   ------
Income from investment operations
Net investment income                     0.05      0.00               0.02      0.00               0.02     0.00

Net gains or losses on investments
  (both realized and unrealized)          0.75      4.52               0.73      4.39               0.74     4.40
                                         ------    ------   ------   ------    ------   ------    ------   ------   ------
Total income from investment operations   0.80      4.52               0.75      4.39               0.76     4.40
                                         ------    ------   ------   ------    ------   ------    ------   ------   ------
Less distributions
Distributions (from net investment
  income)                                (0.05)     0.00              (0.02)     0.00              (0.02)    0.00

Distributions (from capital gains)        0.00     (0.99)              0.00     (0.99)              0.00    (0.99)
                                         ------    ------   ------   ------    ------   ------    ------   ------   ------
Total distributions                      (0.05)    (0.99)             (0.02)    (0.99)             (0.02)   (0.99)
                                         ------    ------   ------   ------    ------   ------    ------   ------   ------
Net asset value, end of period           $13.25    $16.78            $13.23    $16.63             $13.24   $16.65
                                         ======    ======   ======   ======    ======   ------    ------   ------   ------
Total return (%)(c)                       6.4       34.4               6.0      33.4                6.0      33.4

Ratios/Supplemental data
Net assets, end of period (000)         $91,218  $223,596           $72,889  $220,017            $20,096  $45,672

Ratio of operating expenses to average
  net assets (%)(d)                     1.94(b)     1.82             2.69(b)    2.57             2.69(b)    2.57

Ratio of net investment income to
  average net assets (%)                1.06(b)    (0.33)            0.31(b)   (1.08)            0.31(b)   (1.08)

Portfolio turnover rate (%)               100       142                100      142                100       142

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A sales charge in the case of Class A shares and a contingent deferred sales charge in the case of Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets (computed on an annualized basis) for Class A, B and C shares without giving effect to the voluntary expense limitations in effect from July 7, 1994 through December 31, 1994 would have been
    1.98%, 2.75% and 2.75%, respectively.

NEW ENGLAND VALUE FUND

                                                                          CLASS A
                         --------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                         --------------------------------------------------------------------------------------------------------
                         1987       1988       1989       1990       1991       1992       1993       1994       1995       1996
                         ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Net asset value,
    beginning of
    period               $8.73      $6.42      $6.07      $6.51      $5.44      $6.69      $7.28      $7.87      $7.27      $
                         -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
Income from investment
    operations
Net investment income     0.04       0.20       0.12       0.16       0.13       0.09       0.07       0.08       0.10

Net gains or losses
    on investments
    (both realized
    and unrealized)       0.90      (0.34)      1.25      (1.04)      1.35       1.02       1.16      (0.19)      2.21
                         -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
Total income from
    investment
    operations            0.94      (0.14)      1.37      (0.88)      1.48       1.11       1.23      (0.11)      2.31
                         -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
Less distributions
Distributions (from
    net investment       (0.14)     (0.21)     (0.12)     (0.16)     (0.13)     (0.09)     (0.07)     (0.08)     (0.09)
    income)

Distributions (from
    net realized
    capital gains)       (3.11)      0.00      (0.80)      0.00      (0.10)     (0.43)     (0.57)     (0.41)     (0.71)

Distributions (from
    paid-in capital)      0.00       0.00      (0.01)     (0.03)      0.00       0.00       0.00       0.00       0.00
                         -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
Total distributions      (3.25)     (0.21)     (0.93)     (0.19)     (0.23)     (0.52)     (0.64)     (0.49)     (0.80)
                         -----      -----      -----      -----      -----      -----      -----      -----      -----      -----
Net asset value, end
    of period            $6.42      $6.07      $6.51      $5.44      $6.69      $7.28      $7.87      $7.27      $8.78
                         =====      =====      =====      =====      =====      =====      =====      =====      =====      =====
Total return (%)(c)      11.6       (2.2)      22.6      (13.6)      27.1       16.6       17.0       (1.4)      32.3

Ratios/Supplemental data
Net assets, end of
    period (000)       $141,775   $136,443   $146,831   $139,248   $145,790   $156,240   $189,779   $190,869   $241,038

Ratio of operating
    expenses to
    average net
    assets (%)            1.29       1.29       1.29       1.31       1.28       1.32       1.34       1.37       1.37

Ratio of net
    investment income
    to average net
    assets (%)            0.55       3.13       1.69       2.87       1.84       1.26       0.83       1.00       1.22

Portfolio turnover
    rate (%)              202        243        111        68         51         38         40         29         52

NEW ENGLAND VALUE FUND CONTINUED


                                                                         CLASS B                                  CLASS C
                                               -----------------------------------------------------         -----------------
                                               SEPT. 13(a)                                                       YEAR ENDED
                                                 THROUGH                 YEAR ENDED DEC. 31,                      DEC. 31,
                                                DEC. 31,        ------------------------------------         -----------------
                                                  1993            1994            1995         1996          1995(a)     1996
                                               ----------        ------          ------       ------         --------   ------
Net asset value, beginning of period              $7.97           $7.85           $7.23        $              $7.23     $
                                                  -----           -----           -----        -----          -----     -----
 Income from investment operations
Net investment income                              0.11            0.04            0.05                        0.05

Net gains or losses on investments (both
    realized and unrealized)                       0.39           (0.20)           2.18                        2.18
                                                  -----           -----           -----        -----          -----     -----
Total income from investment operations            0.50           (0.16)           2.23                        2.23
                                                  -----           -----           -----        -----          -----     -----
Less distributions
Distributions (from net investment income)        (0.05)          (0.05)          (0.05)                      (0.05)

Distributions (from net realized capital          (0.57)          (0.41)          (0.71)                      (0.71)
gains)

Distributions (from paid-in capital)               0.00            0.00            0.00                        0.00
                                                  -----           -----           -----        -----          -----     -----
Total distributions                               (0.62)          (0.46)          (0.76)                      (0.76)
                                                  -----           -----           -----        -----          -----     -----
Net asset value, end of period                    $7.85           $7.23           $8.70                       $8.70
                                                  =====           =====           =====        =====          =====     =====
Total return (%)(c)                                6.5            (2.0)           31.3                         31.3

Ratios/Supplemental data
Net assets, end of period (000)                  $2,182          $13,830         $27,941                      $1,224

Ratio of operating expenses to average net
    assets (%)                                   2.16(b)          2.12            2.12                         2.12

Ratio of net investment income to average
    net assets (%)                               0.05(b)          0.25            0.47                         0.47

Portfolio turnover rate (%)                        40              29              52                           52

(a) Class B shares were first offered on September 13, 1993.  Class C shares were first offered on January 3, 1995.
(b) Computed on an annualized basis.
(c) A sales charge in the case of the Class A shares and a contingent deferred sales charge in the case of the Class B and Class C shares are not reflected in total return calculations.  Periods of less than one year are not annualized.

NEW ENGLAND GROWTH OPPORTUNITIES FUND(a)

                                                                       CLASS A
                    -------------------------------------------------------------------------------------------------------------
                                          SEVEN
                    YEAR ENDED MAY 31,   MONTHS                            YEAR ENDED DECEMBER 31,
                    ------------------    ENDED      ----------------------------------------------------------------------------
                     1987    1988(b)   12/31/88(b)   1989      1990     1991      1992      1993*      1994       1995      1996
                     ----      ---     -----------   ----      ---       ---      ----       ----      ----       ----      ----
Net asset value,
   beginning of
   period           $12.70    $11.92     $10.37      $9.55    $10.88    $9.54    $11.79     $12.20    $12.67     $12.41     $
                    ------    ------     ------      -----    ------    -----    ------     ------    ------     ------     -----
Income from investment operations
Net investment
   income             0.35      0.33       0.19       0.29      0.30     0.26      0.23       0.21      0.22       0.18
Net gains or
   losses on
   investments
   (both realized
   and unrealized)    0.73     (1.22)      0.25       2.32     (0.76)    2.63      0.86       0.75     (0.10)      4.01
                    ------    ------     ------      -----    ------    -----    ------     ------    ------     ------     -----
Total income
   from investment
   operations         1.08     (0.89)      0.44       2.61     (0.46)    2.89      1.09       0.96      0.12       4.19
                    ------    ------     ------      -----    ------    -----    ------     ------    ------     ------     -----
Less distributions
Distributions
   (from net
   investment
   income)           (0.34)    (0.35)     (0.18)     (0.29)    (0.30)   (0.26)    (0.23)     (0.21)    (0.21)     (0.18)
Distributions
   (in excess of net
   investment
   income)            0.00      0.00       0.00       0.00      0.00     0.00      0.00      (0.01)     0.00       0.00
Distributions
   (from net
   realized
   capital gains)    (1.52)    (0.30)     (1.08)     (0.95)    (0.56)   (0.38)    (0.45)     (0.27)    (0.17)     (2.03)
Distributions
   (from paid-in
   capital)           0.00     (0.01)      0.00      (0.04)    (0.02)    0.00      0.00       0.00      0.00       0.00
                    ------    ------     ------      -----    ------    -----    ------     ------    ------     ------     -----
Total
   distributions     (1.86)    (0.66)     (1.26)     (1.28)    (0.88)   (0.64)    (0.68)     (0.49)    (0.38)     (2.21)
                    ------    ------     ------      -----    ------    -----    ------     ------    ------     ------     -----
Net asset value,
   end of period    $11.92    $10.37      $9.55     $10.88    $9.54    $11.79    $12.20     $12.67    $12.41     $14.39
                    ======    ======      =====     ======    =====    ======    ======     ======    ======     ======     =====
Total                8.9      (7.3)      7.3(e)      27.6     (4.3)     30.6       9.3       8.0       1.00       35.1
   return(%)(f)
Ratios/Supplemental data
Net assets, end of
   period (000)   $70,427   $58,552     $55,041    $62,688  $55,726   $70,263   $90,945   $109,168  $104,081   $150,693
Ratio of
   operating
   expenses to
   average net
   assets(%)         1.24    1.25(d)     1.33(e)     1.15      1.18     1.23      1.94       1.21      1.28       1.38
Ratio of net
   investment
   income to
   average net
   assets(%)         2.65      2.90      3.10(e)     2.68      2.92     2.28      1.18       1.70      1.75       1.31
Portfolio
   turn-over
   rate(%)            25        8         83(e)       17        6        12        10         4          6         69

NEW ENGLAND GROWTH OPPORTUNITIES FUND (a) CONTINUED

                                                                    CLASS B                              CLASS C
                                                 --------------------------------------------     ---------------------
                                                 SEPT. 13(c)                                      MAY 1(c)     YEAR
                                                   THROUGH            YEAR ENDED DEC. 31,         THROUGH      ENDED
                                                   DEC. 31,       ---------------------------     DEC. 31,    DEC. 31,
                                                     1993           1994      1995      1996       1995         1996
                                                 -----------       ------    ------    ------     ------       ------
Net asset value, beginning of period                $12.95         $12.66    $12.42    $          $13.84       $
                                                    ------         ------    ------    ------     ------       ------
Income from investment operations
Net investment income                                 0.06           0.16      0.10                 0.06

Net gains or losses on investments (both
  realized and unrealized)                            0.01          (0.09)     4.01                 2.58
                                                    ------         ------    ------    ------     ------       ------
Total income from investment operations               0.07           0.07      4.11                 2.64
                                                    ------         ------    ------    ------     ------       ------
Less distributions
Distributions (from net investment income)           (0.03)         (0.14)    (0.10)               (0.06)

Distributions (in excess of net investment           (0.06)          0.00      0.00                 0.00
  income)

Distributions (from net realized capital             (0.27)         (0.17)    (2.03)               (2.03)
  gains)

Distributions (from paid-in capital)                  0.00           0.00      0.00                 0.00
                                                    ------         ------    ------    ------     ------       ------
Total distributions                                  (0.36)         (0.31)    (2.13)               (2.09)
                                                    ------         ------    ------    ------     ------       ------
Net asset value, end of period                      $12.66         $12.42    $14.40               $14.39
                                                    ======         ======    ======    ======     ======       ======
Total return (%)(f)                                  0.60           0.60      34.3                 20.2

Ratios/Supplemental data
Net assets, end of period (000)                     $1,498         $5,185   $29,026               $4,707

Ratio of operating expenses to average net
  assets (%)                                       2.08(e)          1.93      2.11                2.11(e)

Ratio of net investment income to average
  net assets (%)                                   0.71(e)          1.10      0.56                0.56(e)

Portfolio turnover rate (%)                           4               6        69                   69

(a) Information shown for all years is audited. The accountants' report incorporated by reference in the Statement covers years ended May 31, 1987 through December 31, 1996. The accountants' report for the year ended May 31,
    1986 is on file with the SEC.
(b) Fiscal year end changed in 1988 from May 31 to December 31. The Fund's former adviser, Back Bay Advisors, L.P., assumed that function on July 27, 1988.
(c) Commencement of offering of Class B or Class C shares.
(d) Until May 18, 1988, the Fund's former adviser, Back Bay Advisors, L.P., voluntarily agreed to limit total Fund expenses to 1.25% of the Fund's average annual net assets. Without such limitation, the ratio of operating expenses to average net assets for the year ended May 31, 1988 would have been 1.31%.
(e) Computed on an annualized basis.
(f) A sales charge in the case of the Class A shares and a contingent deferred sales charge in the case of the
    Class B and Class C shares are not reflected in total return calculations. Unless otherwise indicated, periods of less than one year are not annualized.
*  As of January 1, 1993, the Fund discontinued the use of equalization accounting.

The Fund's current adviser and subadviser assumed those functions on May 1, 1995. These financial highlights prior to that date reflect results achieved by earlier advisers under investment policies that are no longer in effect.

                     I N V E S T M E N T   S T R A T E G Y

INVESTMENT OBJECTIVES


NEW ENGLAND CAPITAL GROWTH FUND (the "Capital Growth Fund")
The Fund seeks long-term growth of capital.
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Chicago, IL

NEW ENGLAND BALANCED FUND
(the "Balanced Fund")
The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.
Subadviser:  Loomis Sayles, Pasadena, CA

NEW ENGLAND GROWTH FUND
(the "Growth Fund")
The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.
Adviser:  Capital Growth Management Limited Partnership

NEW ENGLAND INTERNATIONAL EQUITY FUND
(the "International Equity Fund")
The Fund seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities.
Subadviser:  Loomis Sayles, Boston, MA

NEW ENGLAND STAR ADVISERS FUND
(the "Star Advisers Fund")
The Fund seeks long-term growth of capital.
Subadvisers: Berger Associates, Inc., Founders Asset Management, Inc.,
             Janus Capital Corporation and Loomis Sayles, Detroit, MI

NEW ENGLAND VALUE FUND
(the "Value Fund")
The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.
Subadviser:  Loomis Sayles, Pasadena, CA


NEW ENGLAND GROWTH OPPORTUNITIES FUND
(the "Growth Opportunities Fund")
The Fund seeks opportunities for long-term growth of capital and income.
Subadviser:  Westpeak Investment Advisors, L.P.

NEW ENGLAND INVESTMENT COMPANIES AND THE FUNDS' ADVISERS AND SUBADVISERS


The subadvisers of each of the Funds, except the Star Advisers Fund, are independently operated subsidiaries of New England Investment Companies, L.P. ("NEIC"), the fifth-largest publicly traded investment management firm in the United States. New England Funds Management, L.P. ("NEFM"), the adviser to each of the Funds except the Growth Fund, is also a independently operated subsidiary of NEIC. NEIC is listed on the New York Stock Exchange and through its subsidiaries or an affiliate manages over $__ billion in assets for individuals and institutions. Each subadviser operates independently and is staffed by experienced investment professionals. All the subadvisers apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.


NEW ENGLAND FUNDS MANAGEMENT, L.P. is the adviser to each of the Funds except the Growth Fund, as well as most of the other New England Funds.


LOOMIS, SAYLES & COMPANY, L.P., with over $__ billion of assets under management, manages portfolios for mutual funds and other institutional investors and individuals. Loomis Sayles serves as the subadviser to the International Equity, Capital Growth, Balanced and Value Funds, and as one of the subadvisers to the Star Advisers Fund.

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP ("CGM"), manager of the Growth Fund, has $__ billion of assets under management. CGM specializes in managing aggressive growth-oriented equity portfolios for mutual funds and other institutions.


BERGER ASSOCIATES, INC. ("Berger") is one of the subadvisers to the Star Advisers Fund, in addition to managing portfolios for other mutual funds, pension and profit sharing plans and other institutional and private investors.

FOUNDERS ASSET MANAGEMENT, INC. ("Founders"), is one of the subadvisers to the Star Advisers Fund. Established in 1938, Founders manages a family of no-load, growth-style mutual funds and offers asset management for private clients and institutions.

JANUS CAPITAL CORPORATION ("Janus Capital") is one of the subadvisers to the Star Advisers Fund and has managed mutual funds since 1970. Janus Capital also advises individual, corporate, charitable and retirement accounts.

WESTPEAK INVESTMENT ADVISORS, L.P. ("Westpeak") acts as subadviser to the Growth Opportunities Fund and also provides investment management services to other mutual funds and institutional clients, including accounts of New England Mutual Life Insurance Company ("The New England").

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to each Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective. Each Fund is a "diversified" mutual fund, except for the Star Advisers Fund.

FUND INVESTMENTS

[] CAPITAL GROWTH FUND
The Capital Growth Fund seeks to attain its objective by investing substantially all of its assets in equity securities. Investments are selected based on their growth potential; current income is not a consideration. The Fund normally will invest primarily in equity securities of companies with medium or large market capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

The Fund's subadviser selects investments based upon fundamental research and analysis of individual companies and industries. The subadviser selects investments for the Fund based on qualitative and quantitative criteria including, among others, industry dominance and competitive position, consistent earnings growth, a history of high profitability, the subadviser's expectation of continued high profitability and overall financial strength, although not every investment will have all of these characteristics. The Fund may invest in foreign securities.

[] GROWTH FUND
Most of the Growth Fund's investments are normally in common stocks, although the Fund may invest in any type of equity securities. The Fund does not consider current income as a factor in selecting its investments. The Fund may invest in foreign securities.

[] VALUE FUND
Substantially all of the Value Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities. Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

[] BALANCED FUND
The Balanced Fund is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on the Fund's subadviser's view of the economic and investment outlook. Most of the Fund's equity investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long term. In selecting equity investments for the Fund, an emphasis is ordinarily placed on undervalued securities. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Fund invests at least 25% of its assets in fixed-income senior securities and, under normal market conditions, more than 50% of its assets in equity securities.
The Fund may invest in foreign securities.


[] INTERNATIONAL EQUITY FUND
The International Equity Fund seeks to achieve its objective by investing primarily in common stocks, although the Fund may invest in any type of equity securities. Normally the Fund will invest at least 65% of its total assets in equity securities of issuers headquartered outside the United States or that derive a substantial part of their revenues or profits from countries outside the United States. Under normal conditions the Fund's portfolio will contain equity securities of issuers from at least three countries outside the United States. The Fund may also invest in closed-end investment companies domiciled in the United States that invest primarily in securities issued by foreign companies. In addition, the Fund may invest up to 20% of its assets in bonds issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities), issued by supranational agencies or issued by foreign companies, including but not limited to convertible debt and below investment grade or unrated debt. The Fund may also engage in certain options and futures transactions.

The Fund's subadviser will make investment decisions on behalf of the Fund by, first, selecting a group of attractively valued countries. Within the selected countries, the subadviser will select securities that are expected to offer the best value based on its valuation and earnings growth expectations.


[] GROWTH OPPORTUNITIES FUND
It is normally the policy of the Growth Opportunities Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style). The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.

[] STAR ADVISERS FUND
The Star Advisers Fund seeks to attain its objective by investing primarily in equity securities. The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of the Fund's assets will be invested in equity securities. Capital invested in the Fund will be allocated on an equal basis among four different subadvisers. Each subadviser will manage its segment of the Fund's assets in accordance with that subadviser's own investment style and strategy. The Fund, in the discretion of each subadviser, may invest without limit in securities of companies with smaller capitalization. The Fund may in the discretion of each of its subadvisers invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S.
issuers.

NEFM, the adviser of the Star Advisers Fund, believes that a multi-adviser approach to equity investing - one that combines the varied styles of a number of subadvisers in selecting securities for the Fund's portfolio - offers a different investment opportunity than equity funds run by a single adviser using a single style.

Any given management style tends to produce better returns than other styles under certain market and economic conditions, and to perform less well under other conditions. Therefore, most single-adviser funds have not consistently maintained superior performance rankings relative to their peers over long periods. NEFM believes that consistency of results, minimizing under-performance even at the cost of out-performance at times, is likely to produce higher performance over time.

NEFM believes that assigning portfolio management responsibility for the Star Advisers Fund to four subadvisers, whose varying styles have resulted in records of success, may increase the likelihood that the Fund may produce superior long-term results for its shareholders, with less variability of return and less risk of persistent under-performance than a single-adviser fund. Of course, past results should not be considered a prediction of future performance, and there is no assurance that the Fund will in fact achieve superior results over any time period. The investment styles described below will be those applied by each of the subadvisers to the segment of the Fund's portfolio for which that subadviser is responsible.

BERGER places primary emphasis on established companies which it believes have favorable growth prospects, regardless of the company's size. Berger emphasizes stocks with potential for rapid earnings expansion. Berger seeks companies with the capability to perform well under varying economic conditions, including the ability to compete in the global marketplace. Berger also seeks companies with the ability to market increasing amounts of products or services in order to increase shareholder equity at an above-average rate. Berger also places considerable emphasis on the quality of the corporate leadership of companies under consideration. Common stocks will generally constitute all or most of the segment of the Fund managed by Berger, but this segment of the portfolio may from time to time take substantial positions in securities convertible into common stocks, and may also purchase preferred stocks, government securities, zero-coupon securities and other senior securities when Berger believes it is appropriate to do so. This segment of the portfolio may also invest in Rule 144A securities (see "Investment Risks -- Miscellaneous" below) and may purchase put and call options on stock indices and futures contracts and options thereon for the purpose of hedging.

FOUNDERS' segment of the portfolio will invest primarily in common stocks of well-established, high-quality growth companies with mid or high market capitalization. Founders manages its segment of the Fund's portfolio by investing primarily in established companies with above-average prospects for growth in earnings per share. This segment will invest primarily in mid-cap and large capitalization stocks. Founders believes that mid-cap companies (companies with between $1.0 billion and $5.0 billion of market capitalization) can produce returns close to those of smaller-cap companies, but with less risk because of their stronger infrastructures and performance records and more solid market positions, and that large-capitalization stocks add stability to the portfolio. These companies tend to have strong performance records, with solid continuous operating records of three years or more. Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating characteristics of individual companies, and is less concerned with the short-term impact of changes in macroeconomics and market conditions, than some other investment firms. This segment of the portfolio may invest in bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunity for growth of capital. This segment of the portfolio may also invest in Rule 144A securities and may enter into futures contracts or options thereon for hedging purposes.

JANUS CAPITAL pursues the Fund's investment objective by investing substantially all of Janus Capital's segment of the portfolio in common stocks when its portfolio manager believes that the relevant market environment favors profitable investing in such securities. Janus Capital manages its segment of the portfolio to seek long-term capital growth primarily from investing in common stocks of companies of any size, including large, well-established companies and smaller, emerging growth companies. Janus Capital's analysis and selection process focus on stocks with earnings growth potential that may not be recognized by the market. This segment of the portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures or other debt securities or repurchase agreements when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. Janus Capital's segment may also invest in Rule 144A securities and may enter into options, futures and forward contracts.

LOOMIS SAYLES manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

Under unusual market conditions as determined by any of the four subadvisers, all or any portion of the segment of the portfolio managed by that subadviser may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of each segment's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.


[] ADDITIONAL INFORMATION
Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). The Capital Growth, Growth, Growth Opportunities, International Equity, Star Advisers and Value Funds seek to attain their objectives by normally investing primarily all of their assets in equity securities. When the particular Fund's adviser or subadviser deems it appropriate, however, the International Equity, Capital Growth, Growth, Growth Opportunities and Value Funds may, for temporary defensive purposes, hold a substantial portion of their assets in cash or fixed-income investments, including U.S. Government obligations, investment grade (and comparable unrated) corporate bonds or notes, money market instruments and repurchase agreements. Corporate obligations in the lowest investment grade category (rated BBB by Standard & Poor's Ratings Group ["S&P"] or Baa by Moody's Investors Service, Inc. ["Moody's"]) have some speculative characteristics and may be more adversely affected by changing economic conditions than are higher grade obligations. No estimate can be made as to when or for how long a Fund will employ defensive strategies. Under some market conditions, the Balanced Fund may, for temporary purposes, invest less than 50% of its assets in equity securities and the balance in cash and fixed-income investments.

                         I N V E S T M E N T   R I S K S

It is important to understand the following risks inherent in a Fund before you invest.

[] EQUITY SECURITIES
While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Each Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. Less than 35% of each Fund's respective net assets will be invested in convertible securities rated below investment grade and unrated convertible securities of comparable quality.

[] SMALL COMPANIES
Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[] FOREIGN SECURITIES
Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Equity and Star Advisers Funds' investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

[] FOREIGN CURRENCY (CAPITAL GROWTH, BALANCED, INTERNATIONAL EQUITY,
   STAR ADVISERS AND VALUE FUNDS)
Most foreign securities in the Capital Growth, Balanced, International Equity, Star Advisers and Value Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The Capital Growth, Balanced, International Equity, Star Advisers and Value Funds may incur costs in connection with conversions between various currencies. In addition, those Funds may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

[] FIXED-INCOME SECURITIES
Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause a Fund's net asset value to increase or decrease.

All non-convertible fixed-income securities purchased by the Funds other than the International Equity, Balanced and Star Advisers Funds, will, at the time of purchase, either be rated investment grade by at least one major rating agency or be unrated but determined to be of investment grade quality by the Fund's adviser or subadviser.


[] LOWER QUALITY FIXED-INCOME SECURITIES (INTERNATIONAL EQUITY, BALANCED AND
   STAR ADVISERS FUNDS)
Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. During the fiscal year ended December 31, 1996, the International Equity, Balanced and Star Advisers Funds had on average ___%, ___% and ___% of their assets, respectively, invested in fixed-income securities rated below investment grade. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A - Description of Bond Ratings."


[] ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES AND "STRIPS"
   (STAR ADVISERS FUND)
The Star Advisers Fund may invest in zero coupon, pay-in-kind and step coupon securities and in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The market values of "strips" and zero coupon, pay-in-kind and step coupon securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

[] REPURCHASE AGREEMENTS
Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low market risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than 7 days are illiquid securities.

[] INVESTMENTS IN OTHER INVESTMENT COMPANIES (INTERNATIONAL EQUITY FUND)
The International Equity Fund may invest up to 10% of its total assets in securities of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for the Fund to invest in such countries. In other cases, where the Fund's subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

[] SHORT-TERM TRADING
Although each Fund seeks long-term growth or return, each Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets.

Recent portfolio turnover rates of each Fund are set forth above under "Financial Highlights."

[] OPTIONS, FUTURES, SWAP CONTRACTS AND CURRENCY TRANSACTIONS (INTERNATIONAL
   EQUITY, STAR ADVISERS AND GROWTH OPPORTUNITIES FUNDS)
The International Equity and Star Advisers Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts. These Funds may buy and sell futures contracts on securities, securities indexes or currencies. These Funds may also enter into swap contracts. These Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. These Funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. These Funds may enter into interest rate, currency and securities index swaps. These Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date.

The Growth Opportunities Fund may buy and sell futures contracts on a variety of stock indexes. The Fund would buy such a futures contract only when the Fund is experiencing significant cash inflows, and then only for the purpose of maintaining the Fund's exposure to the equity markets during the time before the Fund has fully invested incoming cash in equity securities directly. Similarly, the Fund would sell stock index futures only during periods of cash outflows from the Fund, for the purpose of reducing equity market exposure before holdings of stock are liquidated. The Fund will not use futures contracts for speculative purposes or to hedge against changes in the value of the Fund's securities portfolios.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on the subadvisers' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts and of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code (the "Code") and certain regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

[] CURRENCY HEDGING TRANSACTIONS (INTERNATIONAL EQUITY AND STAR ADVISERS FUNDS) The International Equity and Star Advisers Funds may, at the discretion of their subadvisers, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and swap contracts. For more information on foreign currency hedging transactions, see Part II of the Statement.

[] MISCELLANEOUS
No Fund will invest more than 15% of its net assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

The Balanced, International Equity and Star Advisers Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. The Star Advisers Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by New England Funds Trust I's trustees, that the particular issue of Rule 144A securities or commercial paper is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

The International Equity and Star Advisers Funds may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that a Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed delivery" basis falls or market rates of interest increase between the time a Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on "when-issued" and "delayed delivery" securities, see Part II of the Statement.

To the extent the Star Advisers Fund may invest in derivative securities for other than bona fide hedging purposes, such investments may be speculative in nature and may involve additional risks.

The Star Advisers Fund is a "non-diversified" fund and as such is not required to meet any diversification requirements under the Investment Company Act of 1940 (the "1940 Act"), although the Fund must meet certain diversification standards to qualify as a "regulated investment company" under the Code. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.


[] SPECIAL CONSIDERATIONS REGARDING THE MULTI-ADVISER APPROACH
   (STAR ADVISERS FUND)
NEFM, the adviser of the Star Advisers Fund, oversees the portfolio management services provided to the Fund by each of the four subadvisers. NEFM does not, however, determine what investments will be purchased or sold for any segment of the portfolio. Because each subadviser will be managing its segment of the portfolio independently from the other subadvisers, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for their segments of the portfolio. Because each subadviser directs the trading for its own segment of the portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire portfolio. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. For example, as of December 31, 1996, the percentages of the Fund's net assets held in the segments of the Fund managed by Berger, Founders, Janus Capital and Loomis Sayles were __%, __%, __% and __%, respectively. Net cash inflows or outflows resulting from sales and redemptions of the Fund's shares will, however, continue to be allocated on an equal basis among the four segments of the portfolio without regard to the relative size of the segments. The Fund does not intend to reallocate assets among the segments to reduce these differences in size.


NEFM may, at its discretion, terminate its agreement with a segment's subadviser. In such case, NEFM will either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets equally among the other segments of the Fund.

                          F U N D   M A N A G E M E N T

NEFM, 399 Boylston Street, Boston, Massachusetts, 02116, serves as the adviser to each Fund except the Growth Fund (for which CGM serves as adviser). NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund (except the Growth Fund) and furnishes general business management and administration to each such Fund (except the Growth Fund). NEFM does not determine what investments will be purchased by the Funds.


The subadviser of the International Equity Fund, the Capital Growth Fund, the Balanced Fund and the Value Fund is Loomis Sayles. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Paul Drexler, Vice President of Loomis Sayles, has served as the portfolio manager of the International Equity Fund since February 14, 1997. Scott S. Pape, Vice President of Loomis Sayles, has served as co-portfolio manager of the Capital Growth Fund since its inception in 1992. Since June 30, 1996, Bruce A. Ebel, Vice President of Loomis Sayles, has also served as co-portfolio manager of the Capital Growth Fund. Carol C. McMurtrie, Vice President and Managing Partner of Loomis Sayles, and Tricia H. Mills and Douglas D. Ramos, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Value Fund since March 1993. Douglas D. Ramos and Meri Anne Beck have served as portfolio managers of the Balanced Fund since 1990; Ms. Beck is also a Vice President of Loomis Sayles. All of the foregoing persons have been employed by Loomis Sayles for at least five years except Mr. Drexler, Mr. Pape and Mr. Ebel who, prior to the time they joined Loomis Sayles, were Deputy Manager, Brown Brothers Harriman & Co., Equity Portfolio Manger of the Illinois State Board of Investment and Senior Vice President, Kemper Asset Management, respectively.

The adviser of the Growth Fund is CGM, One International Place, Boston, Massachusetts 02110. CGM, organized in 1989, serves as investment adviser to seven mutual funds and to other institutional investors. The general partner of CGM is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. Mr. Heebner, Senior Portfolio Manager of CGM, has served as portfolio manager of the Growth Fund since 1976. NEIC owns a majority limited partnership interest in CGM. In 1996, the Growth Fund paid ___% of its average net assets in advisory fees to CGM. The Distributor has agreed to provide certain administrative services to the Growth Fund at CGM's expense.

The subadviser of the Growth Opportunities Fund is Westpeak, 1011 Walnut Street, Boulder, Colorado 80302. The portfolio manager of the Growth Opportunities Fund is Gerald H. Scriver, President and Chief Executive Officer of Westpeak. Mr. Scriver has been with Westpeak since its inception in 1991 and has been portfolio manager of the Growth Opportunities Fund since May 1995.

Each Fund other than the Growth Fund pays NEFM a management fee at the annual rate set forth in the following table:

                                                              Management fee paid by Fund to NEFM
                    Fund                           (as a percentage of average daily net assets of the Fund)
---------------------------------------------     -------------------------------------------------------------
Balanced Fund                                         0.75%       of the first $200 million
                                                      0.70%       of the next $300 million
                                                      0.65%       of amounts in excess of $500 million

Capital Growth Fund                                   0.75%       of the first $200 million
                                                      0.70%       of the next $300 million
                                                      0.65%       of amounts in excess of $500 million

Growth Opportunities Fund                             0.70%       of the first $200 million
                                                      0.65%       of the next $300 million
                                                      0.60%       of amounts in excess of $500 million

International Equity Fund                             0.90%       of the first $200 million
                                                      0.85%       of the next $300 million
                                                      0.80%       of amounts in excess of $500 million

Star Advisers Fund                                    1.05%       of all assets

Value Fund                                            0.75%       of the first $200 million
                                                      0.70%       of the next $300 million
                                                      0.65%       of amounts in excess of $500 million

The advisory fee rates payable by the Balanced, Capital Growth, International Equity, Star Advisers and Value Funds are higher than those paid by most other mutual funds but are comparable to fee rates paid by some mutual funds with similar investment objectives and policies to these Funds. In the case of the Star Advisers Fund, this difference in the fee rate is partially due to the multi-adviser format.

Subject to the supervision of NEFM, each subadviser manages the portfolio(s) of the Fund(s) to which it serves as subadviser (in the case of the Star Advisers Fund, its segment of such Fund's portfolio) in accordance with the Fund's investment objective and policies, makes investment decisions for that Fund or segment, places orders to purchase and sell securities for that Fund or segment, and employs professional advisers and securities analysts who provide research services to that Fund or segment. The Funds pay no direct fees to any of their subadvisers.

Below is a brief description of the subadvisers of the Star Advisers Fund.

BERGER, 210 University Boulevard, Suite 900, Denver, Colorado 80206. Rodney L. Linafelter, Vice President of Berger, has day-to-day responsibility for the management of the segment of the Fund managed by Berger. Kansas City Southern Industries, Inc. ("KCSI"), a publicly traded holding company, owns approximately 80% of the outstanding shares of Berger.

FOUNDERS, 2930 East Third Avenue, Denver, Colorado 80206. To facilitate day-to-day investment management, Founders employs a unique team-and-lead-manager system. The management team for a portfolio or fund is comprised of Founders' Chief Investment Officer Bjorn K. Borgen, a lead portfolio manager, assistant portfolio managers, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of Founders' segment of the Fund. Each team member has one or more areas of expertise that is applied to the management of Founders' segment of the Fund. Daily decisions on portfolio selection rest with the lead portfolio manager, who, through participation in the team process, utilizes the input of other team members in making purchase and sale determinations. Edward F. Keely is lead portfolio manager for the segment of the Fund that is managed by Founders. Mr. Borgen has served as Founders' Chief Investment Officer since 1969 and owns all of Founders' outstanding shares.

JANUS CAPITAL, 100 Fillmore Street, Denver, Colorado 80206. Warren B. Lammert has day-to-day management responsibility for those assets of the Fund allocated to Janus Capital, where he serves as a portfolio manager and Vice President of Investments. KCSI owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board of directors.

LOOMIS SAYLES. Jeffrey C. Petherick and Mary Champagne, Vice Presidents of Loomis Sayles, have day-to-day management responsibility for the segment of the Fund that is allocated to Loomis Sayles. Mr. Petherick, who joined Loomis Sayles in 1990, has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

NEFM pays each subadviser of the Star Advisers Fund a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that the subadviser manages and 0.50% of such assets in excess of $50 million. The Distributor in its discretion may, but is not obligated to, pay an incentive bonus to the subadviser whose segment of the Fund's portfolio has the highest relative total return for the prior year versus that segment's investment peer group as tracked by a major independent mutual fund reporting service.

NEFM pays the subadvisers of the following Funds a subadvisory fee at the annual rate set forth in the following table:

                                                                       Subadvisory fee payable by NEFM to subadviser
                Fund                          Subadviser         (as a percentage of average daily net assets of the Fund)
--------------------------------------    -------------------    -----------------------------------------------------------
Balanced Fund                             Loomis Sayles             0.535%     of the first $200 million
                                                                    0.350%     of the next $300 million
                                                                    0.300%     of amounts in excess of $500 million

Capital Growth Fund                       Loomis Sayles             0.60%      of the first $25 million
                                                                    0.55%      of the next $75 million
                                                                    0.50%      of the next $100 million
                                                                    0.35%      of the next $300 million
                                                                    0.30%      of amounts in excess of $500 million

Growth Opportunities Fund                 Westpeak                  0.50%      of the first $25 million
                                                                    0.40%      of the next $75 million
                                                                    0.35%      of the next $100 million
                                                                    0.30%      of amounts in excess of $200 million


International Equity Fund                 Loomis Sayles             0.40%      of the first $200 million
                                                                    0.35%      of amounts in excess of $200 million


Value Fund                                Loomis Sayles             0.535%     of the first $200 million
                                                                    0.350%     of the next $300 million
                                                                    0.300%     of amounts in excess of $500 million


Prior to January 2, 1996, the current subadvisers to the Balanced, Capital Growth and Value Funds served as those Funds' respective advisers, and NEIC served as adviser to the Star Advisers Fund. Prior to December 29, 1995, the International Equity Fund's adviser was Draycott Partners, Ltd. ("Draycott"). From December 29, 1995 to on February 14, 1997, Draycott served as subadviser (and NEFM served as adviser) to the International Equity Fund. [Prior to May 1, 1995, the Growth Opportunities Fund was advised by a different adviser and paid a lower rate of advisory fees.]

Loomis Sayles, as subadviser to the International Equity Fund, has voluntarily agreed to waive its entire subadvisory fee payable to Loomis Sayles by NEFM through February 14, 1998. This waiver by Loomis Sayles will not reduce the International Equity Fund's management fee payable to NEFM. In addition, NEFM and the Distributor have voluntarily agreed to reduce their fees and to bear certain operating expenses charged to the International Equity Fund to the extent that the total of such fees and expenses would exceed 1.75%, 2.50%, 2.50% and 1.15% annually of the average daily net assets of the Fund's Class A, B, C and Y shares, respectively. NEFM and the Distributor may terminate these voluntary limitations at any time. In such event, the Fund would supplement its prospectus.

The general partners of each of NEFM, the Distributor, Loomis Sayles and Westpeak are special purpose corporations. These corporations are indirect wholly-owned subsidiaries of NEIC, whose sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").


Subject to applicable regulatory restrictions and such policies as the Trusts' trustees may adopt, the Funds' advisers and subadvisers may consider sales of shares of the Funds and other mutual funds they manage as a factor in the selection of broker-dealers to effect portfolio transactions for the Funds. Subject to procedures adopted by the trustees of the Trusts, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC, NEFM, CGM or any subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

NEFM and CGM provide executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of the Trust as conducted by the Funds' advisers and subadvisers.

                     B U Y I N G   F U N D   S H A R E S

MINIMUM INVESTMENT

$2,500 is the minimum for an initial investment in any Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

[] $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b)(7) retirement plans and certain other retirement plans.

[] $50 for automatic investing through the Investment Builder program.

[] $250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

[] $1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

6 WAYS TO BUY FUND SHARES

You may purchase Class A, Class B and Class C shares of the Funds in the following ways:

[] THROUGH YOUR INVESTMENT DEALER:
Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[] BY MAIL:
FOR AN INITIAL INVESTMENT, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemptions will not be allowed until the investment being redeemed has been in the account for 10 calendar days.

[] BY WIRE TRANSFER OF FEDERAL FUNDS:
FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time), on a day when the Funds are open for business, to obtain an account number and wire transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Fund (Fund name and class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

USING TELE#FACTS 1-800-346-5984
Tele#Facts is New England Funds' automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.

[] BY INVESTMENT BUILDER:
Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options Form.

[] BY ELECTRONIC PURCHASE THROUGH ACH:
You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time). You may purchase shares through ACH by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or Tele#Facts will be complete only upon receipt by New England Funds of funds from your bank and, on the day that funds are received, will be processed at the net asset value next determined at the close of regular trading on the Exchange on days that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[] BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND:
You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Owning Fund Shares -- Exchanging Among New England Funds" for complete details.

To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

GENERAL
All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. [Eastern time] on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply.
Please contact your investment dealer or the Distributor for details.


SALES CHARGES

Except as otherwise indicated in this prospectus, each Fund offers three classes of shares to the general public:


CLASS A SHARES
Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares of all Funds are offered subject to the following initial sales charges:


                               SALES CHARGE AS A % OF            DEALER'S
                             -------------------------          CONCESSION
      VALUE OF               OFFERING       NET AMOUNT          AS A % OF
 TOTAL INVESTMENT             PRICE          INVESTED         OFFERING PRICE
 ----------------             -----          --------         --------------


Less than $50,000+           5.75%             6.10%             5.00%
$50,000 - $99,999            4.50%             4.71%             4.00%
$100,000 - $249,999          3.50%             3.63%             3.00%
$250,000 - $499,999          2.50%             2.56%             2.15%
$500,000 - $999,999          2.00%             2.04%             1.70%
$1,000,000 or more            None             None                *

+ [Growth Fund Only]. For accounts established prior to February 28, 1997 having a total investment value of between (and including) $25,000 and $49,999, a reduced sales charge of 5.50% as a percentage of offering price (or 5.82% of the net amount invested), with a dealer's concession of 4.25% as a percentage of offering price, will be charged on the sale of additional Class A shares of the Growth Fund if the total investment value of the Growth Fund account after such sale is between (and including) $25,000 and $49,999.

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases (except investments by plans under Sections 401(a) or 401(k) of the Code whose total investment amount to $1 million or more or that have 100 or more eligible employees ["Retirement Plans"]) a commission of up to the following amounts: 1% on the first $3 million invested; 0.50% on the next $2 million; and 0.25% on the excess over $5 million. For investments by Retirement Plans, the Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $3 million invested; and 0.50% on amounts over $3 million and up to $10 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
    Section 401(a), 401(k), 457 and 403(b) plans that have total investment assets of at least $10 million are eligible to purchase Class Y shares of certain Funds, which are described in a separate prospectus.

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares of the Funds or purchases by Retirement Plans as defined above, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

CLASS B SHARES
Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within 5 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of a series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For the purpose of the CDSC it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                              CONTINGENT DEFERRED
                                               SALES CHARGE AS A
                                             PERCENTAGE OF DOLLAR
         YEAR SINCE PURCHASE               AMOUNT SUBJECT TO CHARGE
        -----------------------       ------------------------------------
                  1st  .............                  4%
                  2nd  .............                  3%
                  3rd  .............                  3%
                  4th  .............                  2%
                  5th  .............                  1%
           thereafter  .............                  0%

Year one ends one year after the day on which the purchase was accepted, and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges -- General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.


CLASS C SHARES
Class C shares are offered at net asset value, without an initial sales charge; subject to a 0.25% annual service fee and a 0.75% annual distribution fee; and are subject to a CDSC of 1% if they are redeemed within the first year of purchase. Class C shares do not convert to another class. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of a series of the Trusts. If an exchange is made to Class A shares of a Money Market Fund, then the one-year holding period for purposes of determining the expiration of the CDSC will stop and resumes only when an exchange is made back into Class C shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then a CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held longest are the first to be redeemed. The CDSC is not imposed if the shareholder's account was established on or before April 30, 1997.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gain distributions. The first year of purchase ends one year after the day on which the purchase was accepted.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges -- General" below. At the time of sale, the Distributor advances to investment dealers first year's service and distribution fees (up to 1.00%) on purchases of Class C shares.


A, B OR C SHARES  -- WHICH SHOULD YOU CHOOSE?
Your choice of share class depends on the size of your investment and how long you intend to hold your shares. In general, there are only minor differences in performance results for the different classes if held for the long term. Consult your financial representative for help in deciding which class is appropriate for you.


DECIDING WHICH CLASS TO PURCHASE
The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B or Class C shares as a Class A order. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares after one year and before five years may find Class C shares more favorable than Class B shares, because while Class C shares are subject to a CDSC only on redemptions made within one year of purchase, Class B shares are subject to a CDSC only on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.


GENERAL
NO CDSC ON ANY CLASS OF SHARES APPLIES in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 4 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

Each Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares of each Fund to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a Fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Funds at net asset value to an eligible governmental authority .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any of the Funds or any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. The Distributor from time to time may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

REDUCED SALES CHARGES (CLASS A SHARES ONLY)

[] LETTER OF INTENT -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

[] COMBINING ACCOUNTS -- purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

[] UNIT HOLDERS OF UNIT INVESTMENT TRUSTS -- unit investment trust distributions of less than $1 million may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

[] ELIGIBLE GOVERNMENTAL AUTHORITIES -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

[] CLIENTS OF AN ADVISER OR SUBADVISER -- no sales charge or CDSC applies to investments of $25,000 or more in the Funds by (1) clients of an adviser or subadviser to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

[] Shares of the Funds may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

[] Shares of the Funds are available at net asset value for investments in participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees.

[] Shares of the Funds are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

[] Current shareholders of the Growth Opportunities Fund who were participants in a certain Trust Securities Program, administered through State Street Bank, may purchase additional shares of the Growth Opportunities Fund at net asset value.

[] Shares of the Funds also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

[] There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the Trusts' investment advisers or subadvisers, the Distributor, The New England or any other company affiliated with The New England; current and former directors and trustees of the Trusts, The New England or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of The New England or of any insurance company affiliated with The New England.

[] Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                       O W N I N G   F U N D   S H A R E S

EXCHANGING AMONG NEW ENGLAND FUNDS


CLASS A SHARES
Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any series of the Trusts) for Class A shares of any other series of the Trusts without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the series into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.


CLASS B SHARES
You may exchange Class B shares of any Fund or series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts which offers Class B shares. Such exchanges will be made at the next-determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.


AUTOMATIC EXCHANGE PLAN
The Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other series of the Trusts. The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page. Shares of the Adjustable Rate Fund that are subject to a differential sales charge as described on this page may not participate in this program.


CLASS C SHARES
You may exchange Class C shares of the Funds or any other series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds. Such exchanges will be made at the next - determined net asset value of the shares.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, call Tele#Facts at 1-800-346-5984 twenty-four hours a day or write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

FUND DIVIDEND PAYMENTS

The Capital Growth Fund, the Growth Fund, the International Equity Fund, the Value Fund and the Star Advisers Fund pay dividends annually and the Balanced Fund and the Growth Opportunities Fund pay dividends quarterly. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a dividend, you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of shares of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                        DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

                      S E L L I N G   F U N D   S H A R E S

4 WAYS TO SELL FUND SHARES

You may sell Class A, Class B and Class C shares of the Funds in the following ways:

[] THROUGH YOUR INVESTMENT DEALER:
Call your authorized investment dealer for information.

[] BY TELEPHONE:
You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) and requesting that a check for the proceeds (LESS ANY APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[] BY MAIL:
You may redeem your shares at their net asset value (LESS ANY APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P.
Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

[] BY SYSTEMATIC WITHDRAWAL PLAN:
You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (LESS ANY APPLICABLE
CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

REPURCHASE OPTION (CLASS A SHARES ONLY)

You may apply your Class A share redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

                            F U N D   D E T A I L S

HOW FUND SHARE PRICE IS DETERMINED

The net asset value of each Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. [Eastern time]) on the Exchange on each day that the Exchange is open for trading. Each Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States which closes before the close of the Exchange generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as of the close of regular trading on the Exchange. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of each Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each Fund's portfolio (or, in the case of the Star Advisers Fund, each segment of the Fund's portfolio) are valued at their fair market value as determined in good faith by the adviser or subadviser of that Fund or segment (or a pricing service selected by the adviser or subadviser) under the supervision of each Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of each Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of each Fund's Class B and Class C shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

CALCULATING THE PRICE OF SHARES

Total Market Value of
Portfolio Securities    + Other Assets - Any Liabilities = Net Asset Value (NAV)
-------------------------------------------------------------------------------
                  Total Number of Outstanding Shares in a Class

THE PUBLIC OFFERING PRICE FOR CLASS A SHARES IS THE NAV PLUS THE APPLICABLE SALES CHARGE. THE PUBLIC OFFERING PRICE FOR CLASS B AND CLASS C SHARES IS THE NAV.

INCOME TAX CONSIDERATIONS

Each Fund intends to meet all requirements of the Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The International Equity Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations. Shareholders of the International Equity Fund should also consult their tax advisers about consequences of their investment under foreign laws.

THE FUNDS' EXPENSES

In addition to the management fee paid to its adviser, each Fund pays all expenses not borne by its adviser, subadviser(s) or the Distributor, including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies. In the case of Funds that offer Class Y shares, certain expenses are allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Funds" below.)


Under Service Plans adopted pursuant to Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee, in the amount of up to 0.25% of the amount invested. In the case of each Fund except the Growth Opportunities Fund, the Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. In the case of the Class A shares of the Growth, Value and Balanced Funds, reimbursable expenses may include such expenses incurred by those Funds' former distributor (an affiliate of the Distributor) in prior years. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The amounts of unreimbursed Class A expenses carried over into 1997 from previous plan years were $__________ for the Capital Growth Fund, $__________ for the Balanced Fund, $__________ for the Growth Fund, $__________ for the International Equity Fund and $__________ for the Value Fund. The Class B and C service fees for all Funds which have such classes of shares, and the Class A service fee for the Growth Opportunities Fund, are payable regardless of the amount of the Distributor's related expenses.


Each Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the Class B and Class C shares.

PERFORMANCE CRITERIA

Each Fund may include total return information for each class of shares in advertisements or other written sales material. Each Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter, or, in the case of the Growth Opportunities Fund's Class A shares, from July 27, 1988, when there was a change in that Fund's investment adviser, to the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B and Class C shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

The Balanced Fund may also include the yield of its Class A, Class B and Class C shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent thirty-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

The Balanced Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B or Class C shares. As a result of lower operating expenses, Class Y shares of each Fund that offers such shares can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

ADDITIONAL FACTS ABOUT THE FUNDS


[] New England Funds Trust I, an open-end management investment company, was organized in 1985 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth, Value and Balanced Funds were organized prior to 1985 and conducted investment operations as separate corporations until their reorganization as series of New England Funds Trust I in January 1987. The International Equity Fund and the Capital Growth Fund were organized in 1992 and the Star Advisers Fund was organized in 1994.

[] New England Funds Trust II, an open-end management investment company, was organized in 1931 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth Opportunities Fund is the original series of shares of the Trust and has been in operation since 1931.


[] When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote.

[] Except for matters that are explicitly identified as "fundamental" in this prospectus or Part I of the Statement, the investment policies of each Fund may be changed by the relevant Trust's trustees without shareholder approval or, in most cases, prior notice. The investment objectives of the Growth, Value and Balanced Funds are fundamental. The investment objectives of the Capital Growth, International Equity and Star Advisers Funds are not fundamental. The investment objective of the Growth Opportunities Fund is not fundamental but, as a matter of policy, the trustees would not change the objective without shareholder approval. If there is a change in the objective of the Capital Growth, International Equity, Star Advisers or Growth Opportunities Fund, shareholders should consider whether these Funds remain appropriate investments in light of their current financial position and needs.

[] Each Fund (except the Growth Fund) also offers Class Y shares to certain qualified investors. Class Y shares are identical to Class A, Class B and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs and does not bear any portion of those costs relating to other classes of shares.

[] The Trusts do not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

[] The transfer and dividend paying agent for the Funds is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[] If the balance in your account with a Fund is less than a minimum amount set by the trustees of the Trusts from time to time (currently $500 for all accounts, except for those indicated below and for individual retirement accounts, which have a $25 minimum), that Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

[] The Trusts, together with the Money Market Funds, constitute the New England Funds. Each Trust offers only its own funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

[] Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

[] The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

[] Summit Cash Reserves Fund (the "Cash Fund"), a series of Financial Institutions Series Trust, is related to the Funds for purposes of investment and investor services. Shares of all classes of the Funds may be exchanged for shares of the Cash Fund at net asset value. If shares of the Funds that are exchanged for shares of the Cash Fund are subject to a CDSC, the holding period for purposes of determining the expiration of the CDSC will stop and resume only when an exchange is made back into shares of a series of the Trusts. If Fund shares subject to a CDSC are exchanged for Cash Fund shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of a series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

                       G L O S S A R Y   O F   T E R M S

Capital gain distributions -- Payments to shareholders of profits earned from selling securities in the fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent Deferred Sales Charge (CDSC) -- A fee that may be charged when a shareholder sells fund shares.

Distribution fee -- An annual asset-based sales charge that is used to pay for sales-related expenses.

Income Distributions -- Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. -- The distributor and transfer agent of the New England Funds.

New England Funds Management, L.P. -- The investment adviser to most of the New England Funds.

Open end investment management company -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee -- Payments by a fund to the fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

Total Return -- The change in value of an investment in a fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees-- Fees paid by a mutual fund under a plan adopted under 1940 Act Rule 12b-1. Can include both distribution fees and service fees.

[LOGO](R)
NEW ENGLAND FUNDS
Where The Best Minds Meet(TM)
-------------------------------------------------------------------------------

CLASS Y SHARES OF:

NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND
NEW ENGLAND STAR ADVISERS FUND
NEW ENGLAND VALUE FUND


PROSPECTUS AND APPLICATION -- MAY 1, 1997


New England Capital Growth Fund, New England Balanced Fund, New England International Equity Fund, New England Star Advisers Fund and New England Value Fund, series of New England Funds Trust I, and New England Growth Opportunities Fund, a series of New England Funds Trust II, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I and New England Funds Trust II are referred to in this prospectus as the "Trusts."


The Funds offer four classes of shares: Class Y (for qualified institutional investors) and Classes A, B and C (for other investors). This prospectus sets forth information investors should know before investing in Class Y shares. Please read it carefully and keep it for future reference. A Statement of Additional Information in two parts (the "Statement") about the Funds dated May 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference. Class A, Class B and Class C shares of the Funds are described in a separate prospectus. To obtain more information about Class A, Class B and Class C shares, please call the Distributor toll-free at 1-800-225-5478.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

PAGE
            FUND EXPENSES AND FINANCIAL INFORMATION
            Schedule of Fees
            Financial Highlights

-------------------------------------------------------------------------------
            INVESTMENT STRATEGY
            Investment Objectives
            How the Funds Pursue Their Objectives
            Fund Investments

-------------------------------------------------------------------------------
            INVESTMENT RISKS

-------------------------------------------------------------------------------
            FUND MANAGEMENT

-------------------------------------------------------------------------------
            BUYING FUND SHARES
            Minimum Investment
            Ways to Buy Fund Shares
              []  By wire transfer
              []  By mail

-------------------------------------------------------------------------------
            OWNING FUND SHARES
            Exchanging Among New England Funds
            Fund Dividend Payments

-------------------------------------------------------------------------------
            SELLING FUND SHARES
            Ways to Sell Fund Shares
              []  By telephone
              []  By mail

-------------------------------------------------------------------------------
            FUND DETAILS
            Determination of Net Asset Value
            Income Tax Considerations
            Performance Criteria
            Additional Facts About the Funds

                     FUND EXPENSES AND FINANCIAL INFORMATION

SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in Class Y shares of the Funds and estimated annual expenses for the Funds' Class Y shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in Class Y shares of the Funds for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES

                                      ALL FUNDS
                                     ------------
                                        Class Y
Maximum Initial Sales Charge Imposed
  on a Purchase                          None
Maximum Contingent Deferred Sales
  Charge                                 None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                         NEW ENGLAND
                                    INTERNATIONAL EQUITY
                                            FUND
                                    ---------------------
                                           Class Y
Management Fees
   (after voluntary fee waiver and expense
     reduction)                              ___%*
12b-1 Fees                                   None
Other Expenses                               ___%
Total Fund Operating Expenses
   (after voluntary fee waiver and expense
     reduction)                              ___%*

                               NEW ENGLAND     NEW ENGLAND
                              CAPITAL GROWTH     BALANCED
                                  FUND             FUND
                             ---------------    ----------
                                Class Y           Class Y
Management Fees                   ___%             ___%
12b-1 Fees                        None             None
Other Expenses                    ___%             ___%
Total Fund Operating Expenses     ___%             ___%

                               NEW ENGLAND     NEW ENGLAND      NEW ENGLAND
                              STAR ADVISERS       VALUE     GROWTH OPPORTUNITIES
                                  FUND             FUND            FUND
                             ---------------   ------------ --------------------
                                  Class Y        Class Y          Class Y
Management Fees                    ___%            ___%             ___%
12b-1 Fees                         None            None             None
Other Expenses                     ___%            ___%             ___%
Total Fund Operating Expenses      ___%            ___%             ___%


* Without the voluntary fee waiver and expense reduction by the Fund's adviser, Management Fees would be ___% and Total Fund Operating Expenses would be ___%. These voluntary limitations can be terminated by the Fund's adviser at any time. See "Fund Management."

EXAMPLE
A $1,000 investment in Class Y shares of the Funds would incur the following dollar amount of transaction costs and operating expenses, assuming a 5% annual return and redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.


                           NEW ENGLAND                      NEW ENGLAND
                       CAPITAL GROWTH FUND                 BALANCED FUND
                    -------------------------         -------------------------
                             Class Y                          Class Y
1 year                         $___                             $___
3 years                        $___                             $___
5 years                        $___                             $___
10 years                       $___                             $___

                           NEW ENGLAND                      NEW ENGLAND
                    INTERNATIONAL EQUITY FUND           STAR ADVISERS FUND
                    -------------------------         -------------------------
                             Class Y                          Class Y
1 year                         $___                             $___
3 years                        $___                             $___
5 years                        $___                             $___
10 years                       $___                             $___

                           NEW ENGLAND                    NEW ENGLAND GROWTH
                            VALUE FUND                    OPPORTUNITIES FUND
                    -------------------------         -------------------------
                             Class Y                          Class Y
1 year                         $___                             $___
3 years                        $___                             $___
5 years                        $___                             $___
10 years                       $___                             $___


The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and other expenses, please see "Fund Management" and "Additional Facts About the Funds."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

FINANCIAL HIGHLIGHTS


(For a Class Y share of each Fund, except New England Capital Growth and New England Growth Opportunities Funds, outstanding throughout the indicated period.

The Financial Highlights presented on pages 6 through 14 have been included in financial statements for the Funds. The financial statements for New England Value Fund, New England Balanced Fund, New England International Equity Fund, New England Capital Growth Fund and New England Star Advisers Fund for periods through December 31, 1996 have been examined by Price Waterhouse LLP, independent accountants. The financial statements for the Growth Opportunities Fund's Class A shares for the years ended May 31, 1986, 1987 and 1988, the seven month period ended December 31, 1988 and the years ended December 31, 1989, 1990, 1991, 1992, 1993, 1994 and 1995 and the Fund's Class B shares for the period September 13, 1993 through December 31, 1993 and the years ended December 31, 1994 and 1995 have been examined by Coopers & Lybrand LLP, independent accountants. The reports of Price Waterhouse LLP and Coopers & Lybrand LLP are incorporated by reference in Part II of the Statement and may be obtained by shareholders. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in Part II of the Statement. Each Fund's annual report contains additional performance information and is available upon request and without charge.

NEW ENGLAND CAPITAL GROWTH FUND



                                                          CLASS A
                               ------------------------------------------------------------
                              AUGUST 3(a)
                               THROUGH
                               DEC. 31,                  YEAR ENDED DECEMBER 31,
                               --------       ---------------------------------------------
                                 1992          1993         1994         1995          1996
                                 ----          ----         ----         ----          ----
Net Asset Value,
 Beginning of Period            $12.50        $14.23       $15.27       $15.02
                                ------        ------       ------       ------        ------

Income From Investment
 Operations Net
 Investment Income
 (Loss)                           0.02          0.00        (0.08)       (0.11)(e)

Net Gain (Loss) on
 Investments (both
 realized and
 unrealized)                      1.84          1.12        (0.17)        4.74
                                ------        ------       ------       ------        ------

Total Income (Loss)
 From Investment
 Operations                       1.86          1.12        (0.25)        4.63
                                ------        ------       ------       ------        ------

Less Distributions
 Distributions (from net
 investment income)              (0.02)         0.00         0.00         0.00

Distributions (from net
 realized capital gains)         (0.11)        (0.08)        0.00        (1.24)
                                ------        ------       ------       ------        ------

Total Distributions              (0.13)        (0.08)        0.00        (1.24)
                                ------        ------       ------       ------        ------

Net Asset Value,
 End of Period                  $14.23        $15.27       $15.02       $18.41
                                ======        ======       ======       ======        ======

Total Return (%) (c)              14.9           7.9         (1.6)        30.7

Ratios/Supplemental Data
 Net Assets, End of Period
 (000)                         $34,772       $98,735      $95,803     $123,504

Ratio of Operating Expenses
 to Average Net Assets (%)(d)     1.00(b)       1.23         1.63         1.61

Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (%)                   0.74(b)      (0.03)       (0.45)    (0.67)

Portfolio Turnover Rate (%)         15            77           82        69

                                                   CLASS B                                   CLASS C
                               -------------------------------------------------       -------------------
                               SEPT. 13(a)                   YEAR                             YEAR
                                 THROUGH                     ENDED                            ENDED
                                 DEC. 31,                   DEC. 31,                         DEC. 31,
                               -----------     ---------------------------------       -------------------
                                  1993          1994          1995          1996        1995(a)       1996
                                  ----          ----          ----          ----        ----          ----

 Beginning of Period             $14.79        $15.24        $14.89                    $14.89
                                 ------        ------        ------        ------      ------        ------

Income From Investment
 Operations Net
 Investment Income
 (Loss)                            0.00         (0.08)        (0.16)(e)                 (0.09)(e)

Net Gain (Loss) on
 Investments (both
 realized and
 unrealized)                       0.53         (0.27)         4.60                      4.52
                                 ------        ------        ------        ------      ------        ------

Total Income (Loss)
 From Investment
 Operations                        0.53         (0.35)         4.44                      4.43
                                 ------        ------        ------        ------      ------        ------

Less Distributions
 Distributions (from net
 investment income)                0.00          0.00          0.00                      0.00

Distributions (from net
 realized capital gains)          (0.08)         0.00         (1.24)                    (1.24)
                                 ------        ------        ------        ------      ------        ------

Total Distributions               (0.08)         0.00         (1.24)                    (1.24)
                                 ------        ------        ------        ------      ------        ------

Net Asset Value,
 End of Period                   $15.24        $14.89        $18.09                    $18.08
                                 ======        ======        ======        ======      ======        ======

Total Return (%) (c)                3.6          (2.3)         29.7                      29.7

Ratios/Supplemental Data
 Net Assets, End of Period
 (000)                           $6,748       $15,390       $26,234                      $354

Ratio of Operating Expenses
 to Average Net Assets (%)(d)      2.29(b)       2.38          2.36                      2.36

Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (%)                  (1.15)(b)      (1.20)        (1.42)                    (1.42)

Portfolio Turnover Rate (%)         77             82            69                        69



(a) The Fund commenced operations on August 3, 1992. Class B shares were first offered on September 13, 1993. Class C shares were first offered on January 3, 1995.
(b)  Computed on an annualized basis.
(c) A sales charge in the case of Class A shares and contingent deferred sales charge in the case of Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(d) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations in effect from August 3, 1992 through September 30, 1993 would have been: (%)

                                    Class A                      Class B
                            -------------------------     ----------------------
                             8/3/92 -    Year Ended             9/13/93 -
                             12/31/92     12/31/93              12/31/93
                            ------------ ------------     ----------------------

                              2.20(b)       1.58                 2.97(b)
(e) Per share investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss).

NEW ENGLAND VALUE FUND


                                                                                                    CLASS Y
                                                                               ----------------------------------------------
                                                                               MARCH 31 (a)                     YEAR
                                                                                 THROUGH                        ENDED
                                                                                 DEC. 31,                     DEC. 31,
                                                                               ------------            ----------------------
                                                                                   1994                 1995             1996
                                                                                   ----                 ----             ----

Net asset value, beginning of period                                              $7.57                $7.24
                                                                                  -----                -----

Income from investment operations
Net investment income                                                              0.10                 0.12
Net gains or losses on investments (both realized and unrealized)                  0.08                 2.21
                                                                                  -----                -----

Total income from investment operations                                            0.18                 2.33
                                                                                  -----                -----

Less distributions
Distributions (from net investment income)                                        (0.10)               (0.11)

Distributions (from capital gains)                                                (0.41)               (0.71)
                                                                                  -----                -----

Total distributions                                                               (0.51)               (0.82)
                                                                                  -----                -----

Net asset value, end of period                                                    $7.24                $8.75
                                                                                  =====                =====

Total return (%)                                                                 2.4 (c)                32.8

Ratios/Supplemental data
Net assets, end of period (000)                                                   $4,001               $6,738

Ratio of operating expenses to average net assets (%)                            1.54 (b)               1.12

Ratio of net investment income to average net assets (%)                         1.05 (b)               1.47

Portfolio turnover rate (%)                                                         29                   52




(a)   Commencement of offering of Class Y shares.
(b)   Computed on an annualized basis.
(c)   Not computed on an annualized basis.

NEW ENGLAND BALANCED FUND


                                                                                                CLASS Y
                                                                     --------------------------------------------------------------
                                                                          MAR. 8 (a)                           YEAR
                                                                            THROUGH                           ENDED
                                                                           DEC. 31,                          DEC. 31,
                                                                     ----------------------     -----------------------------------
                                                                             1994                     1995              1996
                                                                             ----                     ----              ----

Net asset value, beginning of period                                       $12.20                   $11.27
                                                                           ------                   ------

Income from investment operations
Net investment income                                                        0.38                     0.46
Net gains or losses on investments (both realized and unrealized)           (0.72)                    2.51
                                                                           ------                   ------

Total income from investment operations                                     (0.34)                    2.97
                                                                           ------                   ------

Less distributions
Distributions (from net investment income)                                  (0.38)                   (0.45)

Distributions (from net realized capital gains)                             (0.21)                   (0.64)
                                                                           ------                   ------

Total distributions                                                         (0.59)                   (1.09)
                                                                           ------                   ------

Net asset value, end of period                                             $11.27                   $13.15
                                                                           ======                   ======

Total return (%)                                                           (2.8)(c)                   26.8

Ratios/Supplemental data
Net assets, end of period (000)                                             $39,183                 $59,411

Ratio of operating expenses to average net assets (%)                      0.99 (b)                   1.11

Ratio of net investment income to average net assets (%)                   3.69 (b)                   3.62

Portfolio turnover rate (%)                                                   36                       54




(a)   Commencement of offering of Class Y shares.
(b)   Computed on an annualized basis.
(c)   Not computed on an annualized basis.

NEW ENGLAND INTERNATIONAL EQUITY FUND


                                                                                         CLASS Y
                                                      ------------------------------------------------------------------------------
                                                          SEPT. 9, (a)                                 YEAR
                                                             THROUGH                                   ENDED
                                                            DEC. 31,                                 DEC. 31,
                                                      ----------------------    ----------------------------------------------------
                                                              1993                    1994              1995             1996
                                                              ----                    ----              ----             ----

Net asset value, beginning of period                        $15.19                  $14.86            $15.64
                                                            ------                  ------            ------

Income from investment operations
Net investment income                                         0.13                    0.00              0.42

Net gains or losses on investments (both realized
     and unrealized)                                         (0.01)                   1.32              0.60
                                                            ------                  ------            ------

Total income from investment operations                       0.12                    1.32              1.02
                                                            ------                  ------            ------

Less distributions
Distributions (from net investment income)                   (0.13)                   0.00             (0.41)

Distributions (from net realized capital gains)              (0.32)                  (0.53)             0.00

Distributions (from paid in capital)                          0.00                   (0.01)             0.00
                                                            ------                  ------            ------

Total distributions                                          (0.45)                  (0.54)            (0.41)
                                                            ------                  ------            ------

Net asset value, end of period                              $14.86                  $15.64            $16.25
                                                            ======                  ======            ======

Total return (%)                                             0.7 (c)                  8.9               6.6

Ratios/Supplemental data
Net assets, end of period (000)                              $7,006                 $56,561           $83,119

Ratio of operating expenses to average net assets
 (%) (d)                                                    1.00 (b)                  1.00              1.00

Ratio of net investment income to average net
 assets (%)                                                 0.33 (b)                  0.76              1.49

Portfolio turnover rate (%)                                  101 (c)                  123               119




(a)  Commencement of offering of Class Y shares.
(b)  Computed on an annualized basis.
(c)  Not computed on an annualized basis.
(d)  The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitations would have been 1.35 (b) and 1.04%, respectively.



The Fund's current subadviser assumed that function on February 14, 1997. These financial highlights reflect results achieved by the previous subadviser under different investment policies.

NEW ENGLAND GROWTH OPPORTUNITIES FUND (A)

                                                                             CLASS A
              ----------------------------------------------------------------------------------------------------------------------
                                                  SEVEN
                                                  MONTHS
                     YEAR ENDED MAY 31,           ENDED                                  YEAR ENDED DECEMBER 31,
               --------------------------------   -----       ----------------------------------------------------------------------
               1987      1988(b)    12/31/88(b)    1989       1990       1991       1992       1993*       1994       1995      1996
               ----      -------    -----------    ----       ----       ----       ----       -----       ----       ----      ----
Net asset
 value,
 beginning
 of period    $12.70     $11.92      $10.37       $9.55      $10.88     $9.54      $11.79      $12.20     $12.67     $12.41
              ------     ------      ------       -----      ------     -----      ------      ------     ------     ------

Income from investment operations
Net
 investment
 income         0.35       0.33        0.19         0.29       0.30      0.26        0.23        0.21       0.22       0.18

Net gains
 or losses on
 investments
 (both
 realized and
 unrealized)    0.73      (1.22)       0.25        2.32       (0.76)     2.63       0.86         0.75      (0.10)      4.01
              ------     ------      ------       -----      ------     -----      ------      ------     ------     ------

Total
 income
 from
 investment
 operations     1.08      (0.89)       0.44        2.61       (0.46)     2.89        1.09        0.96       0.12       4.19
              ------     ------      ------       -----      ------     -----      ------      ------     ------     ------

Less distributions
 Distributions
 (from net
 investment
 income)       (0.34)     (0.35)      (0.18)      (0.29)      (0.30)    (0.26)     (0.23)      (0.21)     (0.21)      (0.18)
              ------     ------      ------       -----      ------     -----      ------      ------     ------     ------

Distributions
 (in excess
 of net
 investment
 income)        0.00       0.00        0.00        0.00        0.00      0.00       0.00       (0.01)      0.00        0.00


NEW ENGLAND GROWTH OPPORTUNITIES FUND (a) [CONTINUED]


                                                                CLASS A
              ----------------------------------------------------------------------------------------------------------------------

                                                   SEVEN
                                                  MONTHS
                     YEAR ENDED MAY 31,            ENDED                                YEAR ENDED DECEMBER 31,
               --------------------------------   -------     ----------------------------------------------------------------------
               1987      1988(B)    12/31/88(B)    1989       1990       1991      1992         1993*      1994        1995     1996
               ----      -------    -----------    ----       ----       ----      ----         -----      ----        ----     ----
Distributions
 (from net
 realized
 capital
 gains)        (1.52)     (0.30)     (1.08)        (0.95)     (0.56)     (0.38)    (0.45)       (0.27)     (0.17)      (2.03)

Distribution
 (from
 paid-in
 capital)       0.00      (0.01)      0.00         (0.04)     (0.02)      0.00      0.00         0.00       0.00        0.00
              ------     ------      -----        ------     ------     ------    ------       ------     ======      ======

Total
 distributions (1.86)     (0.66)     (1.26)        (1.28)     (0.88)     (0.64)    (0.68)       (0.49)     (0.38)      (2.21)
              ------     ------      -----        ------     ------     ------    ------       ------     ======      ======

Net asset
 value, end
 of period    $11.92     $10.37      $9.55        $10.88     $9.54      $11.79    $12.20       $12.67     $12.41      $14.39
              ======     ======      =====        ======     =====      ======    ======       ======     ======      ======

Total
 return (%)(f)   8.9       (7.3)       7.3(e)       27.6      (4.3)       30.6       9.3          8.0        1.0        35.1

Ratios/Supplemental data
Net
 assets,
 end of
 period
 (000)       $70,427    $58,552    $55,041       $62,688   $55,726     $70,263    $90,945     $109,168   $104,081   $150,693

Ratio of
 operating
 expenses
 to average
 net assets
 (%)            1.24       1.25(d)    1.33(e)       1.15       1.18       1.23      1.94         1.21        1.28        1.38


NEW ENGLAND GROWTH OPPORTUNITIES FUND (a) [CONTINUED]


                                                                CLASS A
               ---------------------------------------------------------------------------------------------------------------------

                                                    SEVEN
                                                    MONTHS
                       YEAR ENDED MAY 31,           ENDED                                     YEAR ENDED DECEMBER 31,
               -----------------------------------  ------       -------------------------------------------------------------------
                 1987      1988(b)     12/31/88(b)   1989        1990       1991      1992      1993*      1994       1995      1996
                 ----      -------     -----------   ----        ----       ----      ----      -----      ----       ----      ----
Ratio of
 net
 investment
 income to
 average
 net assets (%)  2.65       2.90       3.10(e)       2.68        2.92       2.28      1.18       1.70      1.75       1.31

Portfolio
 turnover
 rate (%)          25          8         83(e)         17           6          12        10         4         6         69


NEW ENGLAND GROWTH OPPORTUNITIES FUND (a) [CONTINUED]


                                                                         CLASS B                                      CLASS C
                                                        ------------------------------------------             ---------------------
                                                         SEPT. 13,(C)            YEAR                          MAY 1(C)      YEAR
                                                          THROUGH                ENDED                         THROUGH       ENDED
                                                          DEC. 31,             DEC. 31,                        DEC. 31,     DEC. 31,
                                                        -------------   ------------------------               ---------------------
                                                            1993           1994         1995        1996         1995         1996
                                                            ----           ----         ----        ----         ----         ----
Net asset value, beginning of period                      $12.95         $12.66       $12.42      $00.00       $13.84
                                                          ------         ------       ------      ------       ------       ------

Income from investment operations
Net investment income                                       0.06           0.16         0.10                     0.06

Net gains or losses on investments (both realized
     and unrealized)                                        0.01          (0.09)        4.01                     2.58
                                                          ------         ------       ------      ------       ------       ------

Total income from investment operations                     0.07           0.07         4.11                     2.64
                                                          ------         ------       ------      ------       ------       ------

Less distributions
Distributions (from net investment income)                 (0.03)         (0.14)       (0.10)                   (0.06)

Distributions in excess of net investment income           (0.06)          0.00         0.00                     0.00

Distributions (from net realized capital gains)            (0.27)         (0.17)       (2.03)                   (2.03)

Distribution (from paid in capital)                         0.00           0.00         0.00                     0.00
                                                          ------         ------       ------      ------       ------       ------

Total distributions                                        (0.36)         (0.31)       (2.13)                   (2.09)
                                                          ------         ------       ------      ------       ------       ------

Net asset value, end of period                            $12.66         $12.42       $14.40                   $14.39
                                                          ======         ======       ======                   ======       ======

Total return (%) (f)                                        0.60           0.60         34.3                     20.2

Ratios/Supplemental data
Net assets, end of period (000)                            $1,498         $5,185      $29,026                   $4,707

Ratio of operating expenses to average net assets (%)     2.08(e)          1.93         2.11                   2.11 (e)

Ratio of net investment income to average net assets (%)  0.71(e)          1.10         0.56                   0.56 (e)
(%)

Portfolio turnover rate (%)                                  4               6           69                       69


(a)  Information shown for all years is audited. The accountants' report incorporated by reference in the Statement covers years ended May 31, 1987 through December 31, 1996. Accountants' reports for the year ended through May 31, 1986 is on file with the SEC.
(b)  Fiscal year end changed in 1988 from May 31 to December 31. The Fund's former adviser, Back Bay Advisors, L.P., assumed that function on July 27, 1988.
(c)  Commencement of offering of Class B or Class C shares.
(d)  Until May 18, 1988, the Fund's former adviser, Back Bay Advisors, L.P., voluntarily agreed to limit total Fund expenses to
     1.25% of the Fund's average annual net assets. Without such limitation, the ratio of operating expense to average net assets for the year ended May 31, 1988 would have been 1.31%.
(e)  Computed on an annualized basis.
(f)  A sales charge in the case of the Class A shares and a contingent deferred sales charge in the case of the Class B shares are not reflected in total return calculations. Unless otherwise indicated, periods of less than one year are not annualized.


  *  As of January 1, 1993, the Fund discontinued the use of equalization accounting.

     The Fund's current adviser and subadviser assumed those functions on May 1, 1995. The financial highlights prior to that date reflect results achieved by earlier advisers under investment policies that are no longer in effect.

NEW ENGLAND STAR ADVISERS FUND


                                                                                        CLASS Y
                                                                    -----------------------------------------------
                                                                    NOV. 15,(a)                        YEAR
                                                                      THROUGH                          ENDED
                                                                      DEC. 31,                       DEC. 31,
                                                                    -----------               ---------------------
                                                                       1994                   1995             1996
                                                                       ----                   ----             ----
Net asset value, beginning of period                                 $13.59                 $13.24
                                                                     ------                 ------

Income from investment operations
Net investment income                                                  0.06                   0.00
Net gains or losses on investments (both realized and
   unrealized)                                                        (0.35)                  4.58
                                                                     ------                 ------

Total income from investment operations                               (0.29)                  4.58
                                                                     ------                 ------

Less distributions
Distributions  (from net investment income)                           (0.06)                  0.00

Distributions (from realized capital gains)                            0.00                  (0.99)
                                                                     ------                 ------

Total distributions                                                   (0.06)                 (0.99)
                                                                     ------                 ------

Net asset value, end of period                                       $13.24                 $16.83
                                                                     ======                 ======

Total return (%)                                                     (2.1) (c)                34.8

Ratios/Supplemental data
Net assets, end of period (000)                                        $196                  $5,569

Ratio of operating expenses to average net assets (%) (d)            1.79 (b)                 1.57

Ratio of net investment income to average net assets (%)             2.26 (b)                (0.08)

Portfolio turnover rate (%)                                             100                    142


(a)  Commencement of offering of Class Y shares.
(b)  Computed on an annualized basis.
(c)  Not computed on an annualized basis.
(d)  The ratio of operating expenses to average net assets (computed on an annualized basis) without giving effect to the voluntary expense limitations in effect from November 15, 1994 through December 31, 1994 would have been 1.90% for the period ended December 31, 1994.

                       I N V E S T M E N T   S T R A T E G Y


INVESTMENT OBJECTIVES

NEW ENGLAND CAPITAL GROWTH FUND (the "Capital Growth Fund")
The Fund seeks long-term growth of capital.
Subadviser:  Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Chicago, IL

NEW ENGLAND BALANCED FUND
(the "Balanced Fund")
The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.
Subadviser:  Loomis Sayles, Pasadena, CA


NEW ENGLAND INTERNATIONAL EQUITY FUND
(the "International Equity Fund")
The Fund seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities.
Subadviser:  Loomis Sayles, Boston, MA


NEW ENGLAND STAR ADVISERS FUND
(the "Star Advisers Fund")
The Fund seeks long-term growth of capital.
Subadvisers:     Berger Associates, Inc. ("Berger"), Founders Asset Management,
                 Inc. ("Founders"), Janus Capital Corporation ("Janus Capital") and Loomis Sayles,
                 Detroit, MI


NEW ENGLAND VALUE FUND
(the "Value Fund")
The Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.
Subadviser:  Loomis Sayles, Pasadena, CA


NEW ENGLAND GROWTH OPPORTUNITIES FUND
(the "Growth Opportunities Fund")
The Fund seeks opportunities for long-term growth of capital and income.
Subadviser:  Westpeak Investment Advisors, L.P. ("Westpeak")

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to each Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective. Each Fund is a "diversified" mutual fund, except for the Star Advisers Fund.

FUND INVESTMENTS

[]       CAPITAL GROWTH FUND
The Capital Growth Fund seeks to attain its objective by investing substantially all of its assets in equity securities. Investments are selected based on their growth potential; current income is not a consideration. The Fund normally will invest primarily in equity securities of companies with medium or large market capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

The Fund's subadviser selects investments based upon fundamental research and analysis of individual companies and industries. The subadviser selects investments for the Fund based on qualitative and quantitative criteria including, among others, industry dominance and competitive position, consistent earnings growth, a history of high profitability, the subadviser's expectation of continued high profitability and overall financial strength, although not every investment will have all of these characteristics. The Fund may invest in foreign securities.

[]       VALUE FUND
Substantially all of the Value Fund's investments are normally in equity securities. In selecting investments for the Fund, the emphasis is ordinarily placed on undervalued securities. Although long-term market appreciation is ordinarily the basis for security selection, current income may be a significant consideration when yields appear to be favorable compared to overall opportunities for capital appreciation. The Fund may invest in foreign securities.

[]       BALANCED FUND
The Balanced Fund is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on the Fund's subadviser's view of the economic and investment outlook. Most of the Fund's equity investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long term. In selecting equity investments for the Fund, an emphasis is ordinarily placed on undervalued securities. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Fund invests at least 25% of its assets in fixed-income senior securities and, under normal market conditions, more than 50% of its assets in equity securities. The Fund may invest in foreign securities.


[]       INTERNATIONAL EQUITY FUND
The International Equity Fund seeks to achieve its objective by investing primarily in common stocks, although the Fund may invest in any type of equity securities. Normally the Fund will invest at least 65% of its total assets in equity securities of issuers headquartered outside the United States or that derive a substantial part of their revenues or profits from countries outside the United States. Under normal conditions the Fund's portfolio will contain equity securities of issuers from at least three countries outside the United States. The Fund may also invest in closed-end investment companies domiciled in the United States that invest primarily in securities issued by foreign companies. In addition, the Fund may invest up to 20% of its assets in bonds issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities), issued by supranational agencies or issued by foreign companies, including but not limited to convertible debt and below investment grade or unrated debt. The Fund may also engage in certain options and futures transactions.

The Fund's subadviser will make investment decisions on behalf of the Fund by, first, selecting a group of attractively valued countries. Within the selected countries, the subadviser will select securities that are expected to offer the best value based on its valuation and earnings growth expectations.


[]       GROWTH OPPORTUNITIES FUND
It is normally the policy of the Growth Opportunities Fund to invest in a diversified portfolio of common stocks considered by the Fund's subadviser to have possibilities for long-term appreciation of capital and income. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style). The Fund will ordinarily invest substantially all of its assets in equity securities. The Fund may invest in foreign securities that are traded in U.S. markets.

[]       STAR ADVISERS FUND
The Star Advisers Fund seeks to attain its objective by investing primarily in equity securities. The Fund may also invest in other securities, as described below. Under normal market conditions, however, at least 65% of the Fund's assets will be invested in equity securities. Capital invested in the Fund will be allocated on an equal basis among four different subadvisers. Each subadviser will manage its segment of the Fund's assets in accordance with that subadviser's own investment style and strategy. The Fund, in the discretion of each subadviser, may invest without limit in securities of companies with smaller capitalization. The Fund may in the discretion of each of its subadvisers invest without limit in securities of foreign issuers (including issuers in emerging markets) as well as in securities of U.S. issuers.

NEFM, the adviser of the Star Advisers Fund, believes that a multi-adviser approach to equity investing - one that combines the varied styles of a number of subadvisers in selecting securities for the Fund's portfolio - offers a different investment opportunity than equity funds run by a single adviser using a single style.

Any given management style tends to produce better returns than other styles under certain market and economic conditions, and to perform less well under other conditions. Therefore, most single-adviser funds have not consistently maintained superior performance rankings relative to their peers over long periods. NEFM believes that consistency of results, minimizing under-performance even at the cost of out-performance at times, is likely to produce higher performance over time.

NEFM believes that assigning portfolio management responsibility for the Star Advisers Fund to four subadvisers, whose varying styles have resulted in records of success, may increase the likelihood that the Fund may produce superior long-term results for its shareholders, with less variability of return and less risk of persistent under-performance than a single-adviser fund. Of course, past results should not be considered a prediction of future performance, and there is no assurance that the Fund will in fact achieve superior results over any time period. The investment styles described below will be those applied by each of the subadvisers to the segment of the Fund's portfolio for which that subadviser is responsible.

BERGER places primary emphasis on established companies which it believes have favorable growth prospects, regardless of the company's size. Berger emphasizes stocks with potential for rapid earnings expansion. Berger seeks companies with the capability to perform well under varying economic conditions, including the ability to compete in the global marketplace. Berger also seeks companies with the ability to market increasing amounts of products or services, in order to increase shareholder equity at an above-average rate. Berger also places considerable emphasis on the quality of the corporate leadership of companies under consideration. Common stocks will generally constitute all or most of the segment of the Fund managed by Berger, but this segment of the portfolio may from time to time take substantial positions in securities convertible into common stocks, and may also purchase preferred stocks, government securities, zero-coupon securities and other senior securities when Berger believes it is appropriate to do so. This segment of the portfolio may also invest in Rule 144A securities (see "Investment Risks -- Miscellaneous" below) and may purchase put and call options on stock indices and futures contracts and options thereon for the purpose of hedging.

FOUNDERS' segment of the portfolio will invest primarily in common stocks of well-established, high-quality growth companies with mid or high market capitalization. Founders manages its segment of the Fund's portfolio by investing primarily in established companies with above-average prospects for growth in earnings per share. This segment will invest primarily in mid-cap and large capitalization stocks. Founders believes that mid-cap companies (companies with between $1.0 billion and $5.0 billion of market capitalization) can produce returns close to those of smaller-cap companies, but with less risk because of their stronger infrastructures and performance records and more solid market positions, and that large-capitalization stocks add stability to the portfolio. These companies tend to have strong performance records, with solid continuous operating records of three years or more. Founders' approach to investment management gives greater emphasis to the fundamental financial, marketing and operating characteristics of individual companies, and is less concerned with the short-term impact of changes in macroeconomics and market conditions, than some other investment firms. This segment of the portfolio may invest in bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunity for growth of capital. This segment of the portfolio may also invest in Rule 144A securities and may enter into futures contracts or options thereon for hedging purposes.

JANUS CAPITAL pursues the Fund's investment objective by investing substantially all of Janus Capital's segment of the portfolio in common stocks when its portfolio manager believes that the relevant market environment favors profitable investing in such securities. Janus Capital manages its segment of the portfolio to seek long-term capital growth primarily from investing in common stocks of companies of any size, including large, well-established companies and smaller, emerging growth companies. Janus Capital's analysis and selection process focus on stocks with earnings growth potential that may not be recognized by the market. This segment of the portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures or other debt securities or repurchase agreements when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. Janus Capital's segment may also invest in Rule 144A securities and may enter into options, futures and forward contracts.

LOOMIS SAYLES manages its segment of the portfolio by investing primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

Under unusual market conditions as determined by any of the four subadvisers, all or any portion of the segment of the portfolio managed by that subadviser may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of each segment's assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.


[]       ADDITIONAL INFORMATION
Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). The Capital Growth, Growth Opportunities, International Equity, Star Advisers and Value Funds seek to attain their objectives by normally investing primarily all of their assets in equity securities. When the particular Fund's adviser or subadviser deems it appropriate, however, the International Equity, Capital Growth, Growth Opportunities and Value Funds may, for temporary defensive purposes, hold a substantial portion of their assets in cash or fixed-income investments, including U.S. Government obligations, investment grade (and comparable unrated) corporate bonds or notes, money market instruments and repurchase agreements. Corporate obligations in the lowest investment grade category (rated BBB by Standard & Poor's Ratings Group ["S&P"] or Baa by Moody's Investors Service, Inc. ["Moody's"]) have some speculative characteristics and may be more adversely affected by changing economic conditions than are higher grade obligations. No estimate can be made as to when or for how long a Fund will employ defensive strategies. Under some market conditions, the Balanced Fund may, for temporary purposes, invest less than 50% of its assets in equity securities and the balance in cash and fixed-income investments.

                          I N V E S T M E N T   R I S K S

It is important to understand the following risks inherent in a Fund before you invest.

[]       EQUITY SECURITIES
While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small Companies" below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Each Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. Less than 35% of each Fund's respective net assets will be invested in convertible securities rated below investment grade and unrated convertible securities of comparable quality.

[]       SMALL COMPANIES
Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

[]       FOREIGN SECURITIES
Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Equity and Star Advisers Funds' investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

[] FOREIGN CURRENCY (CAPITAL GROWTH, BALANCED, INTERNATIONAL EQUITY, STAR ADVISERS AND VALUE FUNDS)
Most foreign securities in the Capital Growth, Balanced, International Equity, Star Advisers and Value Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

The Capital Growth, Balanced, International Equity, Star Advisers and Value Funds may incur costs in connection with conversions between various currencies. In addition, those Funds may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

[]       FIXED-INCOME SECURITIES
Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments.

Because interest rates vary, it is impossible to predict the income of a fund that invests in fixed-income securities for any particular period. Fluctuations in the value of a Fund's investments in fixed-income securities will cause a Fund's net asset value to increase or decrease.


All non-convertible fixed-income securities purchased by the Funds other than the International Equity, Balanced and Star Advisers Funds will, at the time of purchase, either be rated investment grade by at least one major rating agency or be unrated but determined to be of investment grade quality by the Fund's subadviser.

[] LOWER QUALITY FIXED-INCOME SECURITIES (INTERNATIONAL EQUITY, BALANCED AND STAR ADVISERS FUNDS)
Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the fund's adviser's or subadviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. During the fiscal year ended December 31, 1996, the International Equity, Balanced and Star Advisers Funds had on average __%, __% and __% of their assets, respectively, invested in fixed-income securities rated below investment grade. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to the Statement's "Appendix A - Description of Bond Ratings."


[] ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES AND "STRIPS" (STAR ADVISERS FUND)
The Star Advisers Fund may invest in zero coupon, pay-in-kind and step coupon securities and in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accrued discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. The market values of "strips" and zero coupon, pay-in-kind and step coupon securities generally fluctuate in response to changes in interest rates to a greater degree than do conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for the Fund to dispose of them or determine their current value.

[]       REPURCHASE AGREEMENTS
Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low market risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than 7 days are illiquid securities.

[]       INVESTMENTS IN OTHER INVESTMENT COMPANIES (INTERNATIONAL EQUITY FUND)
The International Equity Fund may invest up to 10% of its total assets in securities of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical or efficient way for the Fund to invest in such countries. In other cases, where the Fund's subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, the Fund will indirectly bear its share of the expenses of that investment company. These expenses are in addition to the Fund's own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio.

[]       SHORT-TERM TRADING
Although each Fund seeks long-term growth or return, each Fund may, consistent with its investment objective, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any adviser's or subadviser's investment discretion in managing a Fund's assets.

Recent portfolio turnover rates of each Fund are set forth above under "Financial Highlights."

[] OPTIONS, FUTURES, SWAP CONTRACTS AND CURRENCY TRANSACTIONS (INTERNATIONAL EQUITY, STAR ADVISERS AND GROWTH OPPORTUNITIES FUNDS)
The International Equity and Star Advisers Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts. These Funds may buy and sell futures contracts on securities, securities indexes or currencies. These Funds may also enter into swap contracts. These Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. These Funds may also conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. These Funds may enter into interest rate, currency and securities index swaps. These Funds will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date.

The Growth Opportunities Fund may buy and sell futures contracts on a variety of stock indexes. The Fund would buy such a futures contract only when the Fund is experiencing significant cash inflows, and then only for the purpose of maintaining the Fund's exposure to the equity markets during the time before the Fund has fully invested incoming cash in equity securities directly. Similarly, the Fund would sell stock index futures only during periods of cash outflows from the Fund, for the purpose of reducing equity market exposure before holdings of stock are liquidated. The Fund will not use futures contracts for speculative purposes or to hedge against changes in the value of the Fund's securities portfolios.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligations under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or receipt) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities).

The value of options purchased by a Fund, futures contracts held by a Fund and a Fund's positions in swap contracts may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options, futures or swaps involve costs and the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and swap contracts.

The successful use of options, futures and swaps will usually depend on the subadvisers' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options, futures and swap transactions also depends on the degree of correlation between the changes in the value of futures, options or swap positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of swap contracts and of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk that the other party to the transaction will default on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most swap contracts and over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid. Certain provisions of the Internal Revenue Code (the "Code") and certain regulatory requirements may limit a Fund's ability to engage in futures, options and swap transactions.

[]       CURRENCY HEDGING TRANSACTIONS (INTERNATIONAL EQUITY AND STAR ADVISERS
         FUNDS)
The International Equity and Star Advisers Funds may, at the discretion of their subadvisers, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and swap contracts. For more information on foreign currency hedging transactions, see Part II of the Statement.

[]       MISCELLANEOUS
No Fund will invest more than 15% of its net assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

The Balanced, International Equity and Star Advisers Funds may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. The Star Advisers Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act of 1933. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless a subadviser has determined, under guidelines established by New England Funds Trust I's trustees, that the particular issue of Rule 144A securities or commercial paper is liquid. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

The International Equity and Star Advisers Funds may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that a Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed delivery" basis falls or market rates of interest increase between the time a Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of or yield on the security. For more information on "when-issued" and "delayed delivery" securities, see Part II of the Statement.

To the extent the Star Advisers Fund may invest in derivative securities for other than bona fide hedging purposes, such investments may be speculative in nature and may involve additional risks.

The Star Advisers Fund is a "non-diversified" fund and as such is not required to meet any diversification requirements under the Investment Company Act of 1940 (the "1940 Act"), although the Fund must meet certain diversification standards to qualify as a "regulated investment company" under the Code. Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.


[] SPECIAL CONSIDERATIONS REGARDING THE MULTI-ADVISER APPROACH (STAR ADVISERS FUND)
NEFM, the adviser of the Star Advisers Fund, oversees the portfolio management services provided to the Fund by each of the four subadvisers. NEFM does not, however, determine what investments will be purchased or sold for any segment of the portfolio. Because each subadviser will be managing its segment of the portfolio independently from the other subadvisers, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the subadviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the equity markets is appropriate for their segments of the portfolio. Because each subadviser directs the trading for its own segment of the portfolio, and does not aggregate its transactions with those of the other subadvisers, the Fund may incur higher brokerage costs than would be the case if a single adviser or subadviser were managing the entire portfolio. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. For example, as of December 31, 1996, the percentage of the Fund's net assets held in the segments of the Fund managed by Berger, Founders, Janus Capital and Loomis Sayles were __%, __%, __% and __%, respectively. Net cash inflows or outflows resulting from sales and redemptions of the Fund's shares will, however, continue to be allocated on an equal basis among the four segments of the portfolio without regard to the relative size of the segments. The Fund does not intend to reallocate assets among the segments to reduce these differences in size.


NEFM may, at its discretion, terminate its agreement with a segment's subadviser. In such case, NEFM will either enter into an agreement with another subadviser to manage the segment or will allocate the segment's assets equally among the other segments of the Fund.

                           F U N D   M A N A G E M E N T

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts, 02116, serves as the adviser to each Fund. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund and furnishes general business management and administration to each Fund. NEFM does not determine what investments will be purchased by the Funds.


The subadviser of the International Equity Fund, the Capital Growth Fund, the Balanced Fund and the Value Fund is Loomis Sayles. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Paul Drexler, Vice President of Loomis Sayles, has served as the portfolio manager of the International Equity Fund since February 14, 1997. Scott S. Pape, Vice President of Loomis Sayles, has served as co-portfolio manager of the Capital Growth Fund since its inception in 1992. Since June 30, 1996, Bruce A. Ebel, Vice President of Loomis Sayles, has also served as co-portfolio manager of the Capital Growth Fund. Carol C. McMurtrie, Vice President and Managing Partner of Loomis Sayles, and Tricia H. Mills and Douglas D. Ramos, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Value Fund since March 1993. Douglas D. Ramos and Meri Anne Beck have served as portfolio managers of the Balanced Fund since 1990; Ms. Beck is also a Vice President of Loomis Sayles. All of the foregoing persons have been employed by Loomis Sayles for at least five years, except Mr. Drexler, Mr. Pape and Mr. Ebel who, prior to the time they joined Loomis Sayles, were Deputy Manager, Brown Brothers Harriman & Co., Equity Portfolio Manger of the Illinois State Board of Investment and Senior Vice President of Kemper Asset Management, respectively.

The subadviser of the Growth Opportunities Fund is Westpeak, 1011 Walnut Street, Boulder, Colorado 80302. The portfolio manager of the Growth Opportunities Fund is Gerald H. Scriver, President and Chief Executive Officer of Westpeak. Mr. Scriver has been with Westpeak since its inception in 1991 and has been portfolio manager of the Growth Opportunities Fund since May 1995.


Each Fund pays NEFM a management fee at the annual rate set forth in the following table:

                                         Management fee paid by Fund to NEFM
                                   (as a percentage of average daily net assets
             Fund                                     of the Fund)
-----------------------------      ---------------------------------------------

Balanced Fund                      0.75%    of the first $200 million
                                   0.70%    of the next $300 million
                                   0.65%    of amounts in excess of $500 million

Capital Growth Fund                0.75%    of the first $200 million
                                   0.70%    of the next $300 million
                                   0.65%    of amounts in excess of $500 million

Growth Opportunities Fund          0.70%    of the first $200 million
                                   0.65%    of the next $300 million
                                   0.60%    of amounts in excess of $500 million

International Equity Fund          0.90%    of the first $200 million
                                   0.85%    of the next $300 million
                                   0.80%    of amounts in excess of $500 million

Star Advisers Fund                 1.05%    of all assets

Value Fund                         0.75%    of the first $200 million
                                   0.70%    of the next $300 million
                                   0.65%    of amounts in excess of $500 million

The advisory fee rates payable by the Balanced, Capital Growth, International Equity, Star Advisers and Value Funds are higher than those paid by most other mutual funds but are comparable to fee rates paid by some mutual funds with similar investment objectives and policies to these Funds. In the case of the Star Advisers Fund, this difference in the fee rate is partially due to the multi-adviser format.

Subject to the supervision of NEFM, each subadviser manages the portfolio(s) of the Fund(s) to which it serves as subadviser (in the case of the Star Advisers Fund, its segment of such Fund's portfolio) in accordance with the Fund's investment objective and policies, makes investment decisions for that Fund or segment, places orders to purchase and sell securities for that Fund or segment, and employs professional advisers and securities analysts who provide research services to that Fund or segment. The Funds pays no direct fees to any of their subadvisers.

Below is a brief description of the subadvisers of the Star Advisers Fund.

BERGER, 210 University Boulevard, Suite 900, Denver, Colorado 80206. Rodney L. Linafelter, Vice President of Berger, has day-to-day responsibility for the management of the segment of the Fund managed by Berger. Kansas City Southern Industries, Inc. ("KCSI"), a publicly traded holding company, owns approximately 80% of the outstanding shares of Berger.

FOUNDERS, 2930 East Third Avenue, Denver, Colorado 80206. To facilitate day-to-day investment management, Founders employs a unique team-and-lead-manager system. The management team for a portfolio or fund is comprised of Founders' Chief Investment Officer Bjorn K. Borgen, a lead portfolio manager, assistant portfolio managers, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of Founders' segment of the Fund. Each team member has one or more areas of expertise that is applied to the management of Founders' segment of the Fund. Daily decisions on portfolio selection rest with the lead portfolio manager, who, through participation in the team process, utilizes the input of other team members in making purchase and sale determinations. Edward F. Keely is lead portfolio manager for the segment of the Fund that is managed by Founders. Mr. Borgen has served as Founders' Chief Investment Officer since 1969 and owns all of Founders' outstanding shares.

JANUS CAPITAL, 100 Fillmore Street, Denver, Colorado 80206. Warren B. Lammert has day-to-day management responsibility for those assets of the Fund allocated to Janus Capital, where he serves as a portfolio manager and Vice President of Investments. KCSI owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board of directors.

LOOMIS SAYLES. Jeffrey C. Petherick and Mary Champagne, Vice Presidents of Loomis Sayles, have day-to-day management responsibility for the segment of the Fund that is allocated to Loomis Sayles. Mr. Petherick, who joined Loomis Sayles in 1990, has co-managed the Loomis Sayles segment of the Fund since the Fund's inception. Ms. Champagne has co-managed the Loomis Sayles segment of the Fund since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

NEFM pays each subadviser of the Star Advisers Fund a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund that the subadviser manages and 0.50% of such assets in excess of $50 million. The Distributor in its discretion may, but is not obligated to, pay an incentive bonus to the subadviser whose segment of the Fund's portfolio has the highest relative total return for the prior year versus that segment's investment peer group as tracked by a major independent mutual fund reporting service.

NEFM pays the subadvisers of the following Funds a subadvisory fee at the annual rate set forth in the following table:

                                                                          Subadvisory fee payable by NEFM to subadviser
                Fund                           Subadviser           (as a percentage of average daily net assets of the Fund)
--------------------------------------    ---------------------     ------------------------------------------------------------
Balanced Fund                             Loomis Sayles                0.535%       of the first $200 million
                                                                       0.350%       of the next $300 million
                                                                       0.300%       of amounts in excess of $500 million

Capital Growth Fund                       Loomis Sayles                 0.60%       of the first $25 million
                                                                        0.55%       of the next $75 million
                                                                        0.50%       of the next $100 million
                                                                        0.35%       of the next $300 million
                                                                        0.30%       of amounts in excess of $500 million

Growth Opportunities Fund                 Westpeak                      0.50%       of the first $25 million
                                                                        0.40%       of the next $75 million
                                                                        0.35%       of the next $100 million
                                                                        0.30%       of amounts in excess of $200 million


International Equity Fund                 Loomis Sayles                 0.40%       of the first $200 million
                                                                        0.35%       of amounts in excess of $200 million


Value Fund                                Loomis Sayles                0.535%       of the first $200 million
                                                                       0.350%       of the next $300 million
                                                                       0.300%       of amounts in excess of $500 million


Prior to January 2, 1996, the current subadvisers to the Balanced, Capital Growth and Value Funds served as those Funds' respective advisers, and New England Investment Companies, L.P. ("NEIC") served as adviser to the Star Advisers Fund. Prior to December 29, 1995, the International Equity Fund's adviser was Draycott Partners, Ltd. ("Draycott"). From December 29, 1995 to February 14, 1997, Draycott served as subadviser and NEFM served as adviser to the International Equity Fund. [Prior to May 1, 1995, the Growth Opportunities Fund was advised by a different adviser and paid a lower rate of advisory fees.]

Loomis Sayles, as subadviser to the International Equity Fund, has voluntarily agreed to waive its entire subadvisory fee payable to Loomis Sayles by NEFM through February 14, 1998. This waiver by Loomis Sayles will not reduce the International Equity Fund's management fee payable to NEFM. In addition, NEFM and the Distributor have voluntarily agreed to reduce their fees and to bear certain operating expenses charged to the International Equity Fund to the extent that the total of such fees and expenses would exceed 1.75%, 2.50%, 2.50% and 1.15% annually of the average daily net assets of the Fund's Class A, B, C and Y shares, respectively. NEFM and the Distributor may terminate these voluntary limitations at any time. In such event, the Fund would supplement its prospectus.

The general partners of each of NEFM, the Distributor, Loomis Sayles and Westpeak are special purpose corporations. These corporations are indirect wholly-owned subsidiaries of NEIC, whose sole general partner, New England Investment Companies, Inc. ("NEIC Inc."), is a wholly-owned subsidiary of Metropolitan Life Insurance Company.


Subject to applicable regulatory restrictions and such policies as the Trusts' trustees may adopt, the Funds' advisers and subadvisers may consider sales of shares of the Funds and other mutual funds they manage as a factor in the selection of broker-dealers to effect portfolio transactions for the Funds. Subject to procedures adopted by the trustees of the Trusts, Fund brokerage transactions may be executed by brokers that are affiliated with NEIC, NEFM or any subadviser. See "Portfolio Transactions and Brokerage" in Part II of the Statement.

NEFM provides executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and the Funds' subadvisers.

In addition to the management fee paid to its adviser, each Fund pays all expenses not borne by its adviser, subadviser(s) or the Distributor, including, but not limited to, the charges and expenses of each Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies. Certain expenses are allocated differently between each Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Funds" below.)

                      B U Y I N G   F U N D   S H A R E S

MINIMUM INVESTMENT

Class Y shares of the Funds may be purchased by endowments, foundations, bank trust departments or trust companies. The minimum initial investment is $1 million for these entities, and $10,000 is the minimum for each subsequent investment. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million, and by The New England and any other insurance company affiliated with The New England or any of their successor entities ("Insurance Company Accounts"). Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England, any other insurance company affiliated with The New England ("Separate Accounts") and, in the case of the International Equity Fund, by bank common trusts, bank collective trust funds and dedicated corporate or trusted funds, such as nuclear decommissioning trusts and hospital depreciation funds ("Special Accounts"). Class Y shares may also be purchased by wrap fee programs of certain broker-dealers as to which no service or marketing fees are paid to broker-dealers by the Fund, NEFM or the Distributor ("Wrap Fee Programs"). There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts, Special Accounts, Insurance Company Accounts or Wrap Fee Programs. Investments in the Funds may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing plans of amounts invested in the Funds. The Distributor serves as the principal underwriter of the Fund's shares. Shares may be purchased on any day when the New York Stock Exchange (the "Exchange") is open for business (a "business day"). Investors should contact New England Funds before attempting to place an order for Fund shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

WAYS TO BUY FUND SHARES

A shareholder may purchase Class Y shares for cash on any business day by the two methods described below:

BY WIRE TRANSFER: Prior to an initial investment, obtain an account number and wire transfer instructions by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time). All funds should be transmitted to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit [Fund Name] Class Y shares, Shareholder Name, and Shareholder Account Number.

BY MAIL: For an initial investment, simply complete the attached application and return it with a check payable to New England Funds and mailed to New England Funds, L.P. P O. Box 8551, Boston, MA 02266-8551. All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will not accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 10 calendar days.

Class Y shares of each Fund other than the Star Advisers Fund may also be purchased by exchanging securities on deposit with a custodian acceptable to the subadviser of the Fund or by a combination of such securities and cash. Purchase of shares of the Funds in exchange for securities is subject in each case to the determination by the Fund's subadviser that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by the Fund's subadviser in exchange for Fund shares will be valued in the same manner as the Fund's assets (generally the last quoted sales price), as described below under "Determination of Net Asset Value," as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-225-5478.

A Fund's subadviser will not approve the acceptance of securities in exchange for shares of a Fund it manages unless (1) the subadviser, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions; and (4) the securities have a value which is readily ascertainable (not established by evaluation procedures alone) as evidenced by a listing on the New York Stock Exchange, the American Stock Exchange, NASDAQ or the principal securities exchange of countries in which the Fund may invest. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities (other than shares of other funds in the New England Funds).

GENERAL
The purchase price of shares of each Fund is the net asset value next determined after a purchase order is received in good order by New England Funds. For purposes of calculating the purchase price of Fund shares, a purchase order is considered received by the Fund on the day that it is "in good order" unless it is rejected by the Fund. For a purchase order to be in "good order" on a particular day, in the case of a purchase of Fund shares in exchange for securities, the investor's securities must be placed on deposit at a depository acceptable to the Fund's subadviser by 4:00 p.m. (Eastern time) and, in the case of a cash investment, Federal funds must be wired to the Fund between 9:00 a.m. and 4:00 p.m. (Eastern time) or a check for the purchase price of the shares, accompanied by a completed application, must have been received by New England Funds before 4:00 p.m. (Eastern time) on that day. Orders received after 4:00 p.m. (Eastern time) will receive the next day's price.

Purchases will be made in full and fractional Class Y shares calculated to three decimal places. The shareholder will receive a statement of Fund shares owned following each transaction. Investors will not receive certificates representing Class Y shares. The Funds and the Distributor reserve the right at any time to reject a purchase order.

                       O W N I N G   F U N D   S H A R E S

EXCHANGING AMONG NEW ENGLAND FUNDS

You may exchange Class Y shares of the Funds or any other series of the Trusts for Class Y shares of any other series of the Trusts which offers Class Y shares or for Class A shares of New England Cash Management Trust Money Market Series or U.S. Government Series or New England Tax Exempt Money Market Trust (the "Money Market Funds").

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) or, write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon telephone instructions, will provide shareholders with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

FUND DIVIDEND PAYMENTS

The Capital Growth Fund, the International Equity Fund, the Value Fund and the Star Advisers Fund pay dividends annually and the Balanced Fund and the Growth Opportunities Fund pay dividends quarterly. Each Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a dividend, you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional Class Y shares of the Fund or in Class Y shares of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in Class Y shares of the respective Fund at net asset value unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

                        DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in Class Y shares of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

                      S E L L I N G   F U N D   S H A R E S

WAYS TO SELL FUND SHARES

You may sell Class Y shares of the Funds in the following ways:

[]       BY TELEPHONE:
You may redeem (sell) shares by telephone for cash by the two methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. The proceeds generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) and requesting that a check for the proceeds be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[]       BY MAIL:
You may redeem your shares at their net asset value next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record or wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

GENERAL. Redemption requests will be effected at the net asset value next determined after the redemption request is received in proper form by State Street Bank and Trust Company ("State Street Bank"). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

If a Fund's subadviser(s) determine(s), in its or their sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Fund's subadviser(s) in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Funds' right to pay redemptions in kind is limited by an election made by the Funds under Rule 18f-1 under the 1940 Act. See "Redemptions" in Part II of the Statement.

                             F U N D   D E T A I L S

HOW FUND SHARE PRICE IS DETERMINED

The net asset value of each Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. [Eastern time]) on the Exchange on each day that the Exchange is open for trading. Each Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States which closes before the close of the Exchange generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as of the close of regular trading on the Exchange. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract will be equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of each Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of each Fund's portfolio (or, in the case of the Star Advisers Fund, each segment of the Fund's portfolio) are valued at their fair market value as determined in good faith by the adviser or subadviser of that Fund or segment (or a pricing service selected by the adviser or subadviser) under the supervision of each Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of each Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class Y shares is the net asset value per share.

INCOME TAX CONSIDERATIONS

Each Fund intends to meet all requirements of the Code necessary to qualify as a regulated investment company and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both income distribution and capital gains distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income and net capital gains earned during that calendar year. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Each Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The International Equity Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code which would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by the Fund with the Internal Revenue Service must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid.

The foregoing is a summary of certain federal income tax consequences of an investment in a Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in a Fund on their particular federal, state and local tax situations. Shareholders of the International Equity Fund should also consult their tax advisers about consequences of their investment under foreign laws.

PERFORMANCE CRITERIA

Each Fund may include total return information for each class of shares in advertisements or other written sales material. Each Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter, or, in the case of the Growth Opportunities Fund's Class A shares, from July 27, 1988, when there was a change in that Fund's investment adviser, to the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

The Balanced Fund may also include the yield of each class of its shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent thirty-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

The Balanced Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

As a result of lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

ADDITIONAL FACTS ABOUT THE FUNDS


[]         New England Funds Trust I, an open-end management investment company, was organized in 1985 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Value and Balanced Funds were organized prior to 1985 and conducted investment operations as separate corporations until their reorganization as series of New England Funds Trust I in January 1987. The International Equity Fund and the Capital Growth Fund were organized in 1992 and the Star Advisers Fund was organized in 1994.

[]         New England Funds Trust II, an open-end management investment company, was organized in 1931 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Growth Opportunities Fund is the original series of shares of the Trust and has been in operation since 1931.


[]         When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote. No Rule 12b-1 plan applies to the Class Y shares of any Fund.

[]         Class A, Class B and Class C shares are identical to Class Y shares, except that Class A and Class B shares are subject to a sales load or contingent deferred sales charge, Class A, Class B and Class C shares bear a service fee at the annual rate of 0.25% of average net assets (and in the case of Class B and Class C shares a 0.75% distribution fee) and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs. The minimum investment in Class A, Class B and Class C shares is $2,500 (but lower minimums apply to purchases under certain special programs).

[]         Except for matters that are explicitly identified as "fundamental" in this prospectus or Part I of the Statement, the investment policies of each Fund may be changed by the relevant Trust's trustees without shareholder approval or, in most cases, prior notice. The investment objectives of the Value and Balanced Funds are fundamental. The investment objectives of the Capital Growth, International Equity and Star Advisers Funds are not fundamental. The investment objective of the Growth Opportunities Fund is not fundamental but, as a matter of policy, the trustees would not change the objective without shareholder approval. If there is a change in the objectives of the Capital Growth, International Equity, Star Advisers or Growth Opportunities Funds, shareholders should consider whether these Funds remain appropriate investments in light of their current financial position and needs.

[]         The Trusts do not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

[]         The transfer and dividend paying agent for the Funds is New England
Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[]         The Trusts, together with the Money Market Funds, constitute the New
England Funds. Each Trust offers only its own funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

[]         Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered.
Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

[]         The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

[]         The Distributor has entered into a selling agreement with investment dealers, including a broker-dealer that is an affiliate of the Distributor, for the sale of the Funds' Class Y Shares. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Registered representatives of the affiliated broker-dealer are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly owned subsidiary of NEIC. NEIA may receive compensation with respect to certain sales of each Fund's Class Y shares from the Fund's subadviser.

     [GRAPHIC OMITTED]
     NEW ENGLAND FUNDS
 Where The Best Minds Meet(TM)
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NEW ENGLAND CAPITAL GROWTH FUND
NEW ENGLAND BALANCED FUND
NEW ENGLAND GROWTH FUND
NEW ENGLAND GROWTH OPPORTUNITIES FUND
NEW ENGLAND INTERNATIONAL EQUITY FUND
NEW ENGLAND STAR ADVISERS FUND
NEW ENGLAND VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 1, 1997

         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 1997 for Class A, Class B and Class C shares or the Prospectus of the Funds dated May 1, 1997 for Class Y shares, in each case as amended or supplemented to date, (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of any of the Prospectuses from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.

         Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds and other New England Funds. New England Growth Fund, New England Capital Growth Fund, New England Value Fund, New England Balanced Fund, New England International Equity Fund and New England Star Advisers Fund are series of New England Funds Trust I, a registered management investment company that offers a total of twelve series, and New England Growth Opportunities Fund is a series of New England Funds Trust II, a registered management investment company that offers a total of eight series.


                                TABLE OF CONTENTS
                                                                           Page
                                        PART I
   Investment Restrictions                                                  ii
   Fund Charges and Expenses                                                ix
   Investment Performance of the Funds                                     xix
                                        PART II
   Miscellaneous Investment Practices                                       2
   Management of the Trusts                                                 14
   Portfolio Transactions and Brokerage                                     23
   Description of the Trusts and Ownership of Shares                        26
   How to Buy Shares                                                        29
   Net Asset Value and Public Offering Price                                29
   Reduced Sales Charges                                                    30
   Shareholder Services                                                     32
   Redemptions                                                              36
   Standard Performance Measures                                            38
   Income Dividends, Capital Gain Distributions and Tax Status              43
   Financial Statements                                                     45
   Appendix A - Description of Bond Ratings                                 46
   Appendix B - Publications That May Contain Fund Information              48
   Appendix C - Advertising and Promotional Literature                      50
   Appendix D - Portfolio Composition of the Municipal Income,              54
                Bond Income and California Funds

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                             INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

         The following is a description of restrictions on the investments to be made by the Funds, some of which restrictions (which are marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

NEW ENGLAND GROWTH FUND, NEW ENGLAND VALUE FUND AND NEW ENGLAND BALANCED FUND New England Growth Fund (the "Growth Fund"), New England Value Fund (the "Value Fund") and New England Balanced Fund (the "Balanced Fund") each will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry;

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

*(5)    Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts. Also, the Value Fund will not buy or sell real estate or interests in real estate which are not readily marketable. (This restriction does not prevent such Funds from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)   Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

*(14)   Write options or warrants; or

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. (Under the 1940 Act, the Growth Fund, the Value Fund and the Balanced Fund each may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of such Fund [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.)

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

        In order to comply with certain state requirements applicable to restriction (5) above, as a matter of operating policy, subject to change without shareholder approval, the Growth Fund, the Value Fund and the Balanced Fund will not pledge more than 2% of their assets. In addition, as a matter of operating policy, subject to change without shareholder approval, the Funds do not intend to make short sales of the type permitted by restriction (2).

        As a matter of operating policy, subject to change without shareholder approval, the Growth Fund, the Value Fund and the Balanced Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; +(2) invest more than 15% of the Fund's total net assets in illiquid securities, or (3) purchase or sell real property, including limited partnership interests.

NEW ENGLAND CAPITAL GROWTH FUND
New England Capital Growth Fund (the "Capital Growth Fund") may not:

 (1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

 (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

 (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

 (6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

 (7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

 (8) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser or subadviser of the Fund who individually own more than l/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(9) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (12)   Make investments for the purpose of exercising control or management;

 (13) Except to the extent permitted by rule or order of the Securities and Exchange Commission (the "SEC"), participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ["Loomis Sayles"] or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

 (14)   Write, purchase or sell options or warrants, except that the Fund may
        (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities or securities indexes and (c) enter into currency forward contracts;

+(15) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

 (16) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(17) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

         The Capital Growth Fund has undertaken that its investments in warrants (other than warrants acquired in units or attached to other securities) will not exceed 5% of the value of its net assets and that, within that 5%, not more than 2% of its net assets will be invested in warrants not listed on the New York or American Stock Exchanges; it will not invest in commodity futures contracts or real estate limited partnerships; it will not invest more than 5% of its net assets in restricted securities; it will not invest in puts, calls, straddles, spreads or any combination thereof; it will not invest in futures contracts and it will not make loans of portfolio securities. The undertakings set forth in this paragraph can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

NEW ENGLAND STAR ADVISERS FUND
New England Star Advisers Fund (the "Star Advisers Fund") may not:

*(1) Purchase any security (other than U.S. Government securities) if , as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

 (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

 (3) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

 (5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

 (6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

 (7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (11)   Make investments for the purpose of exercising control or management;

 (12) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

 (13)   Write, purchase or sell options or warrants, except that the Fund may
        (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (c) enter into currency forward contracts;

+(14) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

 (15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(16) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

         As a matter of operating policy subject to change without shareholder approval, the Star Advisers Fund intends not to purchase securities when its outstanding borrowings exceeds 5% of its total assets and the Fund will not (1) invest more 15% of its total assets in securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition; (2) invest in any oil, gas and other mineral leases; (3) purchase or sell real property including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate; (4) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange, provided however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value; (5) invest in any uncovered puts, calls, straddles, spreads or any combination thereof, if immediately thereafter the aggregate premiums paid on such outstanding options would exceed 5% of the market value of the total assets of the Fund; or (6) invest in commodities or commodity futures contracts, except that the Fund may buy and sell stock index futures contracts and related options, stock index options, currency options, currency futures contracts and related options and interest rate futures contracts and related options.

NEW ENGLAND INTERNATIONAL EQUITY FUND
New England International Equity Fund (the "International Equity Fund") may not:

 (1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer;

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government [together with subdivisions thereof] will be considered to be a separate industry);

 (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

 (4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

 (6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

 (7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

 (8) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of the investment adviser or subadviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(9) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (12)   Make investments for the purpose of exercising control or management;


 (13) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);


 (14)   Write, purchase or sell options or warrants, except that the Fund may
        (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (c) enter into currency forward contracts;

+(15) Purchase any illiquid security if, as a result, more than 15% of its total assets (taken at current value) would be invested in such securities;

 (16) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or no commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(17) Issue senior securities. For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

         The Fund has given undertakings to certain state regulatory authorities in connection with the qualification of Fund shares for sale in such states that its investments in warrants (other than warrants acquired in units or attached to other securities) will not exceed 5% of the value of its net assets and that, within that 5%, not more than 2% of its net assets will be invested in warrants not listed on the New York or American Stock Exchanges; that it will not invest in commodity futures contracts or real estate limited partnerships; that it will not invest more than 5% of its net assets in restricted securities; and that it will not invest in puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets. Such undertakings can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are subject to restriction (15) above.

NEW ENGLAND GROWTH OPPORTUNITIES FUND
New England Growth Opportunities Fund (the "Growth Opportunities Fund") will not:

*(1) Purchase securities of an issuer if such purchase would cause more than 5% of the market value of the total Fund assets to be invested in the securities of such issuer (exclusive of United States or Canadian government obligations), or if such purchase would cause more than 10% of the securities of such issuer to be held by the Fund;

*(2) Purchase or retain the securities of any issuer if the officers and trustees of New England Funds Trust II owning beneficially 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer;

*(3) Purchase the securities issued by any other investment company, except that a purchase involving no commission or profit to a sponsor or dealer (other than a customary broker's commission) is permitted and except that a purchase that is part of a plan of merger or consolidation is permitted;

*(4) Purchase securities issued by companies with a record (including that of their predecessors) of less than three years' continuous operation;

*(5) Purchase securities for the portfolio on margin, make short sales or make loans to persons affiliated with New England Funds Trust II;

*(6) Act as underwriter of securities of other issuers, or invest directly in real estate or in commodities or commodity contracts; or

*(7) Make loans to other persons, provided, however, that this restriction shall not prohibit the Fund from entering into repurchase agreements with respect to not more than 25% of the Fund's total assets taken at current value. The purchase of a portion of an issue of bonds, notes or debentures publicly distributed or of a type customarily purchased by institutional investors does not constitute the making of loans within the meaning of this restriction.

*(8) The Growth Opportunities Fund may make secured or unsecured bank borrowings, provided that an asset coverage of at least 300% for all such borrowings (including the amount then being borrowed) is maintained as required by the 1940 Act.

*(9) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security; any borrowing permitted by restriction (8) above; any collateral arrangements with respect to options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

        It is a fundamental policy of the Growth Opportunities Fund that it will not concentrate its assets in the securities of issuers in the same industry. The Fund intends to abide by the views of the SEC staff on what constitutes industry concentration. Accordingly, the Fund will not make an investment if, immediately thereafter, the Fund would hold more than 25% of its total assets in securities of issuers in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        It is contrary to the Growth Opportunities Fund's present policy, which may be changed without shareholder approval, to:

(a) Purchase interests in oil, gas or other mineral exploration or development programs, mineral leases;
(b) Write put or call options;
(c) Invest in real estate investments, or
(d) Invest in warrants.

        As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; +(2) invest more than 15% of the Fund's total net assets in illiquid securities; or (3) purchase or sell real property, including limited partnership interests.

        The Growth Opportunities Fund has no present intention of borrowing money except on a temporary basis, as may be needed; to cover redemptions of shares. Should this intention change, the Prospectus will be amended.

------------------------------------------------------------------------------
                            FUND CHARGES AND EXPENSES
------------------------------------------------------------------------------

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES


         Pursuant to an advisory agreement dated August 30, 1996, Capital Growth Management Limited Partnership ("CGM") has agreed to manage the investment and reinvestment of the assets of the Growth Fund, subject to the supervision of the Board of Trustees of New England Funds Trust I. Under the advisory agreement, the Fund pays CGM an advisory fee at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million of such assets and 0.65% of such assets in excess of $500 million.

         Pursuant to separate advisory agreements, each dated August 30, 1996, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of the Capital Growth, Value, Balanced, International Equity, Star Advisers and Growth Opportunities Funds and to provide a range of administrative services to such Funds. For the services described in the advisory agreements, each such Fund has agreed to pay NEFM a management fee at the annual rate set forth in the following table:


                                                            Management fee payable by Fund to NEFM
                    Fund                           (as a percentage of average daily net assets of the Fund)
---------------------------------------------      ----------------------------------------------------------
Balanced Fund                                         0.75%     of the first $200 million
                                                      0.70%     of the next $300 million
                                                      0.65%     of amounts in excess of $500 million

Capital Growth Fund                                   0.75%     of the first $200 million
                                                      0.70%     of the next $300 million
                                                      0.65%     of amounts in excess of $500 million

Growth Opportunities Fund                             0.70%     of the first $200 million
                                                      0.65%     of the next $300 million
                                                      0.60%     of amounts in excess of $500 million

International Equity Fund                             0.90%     of the first $200 million
                                                      0.85%     of the next $300 million
                                                      0.80%     of amounts in excess of $500 million

Star Advisers Fund                                    1.05%     of all assets

Value Fund                                            0.75%     of the first $200 million
                                                      0.70%     of the next $300 million
                                                      0.65%     of amounts in excess of $500 million


         The advisory agreements for the Capital Growth, Value, Balanced, International Equity, Star Advisers and Growth Opportunities Funds each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996 (February 14, 1997, in the case of the International Equity Fund), NEFM has delegated responsibility for managing the investment and reinvestment of each of these Funds' assets to a subadviser. The subadviser is Loomis Sayles, in the case of the International Equity, Balanced, Value and Capital Growth Funds; and Westpeak Investment Advisors, L.P. ("Westpeak"), in the case of the Growth Opportunities Fund. The Funds pay no direct fees to the subadvisers. For providing such subadvisory services to the Funds, NEFM pays each subadviser a subadvisory fee at the annual rate set forth in the following table:


                                                                     Subadvisory fee payable by NEFM to subadviser
                Fund                         Subadviser         (as a percentage of average daily net assets of the Fund)
--------------------------------------    ------------------    ---------------------------------------------------------
Balanced Fund                             Loomis Sayles           0.535%    of the first $200 million
                                                                  0.350%    of the next $300 million
                                                                  0.300%    of amounts in excess of $500 million

Capital Growth Fund                       Loomis Sayles           0.60%     of the first $25 million
                                                                  0.55%     of the next $75 million
                                                                  0.50%     of the next $100 million
                                                                  0.35%     of the next $300 million
                                                                  0.30%     of amounts in excess of $500 million

Growth Opportunities Fund                 Westpeak                0.50%     of the first $25 million
                                                                  0.40%     of the next $75 million
                                                                  0.35%     of the next $100 million
                                                                  0.30%     of amounts in excess of $200 million


International Equity Fund                 Loomis Sayles           0.40%     of the first $200 million
                                                                  0.35%     of amounts in excess of $200 million


Value Fund                                Loomis Sayles           0.535%    of the first $200 million
                                                                  0.350%    of the next $300 million
                                                                  0.300%    of amounts in excess of $500 million


         As explained in the Prospectus, the Star Advisers Fund's portfolio is divided into four segments. Pursuant to separate subadvisory agreements, each dated August 30, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of the assets of each segment of the portfolio to a different subadviser. The four subadvisers are Berger Associates, Inc. ("Berger"), Founders Asset Management, Inc. ("Founders"), Janus Capital Corporation ("Janus Capital") and Loomis Sayles. For providing such subadvisory services to the Fund, NEFM pays each subadviser a subadvisory fee at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund managed by that subadviser and 0.50% of such assets in excess of $50 million.


         Prior to January 2, 1996, Loomis Sayles served as adviser to the Capital Growth, Balanced and Value Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by such Fund to Loomis Sayles at the same rate as the management fee currently payable by such Fund to NEFM.

         From May 1, 1995 until January 2, 1996, NEFM served as adviser and Westpeak served as subadviser to the Growth Opportunities Fund pursuant to advisory and subadvisory agreements providing for the same advisory and subadvisory fee rates as are currently in effect for the Fund. Prior to May 1, 1995, Back Bay Advisors, L.P. ("Back Bay Advisors") served as adviser to the Growth Opportunities Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.50% of the Fund's average daily net assets.

         Prior to January 2, 1996, New England Investment Companies, L.P. ("NEIC") served as adviser to the Star Advisers Fund pursuant to an advisory agreement providing for a management fee payable by the Fund to NEIC at the same rate as the management fee currently payable by such Fund to NEFM.


         From December 29, 1995 until February 14, 1997, Draycott Partners, Ltd. ("Draycott") served as subadviser to the International Equity Fund pursuant to a subadvisory agreement providing for a subadvisory fee payable by NEFM to Draycott at the annual rate of 0.54% of the first $200 million of the Fund's average daily net assets, 0.49% of the next $300 million of such assets and 0.44% of such assets in excess of $500 million.


         Prior to December 29, 1995, Draycott served as adviser to the International Equity Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Draycott at the annual rate of 0.80% of the first $200 million of the Fund's average daily net assets, 0.75% of the next $300 million of such assets and 0.70% of such assets in excess of $500 million.

         Prior to December 29, 1995, short-term cash management services were provided to the International Equity Fund by Back Bay Advisors, a subadviser to Draycott. For these services, Draycott had agreed to compensate Back Bay Advisors at the annual rate of 0.08% of average daily net assets of the Fund. Back Bay Advisors voluntarily agreed to waive this fee in its entirety.

         Prior to December 29, 1995, New England Funds, L.P. (the "Distributor"), of which Draycott was then an affiliate, furnished or paid the expenses of the International Equity Fund for office space, facilities and equipment, services of executive and other personnel of New England Funds Trust I and certain administrative services, pursuant to an administrative services agreement. Under this agreement, the Fund paid the Distributor a fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares and 0.05% of the average daily net assets attributable to the Fund's Class Y shares. The International Equity Fund's current management fee rate represents, with respect to the Fund's Class A, Class B and Class C shares, the sum of the fee rates under the prior advisory and administrative services agreements.


         Until further notice to the International Equity Fund, NEFM and the Distributor have voluntarily agreed to reduce their fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 1.75% of the average daily net assets of the Fund's Class A shares, 2.50% of the average daily net assets of the Fund's Class B shares, 2.50% of the average daily net assets of the Fund's Class C shares and 1.15% of the average daily net assets of the Fund's Class Y shares. NEFM and the Distributor may terminate these voluntary limitations at any time. Prior to December 29, 1995, similar voluntary limitations were in effect with respect to Draycott, the Distributor and the Fund.


For the last three fiscal years, the advisory fees for the Funds (before any voluntary fee reductions) were:



                      FUND                        1994             1995              1996
      -------------------------------------       ----             ----              ----

      Growth Fund                                 $7,572,051       $7,631,203
      Capital Growth Fund                         $  834,943       $  989,864
      Value Fund                                  $1,543,333       $1,811,567
      Balanced Fund                               $1,498,050       $1,906,665
      International Equity Fund*                  $1,541,223       $2,025,005
      Growth Opportunities                        $  555,258       $  856,469
      Star Advisers Fund**                        $  569,280       $3,599,730

 *   As a result of the voluntary expense limitation in effect, the International Equity Fund paid $1,449,606, $1,756,405 and $________, respectively, in advisory fees for the fiscal years ended December 31, 1994, 1995 and 1996.

 **  The Star Advisers Fund commenced operations on July 7, 1994. As a result of the voluntary expense limitation in effect, the Star Advisers Fund paid $543,254, $3,599,730 and
     $_______________, respectively, in advisory fees for the period July 7, 1994 through
     December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996.


         For the period from the commencement of the Star Advisers Fund's operations in July 1994 until December 31, 1994, NEIC and the subadvisers of the Star Advisers Fund voluntarily agreed to reduce their compensation. As a result of this voluntary agreement, the compensation paid by the Fund to NEIC for this period was at the annual rate of 1.00% of the Fund's average daily net assets, and the compensation paid by NEIC to each subadviser was at the annual rate of 0.50% of the average daily net assets of the segment of the Fund's portfolio managed by that subadviser. Without the voluntary limitations, estimated compensation paid to NEIC would have been at the annual rate of 1.05% of the Fund's average daily net assets and the compensation paid by NEIC to each subadviser would be been at the annual rate of 0.55% of the average daily net assets of the segment of the Fund's portfolio managed by that subadviser.

         For more information about the Funds' advisory and subadvisory agreements, see "Management of the Trusts" in Part II of this Statement.


BROKERAGE COMMISSIONS


         In 1994, 1995 and 1996, brokerage transactions for the Growth Fund aggregating $3,048,679,127, $4,526,450,414 and $_________________, respectively, were allotted to brokers providing research services, and $4,187,824, $5,685,876 and $_______________, respectively, in commissions were paid on these transactions in such years. During 1994, 1995 and 1996 the Fund paid total brokerage commissions of $4,305,999, $5,784,166 and $___________, respectively.

         In 1994, 1995 and 1996, brokerage transactions for the Value Fund aggregating $9,382,814, $14,560,184 and $______________, respectively, were allotted to brokers providing research services, and $14,664, $28,143 and $______________, respectively, in commissions were paid on these transactions in such years. During 1994, 1995 and 1996, the Fund paid total brokerage commissions of $342,577, $658,975 and $___________, respectively.

         In 1994, 1995 and 1996, brokerage transactions for the Balanced Fund aggregating $14,761,967, $12,187,184 and $_____________, respectively, were allotted to brokers providing research services, and $28,267, $30,368 and $__________, respectively, in commissions were paid on these transactions in such years. During 1994, 1995 and 1996, the Fund paid total brokerage commissions of $159,243, $415,773 and $____________, respectively.

         In 1994, 1995 and 1996, the Growth Opportunities Fund paid aggregate brokerage commissions of $9,427, $138,878 and $___________, respectively.

         For the fiscal year ended December 31, 1994, brokerage transactions for the International Equity Fund and the Capital Growth Fund aggregating $482,619,468 and $135,445,676, respectively, were allocated to brokers providing research services, and $1,173,745 and $10,615, respectively, in commissions were paid on these transactions. During 1994, the International Equity Fund and the Capital Growth Fund paid total brokerage commissions of $1,173,745 and $191,861, respectively. For the fiscal year ended December 31, 1995, brokerage transactions for the International Equity Fund and the Capital Growth Fund aggregating $593,996,591 and $130,894,587, respectively, were allocated to brokers providing research services and $1,446,337 and $157,512, respectively, in commissions were paid on these transactions. During 1995, the International Equity Fund and the Capital Growth Fund paid total brokerage commissions of approximately $1,446,337 and $157,512, respectively. For the fiscal year ended December 31, 1996, brokerage transactions for the International Equity Fund and the Capital Growth Fund aggregating $__________ and $__________, respectively, were allocated to brokers providing research services, and $_________ and $_________, respectively, in commissions were paid on these transactions. During 1996, the International Equity Fund and the Capital Growth Fund paid total brokerage commissions of $_________ and $__________, respectively.

         For the period July 7, 1994 (commencement of operations) to December 31, 1994 and the fiscal years ended December 31, 1995 and 1996, brokerage transactions for the Star Advisers Fund aggregating $44,236,466, $191,214,413 and $________________, respectively, were allocated to brokers providing research services, and $172,408, $614,183 and $_____________, respectively, in commissions were paid on these transactions. For the period July 7, 1994 to December 31, 1994 and the fiscal years ended December 31, 1995 and 1996, the Fund paid total brokerage commissions of $172,408, $614,183 and $____________, respectively.


         For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

         As explained in Part II of this Statement, the Class A, Class B and Class C shares of each Fund pay fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by each Fund during the fiscal years ended December 31, 1994, 1995 and 1996:


                  FUND                     1994            1995             1996
    ---------------------------------      ----            ----             ----


    Growth Fund                           $2,777,712       $2,800,465                  (Class A)


    Value Fund                              $489,686         $545,439                  (Class A)
                                             $81,490         $206,005                  (Class B)
                                                               $3,915                  (Class C)*

    Balanced Fund                           $401,403         $445,951                  (Class A)
                                            $141,331         $301,592                  (Class B)
                                                               $3,017                  (Class C)*

    Growth Opportunities Fund               $376,217         $340,216                  (Class A)
                                             $35,609         $107,138                  (Class B)
                                                               $3,589                  (Class C)**


    Star Advisers Fund***                    $68,910         $404,530                  (Class A)
                                            $204,766       $1,458,476                  (Class B)
                                             $62,604         $327,977                  (Class C)


    International Equity Fund               $341,787         $346,710                  (Class A)
                                            $262,144         $476,345                  (Class B)
                                                               $5,831                  (Class C)*


    Capital Growth Fund                     $247,956         $277,682                  (Class A)
                                            $121,432         $207,706                  (Class B)
                                                               $1,362                  (Class C)*


  * Class C shares were first offered on January 3, 1995.
 ** Growth Opportunities Fund Class C shares were first offered on May 1, 1995.
*** The Star Advisers Fund commenced operations on July 7, 1994.

         During the fiscal year ended December 31, 1996, expenses relating to each Fund's 12b-1 plans were as follows:

GROWTH FUND

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

VALUE FUND
(Class A shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $


(Class B shares)

Compensation to Investment Dealers                              $

                                                     TOTAL      $

(Class C shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

BALANCED FUND
(Class A shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

(Class B shares)

Compensation to Investment Dealers                              $

                                                     TOTAL      $

(Class C shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

GROWTH OPPORTUNITIES FUND
(Class A shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

(Class B shares)

Compensation to Investment Dealers                              $

                                                     TOTAL      $

(Class C shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

STAR ADVISERS FUND
(Class A shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

(Class B shares)

Compensation to Investment Dealers                              $

                                                     TOTAL      $
(Class C shares)

Compensation to Investment Dealers                              $

                                                     TOTAL      $

INTERNATIONAL EQUITY FUND
(Class A shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

(Class B shares)

Compensation to Investment Dealers                              $

                                                     TOTAL      $

(Class C shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

CAPITAL GROWTH FUND
(Class A shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

(Class B shares)

Compensation to Investment Dealers                              $

                                                     TOTAL      $

(Class C shares)

Compensation to Investment Dealers                              $
Compensation to Distributor's Sales Personnel                   $

                                                     TOTAL      $

         Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the
Distributor: $_______ relating to the Growth Fund; $_______ relating to the Class A shares, $_______ relating to the Class B shares and $_______ relating to the Class C shares of the Value Fund; $_______ relating to the Class A shares, $_______ relating to the Class B shares and $_______ relating to the Class C shares of the Balanced Fund; $_______ relating to the Class A shares, $_______ relating to the Class B shares and $_______ relating to the Class C shares of the Growth Opportunities Fund; $_______ relating to the Class A shares, $_______ relating to the Class B shares and $_______ relating to the Class C shares of the Star Advisers Fund; $_______ relating to the Class A shares, $_______ relating to the Class B shares and $_______ relating to the Class C shares of the International Equity Fund; and $_______ relating to the Class A shares, $_______ relating to the Class B shares and $_______ relating to the Class C shares of the Capital Growth Fund. New England Securities paid substantially all of the fees it received from the Distributor (a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.


OWNERSHIP OF FUND SHARES

         At April 1, 1997, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding Class A shares and Class B shares of the indicated Funds:


Balanced Fund
Class C shares                                    %

Bond Income Fund
Class C shares                                    %

Capital Growth Fund
Class C shares                                    %

Growth Opportunities Fund
Class C shares                                    %

International Equity Fund
Class C shares                                    %

Class Y shares                                    %

Star Advisers Fund
Class Y shares                                    %

Value Fund
Class Y shares                                    %

------------------------------------------------------------------------------
                       INVESTMENT PERFORMANCE OF THE FUNDS
------------------------------------------------------------------------------

                      PERFORMANCE RESULTS - PERCENT CHANGE*
                         For The Periods Ended 12/31/96

GROWTH FUND**
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years            5 Years        10 Years
----------------------------------------------  ------      -------     --------            -------        --------
Net Asset Value
Maximum Offering Price

VALUE FUND
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years            5 Years        10 Years
----------------------------------------------  ------      -------     --------            -------        --------
Net Asset Value
Maximum Offering Price

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/13/93***                     9/13/93***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class C shares:  As a % of                         1 Year          12/30/94***                     12/30/94***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class Y shares:  As a % of                         1 Year          12/30/94***                     12/30/94***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value

BALANCED FUND
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years            5 Years        10 Years
----------------------------------------------  ------      -------     --------            -------        --------
Net Asset Value
Maximum Offering Price

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/13/93***                     9/13/93***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class C shares:  As a % of                         1 Year          12/30/94***                     12/30/94***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class Y shares:  As a % of                         1 Year           3/08/94***                      3/08/94***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value

GROWTH OPPORTUNITIES FUND****
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years            5 Years        10 Years
----------------------------------------------  ------      -------     --------            -------        --------
Net Asset Value
Maximum Offering Price

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/13/93***                     9/13/93***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class C shares:  As a % of                         1 Year           5/1/95***                     5/1/95***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class Y shares:  As a % of                         1 Year           3/31/94***                      3/31/94***
----------------------------------------------     ------          ----------                     ----------
Net Asset Value                                      n/a               n/a                               n/a

STAR ADVISERS FUND
                                                            Aggregate                            Average Annual
                                                          Total Return                            Total Return
                                               ------------------------------------     ----------------------------------
                                                                      Since                           Since
Class A shares:  As a % of                         1 Year           7/7/94***                       7/7/94***
----------------------------------------------     ------           ---------                       ---------
Net Asset Value
Maximum Offering Price

                                                            Aggregate                             Average Annual
                                                          Total Return                             Total Return
                                               ------------------------------------     -----------------------------------
                                                                      Since                           Since
Class B shares:  As a % of                         1 Year           7/7/94***                       7/7/94***
----------------------------------------------     ------           ---------                       ---------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                             Average Annual
                                                          Total Return                             Total Return
                                               ------------------------------------     -----------------------------------
                                                                      Since                           Since
Class C shares:  As a % of                         1 Year           7/7/94***                       7/7/94***
----------------------------------------------     ------           ---------                       ---------
Net Asset Value                                                        n/a
Redemption at End of Period                                            n/a                             n/a

                                                            Aggregate                              Annualized
                                                          Total Return                            Total Return
                                               ------------------------------------     ---------------------------------
                                                                      Since                           Since
Class Y shares:  As a % of                         1 Year           3/31/94***                       3/31/94***
----------------------------------------------     ------           ---------                       ---------
Net Asset Value

INTERNATIONAL EQUITY FUND*****
                                                            Aggregate                            Average Annual
                                                          Total Return                            Total Return
                                               ------------------------------------     ---------------------------------
                                                                      Since                          Since
Class A shares:  As a % of                         1 Year           5/21/92***                     5/21/92***
----------------------------------------------     ------           ----------                     ----------
Net Asset Value
Maximum Offering Price

                                                            Aggregate                            Average Annual
                                                          Total Return                            Total Return
                                               ------------------------------------     ----------------------------------
                                                                      Since                          Since
Class B shares:  As a % of                         1 Year           9/13/93***                     9/13/93***
----------------------------------------------     ------           ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                              Annualized
                                                          Total Return                            Total Return
                                               ------------------------------------     ----------------------------------
                                                                      Since                          Since
Class C shares:  As a % of                         1 Year           12/30/94***                    12/30/94***
----------------------------------------------     ------           ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                            Average Annual
                                                          Total Return                            Total Return
                                               ------------------------------------    -----------------------------------
                                                                      Since                          Since
Class Y shares:  As a % of                         1 Year           9/9/93***                      9/13/93***
----------------------------------------------     ------           ---------                      ----------
Net Asset Value

CAPITAL GROWTH FUND******
                                                            Aggregate                            Average Annual
                                                          Total Return                            Total Return
                                               ------------------------------------     ----------------------------------
                                                                      Since                           Since
Class A shares:  As a % of                         1 Year           8/3/92***                       8/3/92***
----------------------------------------------     ------           ---------                       ---------
Net Asset Value
Maximum Offering Price

                                                            Aggregate                            Average Annual
                                                          Total Return                            Total Return
                                               ------------------------------------     ----------------------------------
                                                                      Since                           Since
Class B shares:  As a % of                         1 Year           9/13/93***                     9/13/93***
----------------------------------------------     ------           ----------                     ----------
Net Asset Value
Redemption at End of Period

                                                            Aggregate                              Annualized
                                                          Total Return                            Total Return
                                               ------------------------------------     ----------------------------------
                                                                      Since                          Since
Class C shares:  As a % of                         1 Year           12/30/94***                    12/30/94***
----------------------------------------------     ------           ----------                     ----------
Net Asset Value
Redemption at End of Period
                                                            Aggregate                            Average Annual
                                                          Total Return                            Total Return
                                               ------------------------------------     ----------------------------------
                                                                       Since                          Since
Class Y shares:  As a % of                          1 Year          3/31/94***                     3/31/94***
----------------------------------------------     ------           ----------                     ----------
Net Asset Value                                      n/a                n/a                            n/a

     *  Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

    **  The numbers presented reflect the maximum initial sales charge currently in effect. Prior to March 3, 1997, a higher maximum initial sales charge was in effect, so that the total returns achieved by investors may have been lower than those shown above.

   ***  Commencement of Fund operations or offering of specified class of shares.

  ****  Assuming deduction of the current maximum sales load, the Growth Opportunities Fund's Class A shares' ten-year average annual total return would have been _____%, had a voluntary expense limitation by the Fund's former investment adviser not been in effect, and their ten-year aggregate total return would have been _____%. Based on net asset values, the Fund's
        Class A shares' ten-year average annual total return would have been _____%, had this limitation not been in effect, and their ten-year aggregate total return would have been _____%.

 *****  Assuming deduction of the current maximum sales load, the International Equity Fund's Class A shares' since-inception average annual total return would have been _____%, and their aggregate one-year and since-inception total returns would have been _____% and _____%, respectively, had a voluntary expense limitation not been in effect. Based on net asset values, the Fund's Class A shares' since-inception average annual total return would have been _____%, and their one-year and since-inception aggregate total returns would have been _____% and _____%, respectively, without the voluntary limitation. Assuming redemption at the end of the period, the Fund's Class B shares' since-inception average annual total return would have been _____%, had a voluntary expense limitation not been in effect, and their aggregate total returns for the one-year and since-inception periods would have been _____% and _____%, respectively. Based on net asset values, the Fund's Class B shares' average annual total return for the since-inception period would have been _____%, and their aggregate total returns for the one-year and since-inception periods would have been _____% and _____%, respectively, without the voluntary limitation. The Fund's Class C and Class Y shares' annualized total returns for the since-inception period would have been _____% and _____%, respectively, and their since-inception aggregate total returns would have been
        _____% and _____%, respectively, without the voluntary limitation.

******  Assuming deduction of the current maximum sales load, the Capital Growth Fund's Class A shares' since-inception average annual total return would have been _____%, and their aggregate one-year and since-inception total returns would have been
        _____% and _____%, respectively, had a voluntary expense limitation not been in effect. Based on net asset values, their since-inception average annual total return would have been _____%, and their one-year and since inception aggregate total returns would have been _____% and _____%, respectively, without the voluntary limitation. Assuming redemption at the end of the period, the Fund's Class B shares' since-inception average annual return would have been _____%, and their one-year and since-inception aggregate total returns would have been _____% and _____%, respectively, without the voluntary limitation. Based on net asset values, the Fund's Class B shares' since-inception average annual total return would have been _____%, and their one-year and since-inception aggregate total returns would have been _____% and _____%, respectively, without the voluntary limitation. The Fund's Class C shares' average annual total return for the since-inception period would have been _____%, and their aggregate one-year and since-inception total returns would have been _____% and _____%, respectively, without the voluntary limitation.

         The foregoing data represent past performance only and are not a prediction as to the future returns of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than this original cost.

          [logo](R)
     NEW ENGLAND FUNDS
Where The Best Minds Meet(TM)
--------------------------------------------------------------------------------

NEW ENGLAND FUNDS TRUST I
NEW ENGLAND FUNDS TRUST II

STATEMENT OF ADDITIONAL INFORMATION -- PART II

MAY 1, 1997


         The following information applies generally to the funds listed below (the "Funds" and each a "Fund"). The Funds constitute all of the series of New England Funds Trust I and New England Funds Trust II (the "Trusts" and each a "Trust"), except for New England Star Worldwide Fund, a series of New England Funds Trust I, and Growth Fund of Israel, a series of New England Funds Trust II, each of which are described in separate Statements of Additional Information. In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement") as well as in the Prospectuses of the Funds dated May 1, 1997, each as amended or supplemented to date (the "Prospectuses"). The following Funds are described in this Statement:


SERIES OF NEW ENGLAND FUNDS TRUST I

New England Capital Growth Fund          (the "Capital Growth Fund")
New England Balanced Fund                (the "Balanced Fund")
New England Growth Fund                  (the "Growth Fund")
New England International Equity Fund    (the "International Equity Fund")
New England Star Advisers Fund           (the "Star Advisers Fund")
New England Value Fund                   (the "Value Fund")
New England Government Securities Fund   (the "Government Securities Fund")
New England Strategic Income Fund        (the "Strategic Income Fund")
New England Bond Income Fund             (the "Bond Income Fund")
New England Municipal Income Fund        (the "Municipal Income Fund")
  (formerly named New England Tax
  Exempt Income Fund)

SERIES OF NEW ENGLAND FUND TRUST II

New England Growth Opportunities Fund             (the "Growth Opportunities Fund")
New England Limited Term U.S. Government Fund     (the "Limited Term U.S. Government Fund")
New England Adjustable Rate U.S. Government Fund  (the "Adjustable Rate Fund")
New England High Income Fund                      (the "High Income Fund")
New England Massachusetts Tax Free Income Fund    (the "Massachusetts Fund")
New England Intermediate Term Tax Free Fund of    (the "California Fund')
  California
New England Intermediate Term Tax Free Fund of    (the "New York Fund")
  New York

-----------------------------------------------------------------------------
                       MISCELLANEOUS INVESTMENT PRACTICES
-----------------------------------------------------------------------------

         The following information relates to certain investment practices in which certain Funds may engage. The table below indicates which Funds may engage in each of these practices.

Practices                            Funds
---------                            -----

Loans of Portfolio Securities        Government Securities Fund
                                     Bond Income Fund
                                     Limited Term U.S. Government Fund
                                     High Income Fund
                                     Adjustable Rate Fund
                                     International Equity Fund
                                     Star Advisers Fund
                                     Strategic Income Fund

U.S. Government Securities           All Funds

When-Issued Securities               Star Advisers Fund
                                     Government Securities Fund
                                     Bond Income Fund
                                     Municipal Income Fund
                                     High Income Fund
                                     Limited Term U.S. Government Fund
                                     California Fund
                                     Massachusetts Fund
                                     New York Fund
                                     Adjustable Rate Fund
                                     Strategic Income Fund

Repurchase Agreements                All Funds

Zero Coupon Securities               All Funds

Convertible Securities               Value Fund
                                     Balanced Fund
                                     Growth Opportunities Fund
                                     High Income Fund
                                     International Equity Fund
                                     Capital Growth Fund
                                     Star Advisers Fund
                                     Strategic Income Fund
                                     Bond Income Fund

Tax Exempt Bonds                     Municipal Income Fund
                                     California Fund
                                     Massachusetts Fund
                                     New York Fund

State Tax Exempt Securities          California Fund
                                     Massachusetts Fund
                                     New York Fund

Futures, Options and Swap Contracts  Government Securities Fund
                                     Municipal Income Fund
                                     Limited Term U.S. Government Fund
                                     International Equity Fund
                                     Star Advisers Fund
                                     California Fund
                                     New York Fund
                                     Strategic Income Fund
                                     Bond Income Fund
                                     High Income Fund
                                     Massachusetts Fund
                                     Growth Opportunities Fund

Foreign Currency Transactions        International Equity Fund
                                     Balanced Fund
                                     Capital Growth Fund
                                     Value Fund
                                     Star Advisers Fund
                                     Strategic Income Fund
                                     Bond Income Fund

Loans of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I of this Statement. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the boards of trustees of the Trusts or persons acting pursuant to the direction of the boards.

         These transactions must by fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. Government securities:

o U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

o "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

o "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

         U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

When-Issued Securities. The Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e., on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

Convertible Securities. The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Tax Exempt Bonds. The Fund may invest in tax exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in the Prospectus.

         The Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users.

         The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

         Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

         The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Group ("Standard & Poor's" or "S&P") represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.

         Obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by the Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

         All debt securities, including tax exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt bonds at the end of each calendar quarter.

State Tax Exempt Securities. The Fund may invest in "State Tax Exempt Securities" which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of the Fund's named state, their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). The Fund may invest more than 25% of the value of its total assets in such bonds, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, as described in the Fund's Prospectus, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a fundamental policy of the Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than State Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.

         In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities (for example, U. S. territories) if such debt obligations generate interest income which is exempt from federal income tax and State personal income taxes (other than any alternative minimum taxes).

         There are, of course, variations in the quality of State Tax Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix A).

         The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and Standard and Poor's represent their opinions as to the quality of the State Tax Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Fund's subadviser will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

         The Fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

         Securities in which the Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the State legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.

         The Fund's named state and certain of its cities and towns and public bodies have from time to time encountered financial difficulties which have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Fund.

Futures, Options and Swap Contracts

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index, and Standard & Poor's 500 Index futures trade in contracts equal to $500 multiplied by the Standard & Poor's 500 Index.

         When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will establish a segregated account with the Fund's custodian containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will establish a segregated account with the custodian with cash or high grade liquid debt assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

         Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

         Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

OPTIONS. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

         An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

         A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade liquid obligations in a segregated account with its custodian.

         A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash, U.S. Treasury bills or other high-grade liquid debt obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

         Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated cash, U.S. Treasury bills or other high-grade liquid obligations used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

         The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

         Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

         As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

         The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is less than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

         The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

         The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

         Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transactions costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

         The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         All call options written by the Fund on foreign currencies will be "covered." A call option written on a foreign currency by the Fund is "covered" if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or high-grade liquid assets in a segregated account with the Fund's custodian. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in) the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid high-grade obligations in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

SWAP CONTRACTS. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"]) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian cash, U.S. Treasury bills or other high grade liquid obligations in amounts sufficient to satisfy its obligations under swap contracts.

RISKS. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

         The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that the Municipal Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

         The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

         Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

         Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

         An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the International Equity Fund purchases foreign stock index futures.

         The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser or subadviser(s) to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

         Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

OVER-THE-COUNTER OPTIONS. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting the Government Securities Fund from investing more than 15% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although Back Bay Advisors, L.P. ("Back Bay Advisors"), the Government Securities Fund's subadviser, does not believe that over-the-counter options on U.S. Government securities are generally illiquid, the Fund has agreed that pending resolution of this issue it will conducts its operations in conformity with the views of the SEC staff on such matters.

         Back Bay Advisors has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by Back Bay Advisors. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

ECONOMIC EFFECTS AND LIMITATIONS. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Municipal Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax exempt bonds for that purpose.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

FUTURE DEVELOPMENTS. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

FOREIGN CURRENCY HEDGING TRANSACTIONS. To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or high-quality debt obligations in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Options and Futures" above.

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                            MANAGEMENT OF THE TRUSTS
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Trustees

         Trustees of the Trusts and their ages (in parentheses), addresses and principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR.--Trustee (56); 79 John F. Kennedy Street, Cambridge, MA
         02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (51); 452 Fifth Avenue, New York, NY 10018; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (REIT); Chairman, Inter Fish, Inc. (an aqua culture venture in Barbados).

KENNETH J. COWAN -- Trustee (63); One Beach Drive, S.E. #2103, St. Petersburg,
         Florida 33701; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee (52); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
         20004; Partner and Managing Director, The Carlyle Group (investments); Trustee, Council for Excellence in Government (not-for-profit); Director, Frontier Ventures (personal investment); Director, Highway Master Communications (mobile communications); Managing Partner, Little Falls Partners (family investment); Director, Sequana Therapeutics (biotechnology/genomics); Director, Telcom Ventures (telecommunications); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet.

SANDRA O. MOOSE -- Trustee (54); 135 E. 57th Street, New York, NY 10022; Senior
         Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER* -- Trustee and President (52); President, Chief Executive
         Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P. ("NEFM"); Director, Back Bay Advisors, Inc. ("BBAI"); formerly, Director, New England Securities Corporation ("New England Securities").

JOHN A. SHANE -- Trustee (62); 300 Unicorn Park Drive, Woburn, Massachusetts
         01801; President, Palmer Service Corporation (venture capital organization); General Partner, The Palmer Organization and Palmer Partners L.P.; Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medial magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management); formerly, Director, Abt Associates, Inc. (consulting firm); formerly, Director, Aviv Corporation (manufacturer of controllers); formerly, Director, Banyan Systems, Inc. (manufacturer of network software); formerly, Director, Cerjac Inc. (manufacturer of telephone testing equipment).

--------
* Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940 Act").

PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee
         (49); President and Chief Executive Officer, New England Investment Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer, New England Investment Companies, Inc. ("NEIC Inc."); Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; Director, New England Mutual Life Insurance Company ("The New England"); formerly, Group Executive Vice President, Bank of America (Los Angeles); formerly, Group Head of International Banking, Trading and Securities, Security Pacific National Bank and Chief Executive Officer, Security Pacific Investment Group.

PENDLETON P. WHITE -- Trustee (64); 6 Breckenridge Lane, Savannah, Georgia
         31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

Officers

         Officers of the Trusts, in addition to Messrs. Schmelzer and Voss, and their ages (in parentheses) and principal occupations during the past five years are as follows:

BRUCE R. SPECA -- Vice President (40); Executive Vice President, NEF
         Corporation;Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM.

FRANK NESVET -- Treasurer (52); Senior Vice President and Chief Financial
         Officer, NEF Corporation ; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation (mutual fund and unit investment trust sponsor).

ROBERT P. CONNOLLY -- Secretary and Clerk (42); Senior Vice President and General Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM; formerly, Managing Director and General Counsel, Kroll Associates, Inc. (business consulting company); formerly, Managing Director and General Counsel, Equitable Capital Management Corporation.


         Each person listed above holds the same position(s) with both Trusts. Previous positions during the past five years with The New England, New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. Each of the Trusts' trustees is also a trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

--------
* Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940 Act").

Trustee Fees

         The Trusts pay no compensation to their officers or to their trustees who are interested persons thereof.

         Each Trustee who is not an interested person of the Trusts receives, in the aggregate for serving on the boards of the Trusts and New England Cash Management Trust and New England Tax Exempt Money Market Trust (all four trusts collectively, the "New England Funds Trusts"), comprising a total of 22 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attends and $1,500 for each meeting he or she attends of a committee of the board of which he or she is a member. Each committee chairman receives an additional retainer fee at the annual rate of $2,500. These fees are allocated among the Funds and the five other mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the net assets of each fund.


         During the fiscal year ended December 31, 1996, the persons who were then trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts and for also serving on the governing boards of the other New England Funds Trusts, New England Zenith Fund ("Zenith") and New England Variable Annuity Fund I ("NEVA"), comprising as of April 15, 1997 a total of __ mutual fund portfolios (not all of which were in existence during all of 1996).

                                                                            Pension or                        Total
                                       Aggregate           Aggregate        Retirement                    Compensation
                                     Compensation        Compensation        Benefits       Estimated     from the New
                                         from                from           Accrued as        Annual      England Funds
                                     New England         New England       Part of Fund      Benefits   Trusts, Zenith and
                                    Funds Trust I       Funds Trust II       Expenses         Upon             NEVA
         Name of Trustee              in 1996               in 1996          in 1996        Retirement        in 1996
         ---------------            -------------       --------------     -------------    ----------   -----------------
Graham T. Allison, Jr.             $                   $                        $0              $0        $
Daniel M. Cain (a)                 $                   $                        $0              $0        $
Kenneth J. Cowan                   $                   $                        $0              $0        $
Richard Darman (a)                 $                   $                        $0              $0        $
Sandra O. Moose                    $                   $                        $0              $0        $
James H. Scott (b)                 $                   $                        $0              $0        $
John A. Shane                      $                   $                        $0              $0        $
Pendleton P. White                 $                   $                        $0              $0        $

(a)  Became a trustee of the Trusts effective February 23, 1996.
(b)  Resigned as a trustee of the Trusts effective March 5, 1996.


         The Funds provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.


         At April 15, 1997, the officers and trustees of each Trust as a group owned less than 1% of the outstanding shares of each Fund.

Advisory and Subadvisory Agreements

         Each Fund's advisory agreement between the Fund and NEFM (between the Fund and Capital Growth Management Limited Partnership ("CGM"), in the case of the Growth Fund) provides that the adviser (NEFM or CGM) will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.


         Each Fund pays all expenses not borne by its adviser or subadviser(s) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Each Fund (except the Growth Fund) also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

         Under each Fund's advisory agreement, if the total ordinary business expenses of the Fund or the applicable Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or Trust are qualified for sale, the Fund's adviser shall pay such excess. At present, the most restrictive state annual expense limitation is 2 1/2% of the average annual net assets up to $30 million, 2% of the next $70 million and 1 1/2% of such assets in excess of $100 million. The adviser will not be required to reduce its fee or pay such expenses to an extent or under circumstances which might result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the relevant advisory agreement and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. This means that the distribution fees payable to New England Funds, L.P. under each Fund's Distribution Agreement and the Distribution Plans would be excluded from "expenses."

         Each Fund's advisory agreement and (except in the case of the Growth
Fund) each Fund's subadvisory agreement between NEFM and the subadviser that manages the Fund (or, in the case of the Star Advisers Fund, each subadvisory agreement between NEFM and the subadviser that manages a segment of the Fund's portfolio) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the relevant Trust by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory or subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the trustees of the relevant Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each advisory and subadvisory agreement may be terminated without penalty by vote of the relevant Trust's board of trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminated upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

         Each advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of NEIC Holdings, Inc. ("NEIC Holdings"), which is a wholly-owned subsidiary of NEIC. NEF Corporation is also the sole general partner of New England Funds, L.P., the distributor of the Funds. NEIC owns the entire limited partnership interest in each of NEFM and New England Funds, L.P.


         NEIC's sole general partner, NEIC, Inc, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, which owns a majority limited partnership interest in NEIC. NEIC and its ________ subsidiary or affiliated asset management firms, collectively, have more than $87 billion of assets under management or administration.


         Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, BBAI, is a wholly-owned subsidiary of NEIC Holdings. NEIC owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors provides investment management services to institutional clients, including other registered investment companies and accounts of The New England and its affiliates. Back Bay Advisors specializes in fixed-income management and currently manages over $6 billion in total assets.

         Loomis, Sayles & Company, L.P. ("Loomis Sayles") was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Funds' portfolios. Loomis Sayles provides investment advice to numerous other institutional and individual clients. These clients include some accounts of The New England and its affiliates ("New England Accounts"). Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of NEIC Holdings. NEIC owns the entire limited partnership interest in Loomis Sayles.

         CGM is a limited partnership whose sole general partner, Kenbob, Inc., is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. NEIC owns a majority limited partnership interest in CGM. Prior to March 1, 1990, the Growth Fund was managed by Loomis Sayles' Capital Growth Management Division. On March 1, 1990, Loomis Sayles reorganized its Capital Growth Management Division into CGM. In addition to advising the Growth Fund, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, NEVA and Zenith's Capital Growth Series. CGM also provides investment advice to other institutional and individual clients.


         Westpeak Investment Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients, including accounts of The New England and its affiliates. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of NEIC Holdings. NEIC owns the entire limited partnership interest in Westpeak.


         Berger Associates, Inc. ("Berger") serves as investment adviser to the mutual funds in the Berger Funds' group and to pension and profit-sharing plans and other institutional and private investors. Kansas City Southern Industries, Inc. ("KCSI") a publicly-traded holding company, owns approximately 80% of the stock of Berger.

         Founders Asset Management, Inc. ("Founders") was organized in 1938. It serves as investment adviser to the Founders mutual funds as well as to private accounts. Bjorn K. Borgen, Chief Executive Officer of Founders, owns all of the stock of Founders.

         Janus Capital Corporation ("Janus Capital") serves as investment adviser to the Janus mutual funds and to other mutual funds, individual, charitable, corporate and retirement accounts. KCSI owns approximately 83% of the outstanding voting stock of Janus Capital. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of Janus Capital's voting stock and, by agreement with KCSI, selects a majority of Janus Capital's board.

         Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds for which Back Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.


         Certain officers of Loomis Sayles have responsibility for the management of other client portfolios. The Pasadena office of Loomis Sayles buys and sells portfolio securities for the Value and Balanced Funds, the Chicago office buys and sells portfolio securities for the Capital Growth Fund, the Detroit office buys and sells portfolio securities for the segment of the Star Advisers Fund's portfolio that is advised by Loomis Sayles, the Boston office buys and sells portfolio securities for the Strategic Income Fund and the International Equity Fund and the New York office buys and sells portfolio securities for the High Income Fund. These offices buy and sell securities independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Capital Growth, Value, Balanced, Star Advisers, High Income and International Equity Funds also invest. If one of these Funds and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as subadviser for the Strategic Income, Capital Growth, Value, Balanced, Star Advisers, High Income and International Equity Funds outweighs the disadvantages, if any, which might result from these practices.


         In addition to managing a segment of the Star Advisers Fund's portfolio, Berger serves as investment adviser or subadviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Berger may effect purchases and sales of the same investment securities for the Fund, and for one or more other investment accounts. In such cases, it will be the practice of Berger to allocate the purchase and sale transactions among the Fund and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Fund and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Fund and each account, the size of investment commitments generally held by the Fund and each account, and the opinions of the persons at Berger responsible for selecting investments for the Fund and the accounts. It is the opinion of the trustees that the desirability of retaining Berger as a subadviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

         The segment of the Star Advisers Fund managed by Founders and one or more of the other mutual funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for the segment of the Fund advised by Founders and other funds or clients advised by Founders arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Fund. However, the ability of the Fund to participate in volume transactions may possibly produce better executions for the Fund in some cases. It is the opinion of the trustees that the desirability of retaining Founders as a subadviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

         Janus Capital performs investment advisory services for other mutual funds, individual, charitable, corporate and retirement accounts (the "private accounts"), as well as for a segment of the portfolio of the Fund. Although the overall investment objective of the Fund may differ from the objectives of the private accounts and other funds served by Janus Capital, there may be securities that are suitable for the portfolio of the Fund as well as for one or more of the other funds or the private accounts. Therefore, purchases and sales of the same investment securities may be recommended for the Fund and for one or more of the other funds or private accounts. To the extent that the Fund and one or more of the other funds or private accounts seek to acquire or sell the same security at the same time, either the price obtained by the Fund or the amount of securities that may be purchased or sold by the Fund at one time may be adversely affected. In such cases, the purchase and sale transactions are allocated among the Fund, the other funds and the private accounts in a manner believed by the management of Janus Capital to be equitable to each. It is the opinion of the trustees that the desirability of retaining Janus Capital as a subadviser to the Fund outweighs the disadvantages, if any, which might result from these procedures.

         Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which the Growth Opportunities Fund also may invest. When the Fund and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Fund. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees of the Fund that the desirability of retaining Westpeak as subadviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

         Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, New England Funds, L.P. serves as the general distributor of each class of shares of the Funds. Under these agreements, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of Prospectuses to existing shareholders.

         New England Funds, L.P. is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the Prospectus.

         As described in the Prospectuses, each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the relevant Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

         Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by vote of the holders of a majority of such shares outstanding. The Trusts' trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the relevant Trust shall be committed to the discretion of such disinterested persons.

         New England Funds, L.P. has entered into selling agreements with investment dealers, including New England Securities, an affiliate of New England Funds, L.P., for the sale of the Funds' shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934. New England Funds, L.P. may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation from each Fund's adviser or subadviser with respect to sales of Class Y shares.

         The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

         The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and
(ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

         With the exception of New England Funds, L.P., New England Securities and their direct and indirect corporate parents (NEIC and The New England), no interested person of the Trusts nor any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.

         Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention,
(3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

         New England Funds, L.P. controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the distributor, New England Funds Trust I, New England Funds Trust II or the affected Fund may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Cash Management Trust and New England Tax Exempt Money Market Trust.


         During the years ended December 31, 1994, 1995 and 1996, New England Funds, L.P. received commissions on the sale of shares of New England Funds Trust I aggregating $9,569,312, $8,779,918 and $___________, respectively, of which $8,290,120, $7,706,937 and $___________, respectively, was allowed to other securities dealers and the balanced retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from New England Funds Trust I's investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to New England Funds Trust I.

         During the years ended December 31, 1994, 1995 and 1996, New England Funds, L.P. received commissions on the sale of the Class A shares of New England Funds Trust II aggregating $2,071,744, $1,913,291 and $__________, respectively, of which $1,780,651, $1,752,050 and $___________, respectively, were reallowed to other securities dealers and the balance retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from Back Bay Advisors or the Funds directly for providing certain administrative services relating to New England Funds Trust II.


         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.


         Independent Accountants. New England Funds Trust I's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. New England Funds Trust II's independent accountants are Coopers & Lybrand LLP, One Post Office Square, Boston, Massachusetts 02109. The independent accountants of each Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended December 31, 1996 and incorporated by reference into this statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of such firms as experts in auditing and accounting.


Other Arrangements


         Prior to January 2, 1996, office space, facilities, equipment and certain other administrative services for the Funds in New England Funds Trust I (except the International Equity, Capital Growth and Star Advisers Funds) were furnished by New England Securities, an affiliate of New England Funds, L.P., under service agreements with CGM, Loomis Sayles or Back Bay Advisors. In the case of the Growth Fund, New England Securities continues to provide such services under its service agreement with CGM. For the years ended December 31, 1994, 1995 and 1996, New England Securities received $2,261,375, $3,357,556 and
$__________, respectively, from the Fund's advisers under these agreements. In the case of the Capital Growth Fund, New England Funds, L.P. provided similar services under a service agreement with Loomis Sayles. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $278,333 and $323,029, respectively, from Loomis Sayles under this agreement. In the case of the Star Advisers Fund, New England Funds, L.P. provided similar services under a service agreement with NEIC. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $269,302 and $1,715,899, respectively, from NEIC under this agreement. In the case of the International Equity Fund, New England Funds, L.P. provided similar services prior to December 29, 1995 under an administrative services agreement with the Fund under which the International Equity Fund paid a fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares and 0.05% of such assets attributable to the Fund's Class Y shares. For the fiscal years ended December 31, 1994 and 1995, New England Funds, L.P. received $167,715 and $192,366, respectively, from the International Equity Fund for these services. Class C shares did not commence operations until January 3, 1995.

         Prior to January 2, 1996, New England Funds, L.P. provided similar services for the Growth Opportunities, Limited Term U.S. Government, Massachusetts and High Income Funds under an agreement with Back Bay Advisors. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $676,787 and $1,511,359, respectively, from Back Bay Advisors under this agreement. In the case of the Adjustable Rate Fund, New England Funds, L.P. provided similar services under an Administrative Services Agreement with the Fund, under which the Fund paid a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million. For the years ended December 31, 1994 and 1995, New England Funds, L.P. received $382,335 and $334,777, respectively, from the Adjustable Rate Fund for these services. In the case of the California and New York Funds, New England Funds, L.P. provided similar services under Administrative Services Agreements with the Funds under which the Funds paid a fee at the rate of 0.125% of each Fund's average daily net assets. For the year ended December 31, 1994, New England Funds, L.P. waived its fees of $49,097 and $25,557 for these services for the California and New York Funds, respectively, and for the year ended December 31, 1995, New England Funds, L.P. waived its fees of $46,879 and $22,124 for these services from the California and New York Funds, respectively.


         Pursuant to a contract between the Funds and New England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay per-account fees to New England Funds, L.P. for these services in the amount of $17.25 for the Balanced Fund, Growth Fund, Capital Growth Fund, Value Fund, International Equity Fund, Star Advisers Fund, Growth Opportunities Fund and Strategic Income Fund; and $15.45 for the High Income Fund, Massachusetts Tax Free Income Fund, Limited Term U.S. Government Fund, Adjustable Rate Fund, Intermediate Term Tax Free Fund of California, Intermediate Term Tax Free Fund of New York, Bond Income Fund, Municipal Income Fund and Government Securities Fund. New England Funds, L.P. has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS") transaction processing, mail and other services. For these services, New England Funds, L.P. pays BFDS a per account fee of $0.95 for the Intermediate Term Tax Free Fund of California, Intermediate Term Tax Free Fund of New York, Bond Income Fund, Municipal Income Fund, Adjustable Rate Fund, Government Securities Fund and Strategic Income Fund; $0.87 for Massachusetts Tax Free Income Fund, High Income Fund and Limited Term U.S. Government Fund; $0.78 for International Equity Fund, Capital Growth Fund, Balanced Fund, Value Fund, Growth Fund and Star Advisers Fund; and $0.70 for the Growth Opportunities Fund.


         In addition, during the fiscal year ended 1996, New England Funds, L.P. received legal and accounting services fees paid by the Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Municipal Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund and Star Advisers Funds in the amounts of $______, $______, $______, $______, $______, $______, $______,
$______ and $______, respectively.

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                      PORTFOLIO TRANSACTIONS AND BROKERAGE
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         All Funds (except segments of the Star Advisers Fund advised by Berger and Janus Capital). In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors, CGM, Founders, Westpeak and Loomis Sayles always seek the best price and execution. Some of each Fund's portfolio transactions are placed with brokers and dealers who provide Back Bay Advisors, CGM, Founders, Westpeak or Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Back Bay Advisors, CGM, Founders, Westpeak or Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors, CGM, Founders, Westpeak or Loomis Sayles. The services may also be used by Back Bay Advisors, CGM, Founders, Westpeak or Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

         In placing orders for the purchase and sale of equity securities, each Fund's adviser or subadviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Except for the International Equity Fund, no Fund will pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.


         Star Advisers Fund (segment advised by Berger). Berger places portfolio transactions for its segment of the Star Advisers Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, Berger may place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission then being charged by another broker where such commission is the result of Berger having reasonably taken into account the quality and reliability of the brokerage services, including, without limitation, the availability and value of research services or execution services. Berger places portfolio brokerage business of its segment of the Star Advisers Fund with brokers who provide useful research services to Berger. Such research services typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that Berger may be apprised of current developments in the above-mentioned factors. The research services received from brokers are often helpful to Berger in performing its investment advisory responsibilities to its segment of the Star Advisers Fund, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of Berger advisory personnel to analyze and evaluate the securities in which its segment of the Star Advisers Fund invests. The research services obtained as a result of the Fund's brokerage business also will be useful to Berger in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger in rendering investment advice to its segment of the Star Advisers Fund. Although such research services may be deemed to be of value to Berger, they are not expected to decrease the expenses that Berger would otherwise incur in performing investment advisory services for its segment of the Star Advisers Fund nor will the subadvisory fees that are received by Berger from NEFM for providing services to the Fund be reduced as result of the availability of such research services from brokers.

         Star Advisers Fund (segment advised by Janus Capital). Decisions as to the assignment of portfolio business for the segment of the Star Advisers Fund's portfolio advised by Janus Capital and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segment of the Star Advisers Fund's portfolio, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

         In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

         Janus Capital may use research products and services in servicing other accounts in addition to the Star Advisers Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

         Janus Capital may also consider sales of shares of mutual funds advised by Janus Capital by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Star Advisers Fund. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.


         International Equity Fund. In placing orders for the purchase and sale of securities for the International Equity Fund, Loomis Sayles follows the same policies as for the other Funds for which it acts as subadviser, except that Loomis Sayles may cause the International Equity Fund to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Loomis Sayles' overall responsibilities to the Trust and its other clients. Loomis Sayles' authority to cause the International Equity Fund to pay such greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.


General

         Portfolio turnover is not a limiting factor with respect to investment decisions. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

         Subject to procedures adopted by the Board of Trustees of the Trusts, the Funds' brokerage transactions may be executed by brokers that are affiliated with NEIC or the Funds' advisers or subadvisers. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

         The Bond Income, Government Securities and Municipal Income Funds and all the Funds of New England Funds Trust II may pay, but during their three most recent fiscal years have not paid, brokerage commissions to New England Securities for acting as the respective Fund's agent on purchases and sales of securities. SEC rules require that the commissions paid to New England Securities by a Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The trustees of each Trust, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to New England Securities and will review these procedures periodically.

         Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts, such as New England Securities, may not serve as the Trusts' dealer in connection with such transactions.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

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                DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES
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         New England Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended, and is a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has twelve separate portfolios. The Growth Fund and the Municipal Income Fund currently offer two classes of shares, the Capital Growth, Strategic Income, Government Securities, New England Star Worldwide and New England Star Small Cap Funds each currently offers three classes of shares and the Balanced, Value, International Equity, Star Advisers, Strategic Income and Bond Income Funds each currently offers four classes of shares. Until September 1986, the name of the Trust was "New England Life Government Securities Trust"; from September 1986 to April 1994, its name was "The New England Funds." Prior to January 5, 1996, the name of the Municipal Income Fund was "New England Tax Exempt Income Fund." The initial portfolio of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. The International Equity Fund commenced operations on May 22, 1992. The Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. The Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. The Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. New England Star Worldwide Fund was organized in 1995 and commenced operations on December 29, 1995. New England Star Small Cap Fund was organized in 1996 and commenced operations on December 31, 1996. The remaining Funds in the Trust are successors to the following corporations which commenced operations in the years indicated:


                             Corporation                   Date of Commencement
                             -----------                   --------------------
         NEL Growth Fund, Inc.                                     1968
         NEL Retirement Equity Fund, Inc.*                         1969
         NEL Equity Fund, Inc.**                                   1968
         NEL Income Fund, Inc.***                                  1973
         NEL Tax Exempt Bond Fund, Inc.****                        1976

              *  Predecessor of the Value Fund
             **  Predecessor of the Balanced Fund
            ***  Predecessor of the Bond Income Fund
           ****  Predecessor of the Municipal Income Fund


         New England Funds Trust II is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated May 6, 1931, as amended, and consisted of a single investment portfolio (now the Growth Opportunities Fund) until January 1989, when the Trust was reorganized as a "series" company as described in Section 18(f)(2) of the 1940 Act. The Trust has seven separate portfolios. The High Income, Massachusetts, California and New York Funds each currently offers two classes of shares, the Adjustable Rate U.S. Government Fund currently offers three classes of shares and the Growth Opportunities and Limited Term U.S. Government Funds each currently offers four classes of shares. Until December 1988, the name of the Trust was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds"; from April 1992 until April 1994, its name was "TNE Funds Trust." The High Income Fund and the Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of the Trust in January 1989. The Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January 1989. The Adjustable Rate Fund was organized in 1991 and commenced operations on October 18 of that year. The California and New York Funds were organized in 1993 and commenced operations on April 23 of that year.


         The Declarations of Trust of New England Funds Trust I and New England Funds Trust II currently permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of all the Funds (except as noted in the first two paragraphs of this section) are divided into four classes, Class A, Class B, Class C and Class Y. Each Fund offers such classes of shares as set forth in such Fund's Prospectus. Class Y shares are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Classes A, B and C. All expenses of each Fund [excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders ("Other Expenses")] are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares.

         The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all of the Funds in a Trust.

         The Declarations of Trust also permit each Trust's trustees, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the board of trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         As summarized in the Prospectuses, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the Trust's or a Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

         The Declarations of Trust further provide that the relevant board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust.

         Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

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                                HOW TO BUY SHARES
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         The procedures for purchasing shares of the Funds are summarized in the Prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the fifth business day after the order is made.

         Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with New England Funds, L.P.

         New England Funds, L.P. may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by New England Funds, L.P. within five business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through New England Funds, L.P. or your investment dealer.

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                    NET ASSET VALUE AND PUBLIC OFFERING PRICE
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         The method for determining the public offering price and net asset value per share is summarized in the Prospectus.

         The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading. The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

         Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the New York Stock Exchange. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, when the Funds compute the net asset value of their shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Trusts' trustees.

         Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the Untied States on days and at times other than when the New York Stock Exchange is open for trading. Therefore, the calculation of these Funds' net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

         The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B, C or Y share of a Fund is the next-determined net asset value.

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                              REDUCED SALES CHARGES
                               Class A Shares Only
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         Special purchase plans are enumerated in the text of the Prospectus.

         Cumulative Purchase Discount. A Fund shareholder making an additional purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares -- Sales Charges" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of both Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

         Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

         A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

         A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

         The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

         State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

         Combining Purchases. Purchases of all series and classes of the Trusts by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

         Combining with Other Series and Classes of the Trusts. A shareholder's total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust [the "Money Market Funds"] unless such shares were purchased by exchanging shares of either of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

         Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

         Clients of Advisers or Subadvisers. No sales charge or contingent deferred sales charge applies to investments of $100,000 or more in Class A shares of the Funds by (1) clients of an adviser or subadviser to the Funds; any director, officer or partner of a client of an adviser or subadviser to the Funds; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser to the Funds if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to the Funds. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

         Offering to Employees of The New England and Associated Entities. There is no sales charge, CDSC or initial investment minimum related to investments in Class A shares of any Fund by certain current and retired employees of the Trusts' investment advisers or subadvisers, New England Funds, L.P., The New England or any other company affiliated with The New England; current and former directors and trustees of the Trusts, The New England or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of The New England or of any insurance company affiliated with The New England.

         Eligible Governmental Authorities. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of any Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

         Investment Advisory Accounts. Shares of any Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

         Certain Broker-Dealers and Financial Services Organizations. Shares of any Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or a Fund's subadviser out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

         Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Funds at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

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                              SHAREHOLDER SERVICES
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Open Accounts

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so.
Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)

         Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $50 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling New England Funds, L.P. at 1-800-225-5478 or your investment dealer.

         This program is voluntary and may be terminated at any time by New England Funds, L.P. upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.


         The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial and subsequent investments in a Fund must be at least $250 for each participant in corporate pension and profit sharing plans, IRAs and Keogh plans, and $50 for subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.


         An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

         Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

         An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

         A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

         In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

         All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

         Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

         It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Funds and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

         Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege


         A shareholder may exchange the shares of any Fund (in the case of Class A shares of the Adjustable Rate and California and New York Funds, only if such shares have been held for at least six months) for shares of the same class of any other fund of the Trusts (subject to the investor eligibility requirements of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same Class of shares of another Fund, the shares received in exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for Class B shares,the conversion date. If you own Class A or Class B shares, you may also elect to exchange your shares of any fund of the Trusts for shares of the same class of the Money Market Funds. Class C shares may also be exchanged for Class A shares of the Money Market Funds. On all exchanges of Class A, Class B or Class C shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC if any, and, for Class B shares only, conversion to Class A shares. The aging resumes only when an exchange is made back into shares of a fund of the Trusts. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds, L.P. at 1-800-225-5478 or (2) a written exchange request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected.


The investment objectives of the funds in the Trusts and the Money Market Funds are as follows:

STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

         NEW ENGLAND GROWTH OPPORTUNITIES FUND seeks opportunities for long-term growth of capital and income.

         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.


         NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.


BOND FUNDS:

         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

         NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND seeks a high level of current income consistent with low volatility of principal.

         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's subadviser, believes is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

MONEY MARKET FUNDS:

NEW ENGLAND CASH MANAGEMENT TRUST -

           Money Market Series -- maximum current income consistent with preservation of capital and liquidity.

         U.S. Government Series -- highest current income consistent with preservation of capital and liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.


         As of April 15, 1997, the net assets of the funds in the Trusts and the Money Market Funds totaled over $__ billion.


         An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan (Class A, B and C Shares)


         As described in the Prospectus following the caption "Owning Fund Shares," a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other funds in the Trusts. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $50 or over ($____ for spousal IRAs). The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.


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                                   REDEMPTIONS
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         The procedures for redemption of shares of a Fund are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed on certain purchases of Class A and Class C shares and on purchases of Class B shares. For purposes of the CDSC, an exchange of shares from one Fund to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, for Class B shares it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over five years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the five-year period. For Class C shares, it will be assumed that the redemption is first of any shares that have been in the shareholder's Fund account for over a year and second of any shares that have been in the shareholder's Fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.


         To illustrate, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3% (the applicable rate in the second year after purchase).

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 1-800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

         The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

         The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not be exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

         The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995.

         The CDSC may also by waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

         A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

         The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's board of trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Trust at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although they reserve the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)

         The Prospectuses describe redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

         Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

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                          STANDARD PERFORMANCE MEASURES
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Calculations of Yield

         Each Fund (except the Growth, Value, Growth Opportunities, Star Advisers, International Equity and Capital Growth Funds) may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund.

         The Municipal Income Fund, the Massachusetts Fund and the California and New York Funds each may also advertise a taxable equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket.

         At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

         Calculation of Total Return. Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund.

Performance Comparisons

         Yield and Total Return. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, Class B and Class C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

         Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

         The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximate 1800 bonds.

         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

         The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

         Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective.

         The Morgan Stanley Capital International Europe, Australia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

         The Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE [GDP] Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

         The International Equity Fund may compare its performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

         From time to time, the Adjustable Rate Fund advertisements and other materials and communications may cite statistics to reflect the Fund's performance over time, utilizing comparisons to indexes including those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indexes include the one-, three-, five-, ten- and 30-year constant maturity Treasury rates, the three-month and 180-day Treasury bill rate, rates on longer-term Treasury certificates, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), the prime lending rate of one or several banks, and commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         The current interest rate on many FNMA ARMs is set by reference to the 11th District Cost of Funds Index published monthly by the Federal Reserve. Since June 1987, the current interest rate on these ARMs, measured on a monthly basis, has been higher than the average yield of taxable money market funds represented by Donoghue's Taxable Money Fund Average and current rates on newly issued one year bank certificates of deposit. The interest rates on other ARMs and the yield on the Adjustable Rate Fund's portfolio may be higher or lower than the interest rates on FNMA ARMs and there is also no assurance that historical yield relationships among different types of investments will continue.

         Advertising and promotional materials may refer to the maturity and duration of the Bond Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e., the change in price one can expect from a given change in yield).

         Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix B to this Statement, and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

         The Funds may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

         The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                                             INVESTMENTS AT 8% RATE OF RETURN
                 5 YRS.           10             15              20               25              30
              ------------   ------------   ------------    ------------     ------------    ------------
      $  50           3,698          9,208         17,417           29,647          47,868           75,015
         75           5,548         13,812         26,126           44,471          71,802          112,522
        100           7,396         18,417         34,835           59,295          95,737          150,029
        150          11,095         27,625         52,252           88,942         143,605          225,044
        200          14,793         36,833         69,669          118,589         191,473          300,059
        500          36,983         92,083        174,173          296,474         478,683          750,148

                                             INVESTMENTS AT 10% RATE OF RETURN
                 5 YRS.            10             15              20               25               30
              ------------    ------------   ------------    ------------     ------------     ------------
      $  50           3,904          10,328         20,896           38,285          66,895            113,966
         75           5,856          15,491         31,344           57,427         100,342            170,949
        100           7,808          20,655         41,792           76,570         133,789            227,933
        150          11,712          30,983         62,689          114,855         200,684            341,899
        200          15,616          41,310         83,585          153,139         267,578            455,865
        500          39,041         103,276        208,962          382,848         668,945          1,139,663

         The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the New England Funds. For example, the Adjustable Rate Fund's advertising and sales literature may include the historical and current performance and total returns of bank certificates of deposits, bank and mutual fund money market accounts and other income investments; and the advertising and sales literature of any of the New England Funds, but particularly that of Growth Fund of Israel, New England Star Worldwide Fund and New England International Equity Fund, may discuss all of the above international developments, including but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the New England Funds or may have influenced past performance or may influence current or prospective performance of the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts and New England Funds, L.P., as distributor and transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

         New England Funds, L.P. will make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

         New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

         Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g., the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

         The Funds may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

         In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

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           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
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         As described in the Funds' Prospectuses, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. So long as it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Municipal Income, Massachusetts, New York and California Funds, as described in the relevant Prospectuses) whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

         The International Equity Fund may be eligible to make and, if eligible, may make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction in respect of income taxes paid to foreign countries may be claimed by shareholders who do not itemize deductions on their federal income tax returns. The Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries.

         Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         The International Fund may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund has elected to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. As a result, the Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders in or order to avoid any Fund-level tax.

         Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

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                              FINANCIAL STATEMENTS
------------------------------------------------------------------------------


         The financial statements of New England Funds Trust I and New England Funds Trust II and the related reports of independent accountants included in their annual reports for the year ended December 31, 1996 are incorporated herein by reference.

                                   APPENDIX A
                           DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S CORPORATION

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1. An application for rating was not received or accepted.
         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
         3. There is a lack of essential data pertaining to the issue or issuer.
         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.

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                                   APPENDIX B
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                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                       Fortune
Adam Smith's Money World                 Fox Network and affiliates
America On Line                          Fund Action
Anchorage Daily News                     Fund Decoder
Atlanta Constitution                     Global Finance
Atlanta Journal                          (the) Guarantor
Arizona Republic                         Hartford Courant
Austin American Statesman                Houston Chronicle
Baltimore Sun                            INC
Bank Investment Marketing                Indianapolis Star
Barron's                                 Individual Investor
Bergen County Record (NJ)                Institutional Investor
Bloomberg Business News                  International Herald Tribune
B'nai B'rith Jewish Monthly              Internet
Bond Buyer                               Investment Advisor
Boston Business Journal                  Investment Company Institute
Boston Globe                             Investment Dealers Digest
Boston Herald                            Investment Profiles
Broker World                             Investment Vision
Business Radio Network                   Investor's Daily
Business Week                            IRA Reporter
CBS and affiliates                       Journal of Commerce
CFO                                      Kansas City Star
Changing Times                           KCMO (Kansas City)
Chicago Sun Times                        KOA-AM (Denver)
Chicago Tribune                          LA Times
Christian Science Monitor                Leckey, Andrew (syndicated column)
Christian Science Monitor News Service   Lear's
Cincinnati Enquirer                      Life Association News
Cincinnati Post                          Lifetime Channel
CNBC                                     Miami Herald
CNN                                      Milwaukee Sentinel
Columbus Dispatch                        Money
CompuServe                               Money Maker
Dallas Morning News                      Money Management Letter
Dallas Times-Herald                      Morningstar
Denver Post                              Mutual Fund Market News
Des Moines Register                      Mutual Funds Magazine
Detroit Free Press                       National Public Radio
Donoghues Money Fund Report              National Underwriter
Dorfman, Dan (syndicated column)         NBC and affiliates
Dow Jones News Service                   New England Business
Economist                                New England Cable News
FACS of the Week                         New Orleans Times-Picayune
Fee Adviser                              New York Daily News
Financial News Network                   New York Times
Financial Planning                       Newark Star Ledger
Financial Planning on Wall Street        Newsday
Financial Research Corp.                 Newsweek
Financial Services Week                  Nightly Business Report
Financial World                          Orange County Register
Fitch Insights                           Orlando Sentinel
Forbes                                   Palm Beach Post
Fort Worth Star-Telegram                 Pension World

Pensions and Investments                 Standard & Poor's Stock Guide
Personal Investor                        Stanger's Investment Advisor
Philadelphia Inquirer                    Stockbroker's Register
Porter, Sylvia (syndicated column)       Strategic Insight
Portland Oregonian                       Tampa Tribune
Prodigy                                  Time
Public Broadcasting Service              Tobias, Andrew (syndicated column)
Quinn, Jane Bryant (syndicated column)   Toledo Blade
Registered Representative                UPI
Research Magazine                        US News and World Report
Resource                                 USA Today
Reuters                                  USA TV Network
Rocky Mountain News                      Value Line
Rukeyser's Business (syndicated column)  Wall St. Journal
Sacramento Bee                           Wall Street Letter
San Diego Tribune                        Wall Street Week
San Francisco Chronicle                  Washington Post
San Francisco Examiner                   WBZ
San Jose Mercury                         WBZ-TV
Seattle Post-Intelligencer               WCVB-TV
Seattle Times                            WEEI
Securities Industry Management           WHDH
Smart Money                              Worcester Telegram
St. Louis Post Dispatch                  World Wide Web
St. Petersburg Times                     Worth Magazine
Standard & Poor's Outlook                WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE

         References may be included in New England Funds' advertising and promotional literature to NEIC and its affiliates that perform advisory and subadvisory functions for New England Funds including, but not limited to: Back Bay Advisors, Harris Associates L.P., Loomis Sayles, CGM and Westpeak.

         References may be included in New England Funds' advertising and promotional literature to NEIC affiliates that do not perform advisory or subadvisory functions for the Funds including, but not limited to, New England Investment Associates, L. P., Copley Real Estate Advisors, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management and Reich and Tang Mutual Funds Group.


         References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds may be contained in New England Funds' advertising and promotional literature including, but not limited to, Berger, Janus Capital, Founders and Montgomery Asset Management, L.P.


         New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about the above entities:

o Specific and general investment emphasis, specialties, competencies, operations and functions

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o The corporate histories, founding dates and names of founders of the entities

o    Awards, honors and recognition given to the firms

o    The names of those with ownership interest and the percentage of ownership

o Current capitalization, levels of profitability and other financial information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o    Current and historical statistics about:

     -total dollar amount of assets managed
     -New England Funds' assets managed in total and by Fund
     -the growth of assets
     -asset types managed
     -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
     -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds, including, but not limited to, Star Advisers Fund portfolio manager Rodney L. Linafelter of Berger and Berger Funds who also serves as portfolio manager of the Berger 100 Fund and Berger Growth and Income Fund; Star Advisers Fund portfolio manager Warren B. Lammert of Janus Capital and Janus Funds, who also serves as portfolio manager of Janus Mercury Fund, and New England Star Worldwide Fund (the "Star Worldwide Fund") portfolio manager Helen Young Hayes, also of Janus Capital and Janus Funds, who serves as portfolio manager of the Janus Worldwide Fund, IDEX II Series Fund - IDEX II Global Portfolio and Janus Aspen Series - Worldwide Growth Portfolio; Star Worldwide Fund portfolio managers Josephine S. Jimenez and Bryan L. Sudweeks of Montgomery Asset Management, L.P., who also serve as portfolio managers of Montgomery Emerging Markets Fund; Star Advisers Fund portfolio manager Edward F. Keely and Star Worldwide Fund portfolio manager Michael W. Gerding of Founders and Founders Funds, who also serve as portfolio manager of Founders Growth Fund and Founders Worldwide Growth Fund, respectively; and Star Advisers Fund portfolio managers Jeffrey C. Petherick and Mary Champagne of Loomis Sayles and Loomis Sayles Funds, who also serve as portfolio managers of the Loomis Sayles Small Cap Fund. Specific and general references may be made to the Loomis Sayles Funds, the Loomis Sayles Bond Fund and Daniel Fuss, who serves as portfolio manager of the Strategic Income Fund and the Loomis Sayles Bond Fund; and Star Worldwide Fund portfolio manager Robert J. Sanborn and Star Worldwide Fund and Growth Fund of Israel portfolio manager David G. Herro of Harris Associates L.P. and Oakmark Funds, who also serve as portfolio managers of The Oakmark Fund and The Oakmark International Fund, respectively. Any such references will indicate that New England Funds and other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managers by the Funds' advisers and subadvisers, including, but not limited to those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about NEIC and its affiliates:

         NEIC is the fifth largest publicly traded manager in the U.S. listed on the New York Stock Exchange. NEIC maintains over $81 billion in assets under management. Clients serviced by NEIC and its affiliates, besides New England Funds, are wealthy individuals, major corporations and large institutions.


         Back Bay Advisors employs a conservative style of management emphasizing short and intermediate term securities to reduce volatility, adds value through careful continuous credit analysis and has expertise in government, corporate and tax-free municipal bonds and equity securities. Among its clients are Boston City Retirement System, Public Service Electric and Gas of New Jersey, Petrolite Corp. and General Mills.


         CGM seeks to deliver exceptional growth for its clients through the selection of stocks with the potential to outperform the market and grow at a faster rate than the U.S. economy. Among its approaches are pursuit of growth 50% above the S&P 500, prompt responses to changes in the market or economy and aggressive, highly concentrated portfolios.


         Loomis Sayles is one of the oldest and largest investment firms in the U.S. and has provided investment counseling to individuals and institutions since 1926. Characteristic of Loomis Sayles is that it has one of the largest staffs of research analysts in the industry, practices strict buy and sell disciplines and focuses on sound value in stock and bond selection. Among its clients are many large corporations such as Mobil Oil.


         Westpeak employs proprietary research and a disciplined stock selection process that seeks rigorously to control unnecessary risk. Its investment process is designed to evaluate when value and growth styles - two primary approaches to stock investing - hold potential for reward. Over seventy fundamental attributes are continuously analyzed by Westpeak's experienced analysts and sophisticated computer systems. The results are assessed against Wall Street's consensus thinking, in pursuit of returns in excess of appropriate benchmarks. The value/growth strategy is a unique blend of investment styles, seeking opportunities for increased return with reduced risk. Among the keys to Westpeak's investment process are continuous review of timely, accurate data on over 3600 companies, analysis of dozens of factors for excess return potential and identification of overvalued and undervalued stocks.

         Harris Associates L.P. is a Chicago-based investment management company with more than $7.6 billion in assets under management, comprised of the $4 billion Oakmark Fund Group and $3.6 billion in individual and institutional assets. Harris Associates L.P.'s investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities prices significantly below long-term value presents the best opportunity to achieve long-term growth of capital.

         On June 30, 1995, NEIC purchased the assets of Graystone Partners, L.P. ("Graystone"), a Chicago-based consulting firm focusing exclusively on working with the wealthiest families in the country. Founded in 1993, Graystone specializes in assisting high net worth families in developing asset allocation strategies, identifying appropriate portfolio managers and the monitoring of investment performance.

         Vaughan, Nelson, Scarborough & McConnell L.P. ("VNSM") is a Houston-based investment management firm focusing on institutional and high net worth clients, approximately half of which are foundations and endowments. Founded in 1970, VNSM manages equity, fixed income and balanced portfolios and focuses on strong fundamental research, solid investment performance and excellent client service.

         Financial Adviser Services ("FAS"), a division of NEIC, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to NEIC affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

         FAS will provide marketing support to NEIC affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', Fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; commentary about the advisers, their funds and their personnel from third party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including but not limited to, statistics, detailed explanations or broad summaries of:

     -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
     -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
     -current and prospective ERISA regulation and requirements.

o Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

     -increased employee retention
     -reinforcement or creation of morale
     -deductibility of contributions for participants
     -deductibility of expenses for employers
     -tax deferred growth, including illustrations and charts
     -loan features and exchanges among accounts
     -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

o Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including but not limited to:

     -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
     -broad choice of investment options and competitive fees
     -plan sponsor and participant statements and notices
     -the plan prototype, summary descriptions and board resolutions
     -plan design and customized proposals
     -trusteeship, record keeping and administration
     -the services of State Street Bank, including but not limited to, trustee services and tax reporting
     -the services of DST and BFDS, including but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
     -the services of Trust Consultants Inc. (TCI), including but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

     -access to expertise on investments
     -assistance in interpreting past, present and future market trends and economic events
     -providing information to clients including participants during enrollment and on an ongoing basis after participation
     -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                   APPENDIX D


               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
        MUNICIPAL INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996

                                                                  PERCENTAGE
                                                                    OF NET
         SECURITY                                                   ASSETS
         --------                                                   ------
         Preferred Stock ....................................            %
         Short-term Obligations and Other Assets ............            %
         Debt-- Unrated .....................................            %
         Debt-- Standard and Poor's Rating
                  AAA .......................................            %
                  AA ........................................            %
                  A .........................................            %
                  BBB........................................            %
                  BB.........................................            %
                  B..........................................            %
                  CCC........................................            %
                  C/D........................................            %

The chart above indicates the composition of the Municipal Income Fund for the fiscal year ended December 31, 1996, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Municipal Income Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
          BOND INCOME FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996

                                                                  PERCENTAGE
                                                                    OF NET
         SECURITY                                                   ASSETS
         --------                                                   ------
         Preferred Stock ....................................            %
         Short-term Obligations and Other Assets ............            %
         Debt-- Unrated .....................................            %
         Debt-- Standard and Poor's Rating
                  AAA .......................................            %
                  AA ........................................            %
                  A .........................................            %
                  BBB........................................            %
                  BB.........................................            %
                  B..........................................            %
                  CCC........................................            %
                  C/D........................................            %

The chart above indicates the composition of the Bond Income Fund for the fiscal year ended December 31, 1996, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the Bond Income Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
           CALIFORNIA FUND FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996

                                                                  PERCENTAGE
                                                                    OF NET
         SECURITY                                                   ASSETS
         --------                                                   ------
         Preferred Stock ....................................            %
         Short-term Obligations and Other Assets ............            %
         Debt-- Unrated .....................................            %
         Debt-- Standard and Poor's Rating
                  AAA .......................................            %
                  AA ........................................            %
                  A .........................................            %
                  BBB........................................            %
                  BB.........................................            %
                  B..........................................            %
                  CCC........................................            %
                  C/D........................................            %

The chart above indicates the composition of the California Fund for the fiscal year ended December 31, 1996, with the debt securities rated by S&P separated into the indicated categories. The percentages were calculated on a dollar-weighted average basis by determining monthly the percentage of the California Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.

                                                       Registration Nos. 2-98326
                                                                        811-4323

                            NEW ENGLAND FUNDS TRUST I

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Per share income and capital changes for all series of the Registrant other than New England Star Small Cap Fund are included in the prospectuses filed in Part A of Post-Effective Amendment No. 31 to this Registration Statement (for all such series except New England Star Worldwide Fund) or Post-Effective Amendment No. 32 thereto (for New England Star Worldwide Fund). The following financial statements are incorporated in Part II of the statement of additional information filed as Part B hereof by reference to the annual reports to shareholders of the series of the Registrant listed below for the fiscal year ended December 31, 1995, which were filed with the Commission on the dates appearing in parentheses below:

         (1)      New England Balanced Fund (March 13, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement of Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (2)      New England Growth Fund (March 12, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement of Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (3)      New England Value Fund (March 14, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement of Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (4)      New England Star Advisers Fund (March 14, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement of Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (5)      New England International Equity Fund (March 12, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement of Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (6)      New England Capital Growth Fund (March 14, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement of Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (7)      New England Bond Income Fund (March 14, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (8)      New England Municipal Income Fund (March 12, 1996)
                  (i)      Port Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (9)      New England Government Securities Fund (March 14, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (10)     New England Strategic Income Fund (March 12, 1996)
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         The following financial statements are incorporated in Part II of the statement of additional information filed as Part B hereof by reference to the semi-annual report to shareholders of New England Star Worldwide Fund listed below for the semi-annual period ended June 30, 1996, which was filed with the Commission on July 29, 1996.

               New England Star Worldwide Fund (July 29, 1996)
                  (i)        Portfolio Composition
                  (ii)       Statement of Assets & Liabilities
                  (iii)      Statement of Operations
                  (iv)       Statement of Changes in Net Assets
                  (v)        Per Share Data and Ratios

(b)      Exhibits:

         1. (a) Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to
                  Exhibit 1(a) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996.

            (b) Amendment No. 5 to Amended and Restated Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996.

            (c) Amendment No. 9 to Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to
                  Exhibit 1(c) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996.


            (d) Amendment No. 10 to Amended and Restated Agreement and Declaration of Trust is filed herewith.


         2. (a) Bylaws of the Registrant are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

            (b) Amendment to the Bylaws of the Registrant is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

         3.       None.

         4.       Rights of shareholders are described in Article III,
                  Section 6 of the Amended and Restated Agreement and Declaration of Trust of the Registrant filed as Exhibit 1(a) to this Registration Statement.

         5. (a) Advisory Agreement between the Registrant, on behalf of its New England Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is incorporated herein by reference to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

            (b) Advisory Agreements between the Registrant and New England Funds Management, L.P. ("NEFM"), relating to the following series of the Registrant, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996:

                  (i)      New England Capital Growth Fund
                  (ii)     New England Balanced Fund
                  (iii)    New England International Equity Fund
                  (iv)     New England Star Advisers Fund
                  (v)      New England Value Fund
                  (vi)     New England Star Worldwide Fund
                  (vii)    New England Government Securities Fund
                  (viii)   New England Strategic Income Fund
                  (ix)     New England Bond Income Fund
                  (x)      New England Municipal Income Fund


            (c) Advisory Agreement between the Registrant, relating to its New England Small Cap Fund, and NEFM is filed herewith.


            (d) Subadvisory Agreements relating to the following series of the Registrant, between NEFM and the subadvisers indicated in parentheses, are incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 31 to this Registration Statement filed on April 12, 1996:


                  (i)      New England Capital Growth Fund (Loomis Sayles & Company, L.P. ["Loomis Sayles"])
                  (ii)     New England Balanced Fund (Loomis Sayles)
                  (iii)    New England Star Advisers Fund (Berger Associates, Inc. ["Berger"])
                  (iv)     New England Star Advisers Fund (Founders Asset Management, Inc. ["Founders"])
                  (v)      New England Star Advisers Fund (Janus Capital Corporation ["Janus"])
                  (vi)     New England Star Advisers Fund (Loomis Sayles)
                  (vii)    New England Value Fund (Loomis Sayles)
                  (viii)   New England Star Worldwide Fund (Harris Associates L.P. ["Harris"])
                  (ix)     New England Star Worldwide Fund (Montgomery Asset Management ["Montgomery"])
                  (x)      New England Star Worldwide Fund (Founders)
                  (xi)     New England Star Worldwide Fund (Janus Capital)
                  (xii)    New England Government Securities Fund (Back Bay Advisors ["Back Bay Advisors"])
                  (xiii)   New England Strategic Income Fund (Loomis Sayles)
                  (xiv)    New England Bond Income Fund (Back Bay Advisors)
                  (xv)     New England Municipal Income Fund (Back Bay Advisors)

            (e) Subadvisory Agreements relating to the Registrant's New England Star Small Cap Fund, between NEFM and each of the following subadvisers are filed herewith:


                  (i)      Robertson Stephens & Company Investment Management, L.P.
                  (ii)     Montgomery
                  (iii)    Loomis Sayles
                  (iv)     Harris


            (f) Form of Subadvisory Agreement relating to the Registrant's New England International Equity Fund, between NEFM and Loomis Sayles is filed herein.


         6. (a) Form of Distribution Agreement between the Registrant, on behalf of each of the following series, and New England Funds, L.P. is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996:

                  (i)      New England Capital Growth Fund
                  (ii)     New England Balanced Fund
                  (iii)    New England Growth Fund
                  (iv)     New England International Equity Fund
                  (v)      New England Star Advisers Fund
                  (vi)     New England Value Fund
                  (vii)    New England Government Securities Fund
                  (viii)   New England Strategic Income Fund
                  (ix)     New England Bond Income Fund
                  (x)      New England Municipal Income Fund
                  (xi)     New England Star Worldwide Fund


            (b) Distribution Agreement between the Registrant, on behalf of its New England Star Small Cap Fund, and New England Funds, L.P. is filed herewith.


         7.       None.

         8. (a) Custodian Contract dated April 13, 1988 between the Registrant, on behalf of its New England Global Government Fund, and State Street Bank and Trust Company ("State Street"), including form of subcustodian agreement, is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

            (b) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.


            (c) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England International Equity Fund filed herewith.

            (d) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Capital Growth Fund is filed herewith.

            (e) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Advisers Fund is filed herewith.

            (f) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Strategic Income Fund is filed herewith.

            (g) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Worldwide Fund is filed herewith.

            (h) Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Small Cap Fund is filed herewith.


         9. (a) Transfer Agency Agreement between the Registrant and New England Funds, L.P. (formerly TNE Investment Services Corporation) is incorporated herein by reference to Post-Effect Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

            (b) Form of Service Agreement between New England Securities Corporation ("New England Securities") and Back Bay Advisors is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (c) Form of Service Agreement between New England Securities and Loomis Sayles is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (d) Form of Service Agreement between New England Securities and CGM is incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed on May 1, 1990.

            (e) Form of Administrative Agreement between New England Securities and Registrant is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (f) Organizational Expense Reimbursement Agreement between the Registrant and New England Mutual Life Insurance Company ("The New England") is incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

            (g) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England International Equity Fund and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement, filed on April 1, 1992.

            (h) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Capital Growth Series, is incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement, filed on August 19, 1992.

            (i) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Strategic Income Fund, and New England Funds, L.P. is incorporated herein by reference to Exhibit 9(i) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

            (j) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Star Worldwide Fund, and New England Funds, L.P. is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 31 to this Registration Statement, filed April 12, 1996.


            (k) Sub-Transfer Agency Agreement between New England Funds, L.P. (formerly TNE Investment Services Corporation) and State Street is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.


            (l) Expense Agreement between the Registrant, on behalf of its Strategic Income Fund, and NEFM is incorporated herein by reference to Exhibit 9(l) to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

            (m) Form of Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P., relating to each series of the Registrant other than New England Growth Fund, is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

            (n) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its Star Small Cap Fund, and New England Funds, L.P. is filed herewith.


            (o) Letter Agreement between the Registrant and State Street relating to the applicability of the Sub-Transfer Agency Agreement to New England Star Small Cap Fund is filed herewith.


            (p) Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P. relating to New England Star Small Cap Fund is filed herewith.

         10.(a) Opinion and consent of counsel relating to the Registrant's New England Growth Fund, New England Equity Income Fund, New England Value Fund, New England Bond Income Fund and New England Municipal Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed on November 7, 1986.

            (b) Opinion and consent of counsel relating to the Registrant's New England Government Securities Fund is incorporated herein by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

            (c) Opinion and consent of counsel relating to the Registrant's New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement, filed on October 20, 1992.

            (d) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed on December 22, 1993.

            (e) Opinion and consent of counsel relating to the Registrant's New England Capital Growth Fund is incorporate herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

            (f) Opinion and consent of counsel relating to the Registrant's New England Star Advisers Fund is incorporate herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

            (g) Opinion and consent of counsel relating to the Registrant's New England Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995.

            (h) Opinion and consent of counsel relating to the Registrant's New England Star Worldwide Fund is incorporated herein by reference to Exhibit 10(h) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.


            (i) Opinion and consent of counsel relating to the Registrant's New England Star Small Cap Fund is filed herewith.


         11.      None.

         12.      None.

         13. Investment Letter of New England Securities is incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.


         14. The following are filed herewith: (i) New England Funds, L.P. Tax Sheltered Custodial Account Agreement; (ii) New England Funds, L.P. Keogh Plan; (iii) New England Funds, L.P. Simplified Employee Pension Plan; (iv) New England Funds, L.P. Individual Retirement Plan Prototype; and (v) New England Funds, L.P. 401(k) Plan Prototype.


         15.(a) Rule 12b-1 Plans relating to the Class A shares of the Registrant's New England Balanced Fund, New England Growth Fund, New England Value Fund, New England International Equity Fund, New England Capital Growth Fund, New England Bond Income Fund, New England Municipal Income Fund and New England Government Securities Fund are incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

            (b) Rule 12b-1 Plan relating to the Class A shares of the Registrant's New England Star Advisers Fund is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 32 to this Registration Statement filed on July 30, 1996.

            (c) Form of Rule 12b-1 Plan relating to the Class C shares of the Registrant's New England Star Advisers Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement, filed on June 20, 1994.

            (d) Rule 12b-1 Plans relating to the Class C shares of the Registrant's New England International Equity Fund, New England Value Fund, New England Balanced Fund, New England Capital Growth Fund and New England Bond Income Fund are incorporated herein by reference to Post-Effective Amendment No. 25 to this Registration Statement, filed on February 15, 1995.

            (e) Form of Rule 12b-1 Plan relating to the Class A shares of the Registrant's New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed February 15, 1995.

            (f) Form of Rule 12b-1 Plan relating to the Class C shares of the Registrant's New England Strategic Income Fund is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 25 to this Registration Statement, filed February 15, 1995.

            (g) Forms of Rule 12b-1 Plan relating to the Class A and Class C shares of New England Star Worldwide Fund are incorporated herein by reference to Post-Effective Amendment No. 28 to this Registration Statement, filed on October 13, 1995.

            (h) Form of Rule 12b-1 Plan relating to Class B shares of each series of the Registrant other than New England Growth Fund is incorporated herein by reference to Exhibit 15(h) to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.


            (i) 12b-1 Plan relating to Class A shares of the Registrant's New England Star Small Cap Fund is incorporated herein by reference to Exhibit 15(i) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.

            (j) 12b-1 Plan relating to Class B shares of the Registrant's New England Star Small Cap Fund is incorporated herein by reference to Exhibit 15(j) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.

            (k) 12b-1 Plan relating to Class C shares of the Registrant's New England Star Small Cap Fund is incorporated herein by reference to Exhibit 15(k) to Post-Effective Amendment No. 33 to this Registration Statement, filed on October 3, 1996.


         16. Schedule for computation of performance quotations is incorporated herein by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed on May 1, 1989.

         17.      Financial Data Schedule is incorporated herein by reference to
                  Exhibit 17 to Post-Effective Amendment No. 32 to this Registration Statement, filed on July 30, 1996.

         18. Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 26 to this Registration Statement, filed on May 1, 1995.

         19.(a) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Henry L.P. Schmelzer, Graham T. Allison, Jr., Pendleton P. White, John A. Shane and Sandra O. Moose are incorporated herein by reference to Post-Effective Amendment No. 27 to this Registration Statement, filed on October 12, 1995.

            (b) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, Henry L.P. Schmelzer and Robert P. Connolly as attorneys to sign for Daniel M. Cain and Richard Darman are incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement, filed on April 12, 1996.

Item 25.          Persons Controlled by or Under Common Control with the
                  Registrant

None.

Item 26.          Number of Holders of Securities

The following table sets forth the number of record holders of each class of securities of the Registrant as of January 31, 1997:

                     Title of Series                                              Number of Record Holders
                     ---------------                                              ------------------------
                                                               Class A           Class B           Class C           Class Y

New England Growth Fund                                         74,043              ---               ---              ---

New England Value Fund                                          15,874             5,797              303               3

New England Balanced Fund                                       13,740             6,340              213               6

New England Bond Income Fund                                    11,415             3,149              273               7

New England Government Securities Fund                           8,558              505               ---               2

New England Municipal Income Fund                                5,271              510               ---              ---

New England Star Advisers Fund                                  27,307            35,013             5,142              7

New England International Equity Fund                           10,496             6,757              263              11

New England Capital Growth Fund                                 11,844             5,289              99               ---

New England Strategic Income Fund                                4,213             5,168             1,242             ---

New England Star Small Cap Fund                                  1,445             1,148              294              ---

New England Star Worldwide Fund                                  7,638             8,795             1,279             ---


Item 27.          Indemnification

Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed on September 11, 1985.

Item 28.          Business and Other Connections of Investment Adviser


(a) Loomis Sayles, the subadviser of the Registrant's New England Value Fund, New England International Equity Fund, New England Balanced Fund, New England Capital Growth Fund, New England Strategic Income Fund and New England High Income Fund and a subadviser of New England Star Advisers Fund and New England Star Small Cap Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals. Loomis Sayles' general partner, directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature:


          Name and Office with                         Name and Address of                           Nature of
              Loomis Sayles                             Other Affiliations                          Connection
              -------------                             ------------------                          ----------
Loomis Sayles & Company, Incorporated      None                                          None
("LSCI")
General Partner

Robert J. Blanding,                        None                                          None
President and Chief Executive Officer

Daniel J. Fuss,                            None                                          None
Executive Vice President

Jeffrey L. Meade,                          None                                          None
Executive Vice President and Chief
Operating Officer

Sandra P. Tichenor,                        None                                          None
Vice President, General Counsel and
Secretary

Meri Anne Beck,                            None                                          None
Vice President

Mary C. Champagne,                         None                                          None
Vice President


Paul Drexler,                              None                                          None
Vice President


Richard W. Hurkes,                         None                                          None
Vice President

Scott A. Pape,                             None                                          None
Vice President

Douglas D. Ramos,                          None                                          None
Vice President

Carol C. McMurtie,                         None                                          None
Vice President

Tricia H. Mills,                           None                                          None
Vice President

Jeffery C. Petherick,                      None                                          None
Vice President


(b) CGM, the adviser of the Registrant's New England Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals. CGM's general partner, directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature.


          Name and Office with                         Name and Address of                           Nature of
                   CGM                                  Other Affiliations                          Connection
                   ---                                  ------------------                          ----------
Kenbob, Inc.                               None                                          None
General Partner


(c) Back Bay Advisors, the subadviser of the Registrant's New England Bond Income Fund, New England Government Securities Fund and New England Municipal Income Fund, is wholly owned by NEIC. Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors' general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


          Name and Office with                         Name and Address of                           Nature of
            Back Bay Advisors                           Other Affiliations                          Connection
            -----------------                           ------------------                          ----------
Back Bay Advisors, Inc.                    None                                          None
General Partner

Charles T. Wallis,                         NEF Corporation                               Director
President and Chief Executive Officer
                                           Back Bay Advisors, Inc.                       President, Chief Executive
                                           399 Boylston Street                           Officer and Director
                                           Boston, MA 02116

Charles G. Glueck,                         None                                          None
Senior Vice President

Scott A. Millimet,                         Back Bay Advisors, Inc.                       Executive Vice President
Executive Vice President                   399 Boylston Street
                                           Boston, MA 02116

Edgar M. Reed,                             Aetna Capital Management*                     Head of Fixed Income Management
Executive Vice President and Chief         151 Farmington Avenue                         Group
Investment Officer                         Hartford, CT 06156

J. Scott Nicholson,                        None                                          None
Senior Vice President

Kimberly J. Forsyth,                       Legg Mason Incorporated*                      Senior Vice President and
Senior Vice President                      7 East Redwood Street                         Director of Tax-Exempt Credit
                                           Baltimore, MD 21202                           Research

                                           Via International City/County                 Independent Consultant to
                                           Management Association                        Bulgaria
                                           777 North Capital Street, NE
                                           Washington, DC 20002

Catherine Bunting,                         None                                          None
Senior Vice President

Nathan R. Wentworth,                       None                                          None
Vice President

Paul Zamagni,                              None                                          None
Vice President and Treasurer

Peter Palfrey,                             None                                          None
Vice President

Harold B. Bjornson,                        None                                          None
Vice President

Eric Gutterson,                            None                                          None
Vice President


(d) Berger, a subadviser to the Registrant's New England Star Advisers Fund, serves as investment adviser to mutual funds, pension and profit sharing plans and other institutional and private investors. Berger's directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


          Name and Office with                         Name and Address of                           Nature of
                 Berger                                 Other Affiliations                          Connection
                 ------                                 ------------------                          ----------
William M. B. Berger,                      None                                          None
Director


Patrick S. Adams,                          Zurich Kemper Investments, Inc.*              Senior Vice President
Senior Vice President                      1 Kemper Dr.
                                           Long Grove, IL 60049

                                           Founders Asset Management, Inc.*              Portfolio Manager
                                           2930 East Third Ave.
                                           Denver, CO 80206


William R. Keithler,                       INVESCO Trust Company*                        Senior Vice President
Vice President                             7800 East Union Ave; Suite 800
                                           Denver, CO 80237

Kevin R. Fay,                              None                                          None
Vice President, Secretary and Treasurer

Brian S. Ferrie,                           United Services Advisors, Inc.*               Compliance Officer
Compliance Officer                         7900 Callaghan Road
                                           San Antonio, TX 78229

David J. Schultz,                          Smith, Brock and Gwinn*                       Partner
Controller                                 650 South Cherry Street
                                           Denver, CO 80222

Gerard M. Lavin,                           DST Systems Inc.                              Senior Officer
President and Director                     1055 Broadway, 9th Floor
                                           Kansas City, MO 64105

                                           Investors Fiduciary Trust Co.*                President and Chief Executive
                                           127 West 10th Street                          Officer
                                           Kansas City, MO 64105

Landon H. Rowland,                         Kansas City Southern Industries, Inc.         President and Chief Executive
Director                                   ("KCSI")                                      Officer
                                           114 West 11th Street
                                           Kansas City, MO 64105

(e) Founders, a subadviser to the Registrant's New England Star Advisers Fund and New England Star Worldwide Fund, has been an investment adviser since 1938 and serves as an investment adviser to mutual funds and other accounts. Founders' directors and officers have been engaged during the past two fiscal years in the following other businesses, professions, vocations or employments of a substantial nature:


          Name and Office with                         Name and Address of                           Nature of
                Founders                                Other Affiliations                          Connection
                --------                                ------------------                          ----------
Bjorn K. Borgen,                           None                                          None
Director, Chief Executive Officer and
Secretary

David L. Ray,                              None                                          None
Vice President, Assistant Secretary and
Treasurer

Michael K. Haines,                         None                                          None
Senior Vice President

Michael Gerding,                           None                                          None
Vice President

Charles Hooper,                            None                                          None
Vice President

Linda Ripley,                              None                                          None
Assistant Vice President

Roberto Galindo, Jr.,                      None                                          None
Assistant Vice President

Thomas Mauer,                              None                                          None
Assistant Vice President

Gregory Contillo,                          None                                          None
Vice President

James Rankin,                              None                                          None
Vice President


(f) Janus Capital, a subadviser to the Registrant's New England Star Advisers Fund and New England Star Worldwide Fund, serves as investment adviser to mutual funds and individual, corporate, charitable and retirement accounts. Janus Capital's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


          Name and Office with                         Name and Address of                           Nature of
                  Janus                                 Other Affiliations                          Connection
                  -----                                 ------------------                          ----------
Thomas H. Bailey,                          IDEX Management, Inc. ("IDEX")                Chairman and Director
Chairman, Director, President and Chief    201 Highland Avenue
Executive Officer                          Largo, FL 34690

James P. Craig,                            None
Vice President and Chief Investment
Officer

Thomas F. Marsico,                         None
Vice President

James P. Goff,                             None                                          None
Vice President

Warren B. Lammert,                         None                                          None
Vice President

Ronald V. Speaker,                         None                                          None
Vice President

Helen Young Hayes,                         None                                          None
Vice President

Sharon S. Pichler,                         None                                          None
Vice President

Scott W. Schoelzel,                        None                                          None
Vice President

David C. Tucker,                           Janus Service Corporation ("Janus Service")   Vice President, General Counsel
Vice President, Secretary and General      100 Fillmore Street                           and Director
Counsel                                    Denver, CO 80206

                                           Janus Distributors, Inc. ("Janus              Vice President, General Counsel
                                           Distributors")                                and Director
                                           100 Fillmore Street
                                           Denver, CO 80206

Steven R. Goodbarn,                        Janus Service                                 Vice President of Finance,
Vice President of Finance, Treasurer and                                                 Treasurer and Chief Financial
Chief Financial Officer                                                                  Officer

                                           Janus Distributors                            Vice President of Finance,
                                                                                         Treasurer and Chief Financial
                                                                                         Officer

                                           IDEX                                          Director

Michael E. Herman,                         Ewing Marion Kauffman Foundation              Chairman of Finance Committee
Director                                   4900 Oak
                                           Kansas City, MO 64112

Michael N. Stolper,                        Stolper & Company, Inc.                       President
Director                                   525 B Street
                                           San Diego, CA

Thomas A. McDonnell,                       DST Systems, Inc.                             President, Chief Executive
Director                                   1055 Broadway                                 Officer and Director
                                           Kansas City, MO 64105

                                           KCSI                                          Executive Vice President and
                                                                                         Director


(g) NEFM, adviser to all the series of the Registrant except New England Growth Fund, was organized in 1995. NEFM also serves as adviser to all of the series of New England Funds Trust II and to New England Cash Management Trust, New England Tax Exempt Money Market Trust and New England Equity Income Fund. NEFM's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


          Name and Office with                           Name and Address of                               Nature of
                  NEFM                                   Other Affiliations                               Connection
                  ----                                   ------------------                               ----------
NEF Corporation                            New England Funds, L.P.                          General Partner
General Partner                            399 Boylston Street
                                           Boston, MA 02116

Henry L.P. Schmelzer,                      New England Funds, L.P.                          President and Chief Executive Officer
President and Chief Executive Officer

                                           NEF Corporation                                  President, Chief Executive Officer
                                                                                            and Director

                                           Back Bay Advisors, Inc.                          Director

                                           New England Securities Corporation*              Director
                                           399 Boylston Street
                                           Boston, MA 02116

Frank Nesvet,                              New England Funds, L.P.                          Senior Vice President and Chief
Senior Vice President, Chief Financial                                                      Financial Officer
Officer and Treasurer

                                           NEF Corporation                                  Senior Vice President, Chief
                                                                                            Financial Officer and Treasurer

Robert P. Connolly,                        NEF Corporation                                  Senior Vice President, General
Senior Vice President, General Counsel,                                                     Counsel, Secretary and Clerk
Assistant Secretary and Clerk

                                           New England Funds, L.P.                          Senior Vice President, General
                                                                                            Counsel, Secretary and Clerk

                                           Kroll Associates, Inc.*                          Managing Director and General Counsel
                                           900 3rd Avenue
                                           New York, NY 10022

Bruce R. Speca,                            NEF Corporation                                  Executive Vice President
Executive Vice President

                                           New England Funds, L.P.                          Executive Vice President

Peter H. Duffy,                            NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Martin G. Dyer,                            NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Ralph M. Greggs,                           NEF Corporation                                  Vice President
Vice President

                                           New England Funds, L.P.                          Vice President

Beatriz A. Pina-Smith,                     NEF Corporation                                  Assistant Controller
Assistant Controller

                                           New England Funds, L.P.                          Assistant Controller


(h) Montgomery is a subadviser to the Registrant's New England Star Worldwide Fund and New England Star Small Cap Fund. Montgomery's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


            Name and Office with                  Name and Address of Other                 Nature of
                 Montgomery                             Affiliations                        Connection
                 ----------                             ------------                        ----------
     Montgomery Asset Management, Inc.    None                                       None
     General Partner

     R. Stephen Doyle                     Montgomery Asset Management, Inc.          Chairman and Director
     Chairman, Managing Director of       600 Montgomery Street
     Mutual Funds and Executive Vice      San Francisco, CA 94111
     President

                                          Montgomery Securities                      Managing Director
                                          600 Montgomery Street
                                          San Francisco, CA 94111

     Mark B. Geist                        Montgomery Asset Management, Inc.          Director and President
     President

     John T. Story                        None                                       None
     Managing Director of Mutual Funds
     and Executive Vice President

     Mary Jane Fross                      None                                       None
     Manager of Mutual Fund
     Administration and Finance

     Josephine Jimenez                    None                                        None
     Managing Director and Portfolio
     Manager

     Bryan L. Sudweeks                    None                                       None
     Managing Director and Portfolio
     Manager

     Stuart O. Roberts                    None                                       None
     Managing Director and Portfolio
     Manager

     John H. Brown                        Merus Capital Management*                  Portfolio Manager and
     Managing Director and Senior         475 Sansome Street                         Analyst
     Portfolio Manger                     San Francisco, CA  94111

     William C. Stevens                   None                                       None
     Managing Director and Portfolio
     Manager

     Roger Honour                         None                                       None
     Managing Director and Senior
     Portfolio Manager

     Oscar Castro                         None                                       None
     Managing Director and Portfolio
     Manager

     John Boich                           None                                       None
     Managing Director and Portfolio
     Manager


(i) Harris serves as a subadviser to the Registrant's New England Star Worldwide Fund and New England Star Small Cap Fund and is wholly owned by NEIC. Harris serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator. Harris's general partner, directors and officers have been engaged during the past two fiscal years in the following business, professions, vocations or employments of a substantial nature:


            Name and Office with                   Name and Address of                          Nature of
                   Harris                           Other Affiliations                          Connection
                   ------                           ------------------                          ----------
     Harris Associates Inc.              Harris Associates Securities, L.P.        General Partner
     General Partner                     Two North LaSalle Street
                                         Chicago, IL 60602

     Victor Morgenstern                  None                                      None
     Executive and Chief Executive
     Officer

     Donald Terao                        None                                      None
     Chief Financial Officer,
     Treasurer and Secretary

     Robert M. Levy                      None                                      None
     President

     Roxanne M. Martino                  None                                      None
     Vice President

     Anita Nagler                        None                                      None
     Vice President


(j) Robertson Stephens Investment Management, L.P. ("RSIM L.P"), a subadviser to the Registrant's Star Small Cap Fund provides investment advice to various clients including public mutual funds, private limited partnerships and separate accounts. RSIM's directors and officers have been engaged in the following businesses, professions, vacations or employments of a substantial nature during the past two fiscal years (former affiliations are marked with an asterisk):


            Name and Office with                   Name and Address of Other                     Nature of
                 RSIM, L.P.                              Affiliations                            Connection
                 ----------                              ------------                            ----------
     George R. Hecht                      Robertson Stephens & Company LLC             Chief Operating Officer and
     President                            (affiliate of/distributor for RSIM, L.P.)    Managing Director
                                          555 California Street
                                          San Francisco, CA 94104

                                          Robertson, Stephens & Company Group, L.L.C.  Member and Executive
                                          555 California Street                        Committee Member
                                          San Francisco, CA 94104

     Terry R. Otton                       Robertson Stephens & Company LLC             Chief Financial Officer and
     Chief Financial Officer              (affiliate of/distributor for RSIM, L.P.)    Managing Director
                                          555 California Street
                                          San Francisco, CA 94104

                                          Robertson, Stephens & Company Group, L.L.C.  Member
                                          555 California Street
                                          San Francisco, CA 94104

     Dana K. Welch                        Robertson Stephens & Company LLC             General Counsel
     General Counsel                      (affiliate of/distributor for RSIM, L.P.)
                                          555 California Street
                                          San Francisco, CA 94104

     Paul H. Stephens                     Robertson Stephens & Company LLC             Managing Director
     Chief Investment Officer             (affiliate of/distributor for RSIM, L.P.)
                                          555 California Street
                                          San Francisco, CA 94104

                                          Robertson, Stephens & Company Group, L.L.C.  Member and Executive
                                          555 California Street                        Committee Member
                                          San Francisco, CA 94104

     Amy Hoffman                          KPMG Peat Marwick*                           Employee/Senior Manager
     Controller                           345 Park Avenue
                                          New York, NY 10154

     Robert Greenwood                     Putnam Investments*                          Project Manager Compliance
     Compliance Director                  One Post Office Square                       Systems
                                          Boston, MA 02109

Item 29. Principal Underwriter

(a) New England Funds, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

      New England Tax Exempt Money Market Trust
      New England Cash Management Trust
      New England Funds Trust II
      New England Funds Trust III

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                                                   Positions and Offices with                   Positions and Offices
                   Name                               Principal Underwriter                        with Registrant
                   ----                               ---------------------                        ---------------
 NEF Corporation                           General Partner                              None

 Henry L.P. Schmelzer                      President and Chief Executive Officer        President and Trustee

 Bruce R. Speca                            Executive Vice President                     Executive Vice President

 Robert P. Connolly                        Senior Vice President, General Counsel,      Secretary
                                           Secretary and Clerk

 Frank Nesvet                              Senior Vice President and Chief Financial    Treasurer
                                           Officer

 Munish Agrawal                            Vice President                               None

 Elizabeth P. Burns                        Vice President                               None


 James H. Davis                            Senior Vice President                        None


 Peter H. Duffy                            Vice President                               None

 Martin G. Dyer                            Vice President                               None

 Tracy A. Fagan                            Vice President                               None


 Raymond K. Girouard                       Senior Vice President, Treasurer and         None
                                           Controller


 Ralph M. Greggs                           Vice President                               None

 Lynne H. Johnson                          Vice President                               None


 Caren I. Leedom                           Senior Vice President                        None


 Marie G. McKenzie                         Vice President                               None

 Robert E. O'Hare                          Vice President, Senior Counsel, Assistant    None
                                           Secretary and Assistant Clerk

 Andrew Olear                              Executive Vice President                     None

 Bernard M. Shavelson                      Vice President                               None

 Kristine E. Swanson                       Vice President                               None

 Sharon Wratchford                         Vice President                               None


 Beatriz A. Pina-Smith                     Vice President and Assistant Controller      None


The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.

Item 30.          Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

         (a)      Registrant
                  Rule 31a-1(b)(4)

         (b)      State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02110
                  Rule 31a-1(a)
                  Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

                  (i) For New England Growth Fund:

                      Capital Growth Management Limited Partnership One International Place
                      Boston, Massachusetts 02110
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                 (ii) For series of the Registrant managed by Back Bay Advisors:

                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, Massachusetts 02116
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Back Bay Advisors, L.P.
                      399 Boylston Street
                      Boston, Massachusetts  02116
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)


                (iii) For New England Star Advisers Fund:


                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, Massachusetts  02116
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Berger Associates, Inc.
                      210 University Blvd.; Suite 900
                      Denver, CO 80206
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Janus Capital Corporation 100 Fillmore Street Denver, CO 80206 Rule 31a-1(b)(9), (10), (11); 31a-1(f) Rule 31a-2(e)

                      Founders Asset Management, Inc.
                      2930 East Third Ave.
                      Denver, CO 80206
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Loomis, Sayles & Company, L.P.
                      One Financial Center
                      Boston, Massachusetts 02111
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)


                 (iv) For New England Star Worldwide Fund:


                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, MA 02116
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Harris Associates L.P.
                      Two North LaSalle Street
                      Chicago, Illinois 60602
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Janus Capital Corporation
                      100 Fillmore Street
                      East Third Avenue
                      Denver, CO 80206
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Founders Asset Management, Inc.
                      2930 East Third Avenue
                      Denver, Colorado 80206
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Montgomery Asset Management, L.P.
                      600 Montgomery Street
                      San Francisco, California 94111
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)


                  (v) For the series of the Registrant managed by Loomis Sayles:


                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, MA 02116
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Loomis, Sayles & Company, L.P.
                      One Financial Center
                      Boston, MA 02111
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)


                 (vi) For New England Star Small Cap Fund:


                      New England Funds Management, L.P.
                      399 Boylston Street
                      Boston, MA 02116
                      Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Harris Associates L.P.
                      Two North LaSalle Street
                      Chicago, IL 60602
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Montgomery Asset Management, L.P.
                      600 Montgomery Street
                      San Francisco, CA 94111
                      Rule 31a-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Loomis, Sayles & Company, L.P.
                      One Financial Center
                      Boston, MA 02111
                      Rule 31-1(b)(9), (10), (11); 31a-1(f)
                      Rule 31a-2(e)

                      Robertson Stephens & Company
                      555 California Street
                      San Francisco, CA 94101
                      Rule 31a-1(b)(9), (10), (11); Rule 31a-1(f)
                      Rule 31a-2(e)

         (d)      New England Funds, L.P.
                  399 Boylston Street
                  Boston, Massachusetts  02116
                  Rule 31a - 1(d)
                  Rule 31a - 2(c)

Item 31.            Management Services

Not Applicable.

Item 32.            Undertakings

(a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.


(b) The Registrant hereby undertakes to file a post-effective amendment using Financial Statements relating to its New England Small Cap Fund within four to six months from the effective date of Post-Effective Amendment No. 33 filed on October 3, 1996.

                            NEW ENGLAND FUNDS TRUST I

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 34 to its Registration Statement meets all the requirements for effectiveness under paragraph (a) of Rule 485 under the Securities Act of 1933, and that it has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 14th day of February, 1997.



                                              NEW ENGLAND FUNDS TRUST I


                                               By:  PETER S. VOSS*
                                                    ----------------------
                                                    Peter S. Voss
                                                    Chief Executive Officer



                                              *By:  /s/ ROBERT P. CONNOLLY
                                                    ----------------------
                                                    Robert P. Connolly
                                                     Attorney-In-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                Signature                                   Title                                      Date
                ---------                                   -----                                      ----

PETER S. VOSS*                             Chairman of the Board; Chief Executive               February 14, 1997
-------------                              Officer; Principal Executive Officer;
Peter S. Voss                              Trustee

/s/FRANK NESVET                            Chief Financial Officer                              February 14, 1997
---------------
Frank Nesvet

HENRY L. P. SCHMELZER*                     Trustee                                              February 14, 1997
----------------------
Henry L. P. Schmelzer

GRAHAM T. ALLISON, JR.*                    Trustee                                              February 14, 1997
-----------------------
Graham T. Allison, Jr.

DANIEL M. CAIN*                            Trustee                                              February 14, 1997
Daniel M. Cain

KENNETH J. COWAN*                          Trustee                                              February 14, 1997
Kenneth J. Cowan

RICHARD DARMAN*                            Trustee                                              February 14, 1997
Richard Darman

SANDRA O. MOOSE*                           Trustee                                              February 14, 1997
Sandra O. Moose

JOHN A. SHANE*                             Trustee                                              February 14, 1997
John A. Shane

PENDLETON P. WHITE*                        Trustee                                              February 14, 1997
Pendleton P. White

                                                    *By: /s/ROBERT P. CONNOLLY
                                                         ----------------------
                                                            Robert P. Connolly
                                                            Attorney-In-Fact
                                                            February 14, 1997

                                                       EXHIBIT INDEX
            EXHIBIT NUMBER                                     EXHIBIT

              EX-99.1(d)         Amendment No. 10 to Amended and Restated Agreement and Declaration of Trust

              EX-99.5(c)         Advisory Agreement between the Registrant, relating to its New England Star Small Cap
                                 Fund, and NEFM

              EX-99.5(e)         Subadvisory Agreements, relating to the Registrant's New England Star Small Cap Fund,
                                 between NEFM and the following subadvisers: Robertson, Stephens & Company Investment
                                 Management, L.P., Montgomery Asset Management, L.P., Loomis, Sayles & Company L.P. and
                                 Harris Associates, L.P.

              EX-99.5(f)         Form of Subadvisory Agreement, relating to the Registrant's New England International
                                 Equity Fund, between NEFM and Loomis, Sayles & Company, L.P.

              EX-99.6(b)         Distribution Agreement between the Registrant, on behalf of its New England Star Small
                                 Cap Fund, and New England Funds, L.P.

              EX-99.8(c)         Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England International Equity Fund

              EX-99.8(d)         Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Capital Growth Fund

              EX-99.8(e)         Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Advisers Fund

              EX 99.8(f)         Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Strategic Income Fund

              EX 99.8(g)         Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to New England Star Worldwide Fund

            EX-99.8(h) and       Letter Agreement between the Registrant and State Street on behalf of New England Star
              EX-99.9(o)         Small Cap Fund

              EX-99.9(n)         Organizational Expense Reimbursement Agreement
                                 between the Registrant, on behalf of its New England Small Cap
                                 Fund and New England Funds, L.P.

              EX-99.9(p)         Class B Shares Remittance Agreement between the Registrant and New England Funds, L.P.
                                 relating to New England Star Small Cap Fund

              EX 99.10(i)        Opinion and consent of counsel relating to the Registrant's New England Star Small Cap
                                 Fund

               EX-99.14          New England Funds, L.P. Tax Sheltered Custodial Account Agreement; New England Funds,
                                 L.P. Keogh Plan; New England Funds, L.P. Simplified Employee Pension Plan; New England
                                 Funds, L.P. Individual Retirement Plan Prototype; New England Funds, L.P. 401(K) Plan
                                 Prototype
